                                                         RUSSELL INSURANCE FUNDS

2001 ANNUAL REPORT

MULTI-STYLE EQUITY FUND
AGGRESSIVE EQUITY FUND
NON-U.S. FUND
CORE BOND FUND
REAL ESTATE SECURITIES FUND



DECEMBER 31, 2001



                                                [LOGO OF RUSSELL INSURANCE FUND]

                  RUSSELL INSURANCE FUNDS

                  Russell Insurance Funds
                  is a "series mutual fund"
                  with five different
                  investment portfolios. These
                  financial statements report
                  on five Funds, each of which
                  has distinct investment
                  objectives and strategies.

                  FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

                  Responsible for overall management
                  and administration of the Funds.

                  FRANK RUSSELL COMPANY

                  Consultant to Frank Russell Investment
                  Management Company.

                             RUSSELL INSURANCE FUNDS

                                  ANNUAL REPORT

                                DECEMBER 31, 2001

                                TABLE OF CONTENTS

                                                                            Page

Multi-Style Equity Fund ................................................       2

Aggressive Equity Fund .................................................      16

Non-U.S. Fund ..........................................................      34

Core Bond Fund .........................................................      48

Real Estate Securities Fund ............................................      62

Notes to Financial Statements ..........................................      70

Report of Independent Accountants ......................................      78

Tax Information ........................................................      79

Disclosure of Information about Fund Directors .........................      80

Matter Submitted to a Vote of Shareholders .............................      84

Manager, Money Managers and Service Providers ..........................      88

RUSSELL INSURANCE FUNDS
Copyright (C) Frank Russell Company 2001. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company is the owner of the trademarks, service marks, and copyrights related to its indexes. This material must be accompanied or preceded by a current Russell Insurance Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volitile. Please see the Prospectus for further detail. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF RUSSELL INSURANCE FUNDS.

MULTI-STYLE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 2001 (Unaudited)


OBJECTIVE: To provide income and capital growth by investing principally in equity securities.

INVESTS IN: Primarily US equity securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of seven managers with four separate and distinct investment styles.


                                    [GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

   DATES       MULTI-STYLE EQUITY FUND     RUSSELL 1000(R) INDEX**     LIPPER(R) LARGE CAP CORE FUNDS++
Inception*            $10,000                    $10,000                         $10,000
   1997               $12,853                    $13,285                         $12,799
   1998               $16,543                    $16,875                         $15,990
   1999               $19,383                    $20,404                         $19,701
   2000               $17,007                    $18,815                         $17,947
   2001               $14,591                    $16,472                         $15,447
--------------------------------------------------------------------------------------------------------
Total                 $90,377                    $95,851                         $91,883
========================================================================================================

                        YEARLY PERIODS ENDED DECEMBER 31

MULTI-STYLE EQUITY FUND                                   RUSSELL 1000(R) INDEX

  PERIODS ENDED     GROWTH OF          TOTAL                PERIODS ENDED     GROWTH OF       TOTAL
    12/31/01         $10,000          RETURN                  12/31/01         $10,000        RETURN
----------------------------------------------            ----------------------------------------------
  1 Year             $ 8,579         (14.21)%             1 Year               $ 8,755        (12.45)%
  Inception          $14,591          7.85%(S)            Inception            $16,472         10.50%(S)

LIPPER(R) GROWTH & INCOME FUNDS BENCHMARK

PERIODS ENDED     GROWTH OF         TOTAL
  12/31/01         $10,000         RETURN
----------------------------------------------
1 Year             $ 8,607         (13.93)%
Inception          $15,447

2 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended December 31, 2001, the Multi-Style Equity Fund reflected a loss of 14.21%, as compared to the Russell 1000(R) Index which lost 12.45%. During the highly volatile markets of 2001, the Fund's unrewarded stock selection, most notably within the technology and producer durables sectors, accounts for the majority of the return shortfall.

PORTFOLIO HIGHLIGHTS
The Fund's trailing performance during the first quarter of 2001 accounts for the nearly the entire shortfall during the past 12 months. In the final three quarters of the year, the Fund posted neutral results relative to its benchmark. The Fund's managers generally remained positioned for a moderate consumer-led recovery in a low interest rate environment throughout the many emotionally driven reversals that US equity markets experienced in 2001.

During the first quarter, small cap issues led large cap issues, while value outperformed growth. During the quarter, the Fund trailed its index due to a significant underweight to the technology sector, especially personal computer-related issues, which dramatically outperformed the broad market.

Additionally, overweight holdings within the financial services sector negatively impacted performance, as the sector lagged despite aggressive rate cuts by the Federal Reserve Board.

Markets advanced during the second quarter, with small cap issues once again outperforming large cap issues. In contrast to the first quarter, growth outperformed value by roughly a two-to-one ratio. During the quarter, excess returns generated from strong stock selection were, to a large extent, offset by relatively defensive sector positioning among several of the Fund's growth managers.

Markets returned to negative territory during the third quarter, with the majority of the decline occurring prior to the September 11 terrorist attacks. In contrast to the second quarter, large cap led small cap, and value outperformed growth. The Fund was rewarded for its sector positioning over this period, namely a significant underweight to the declining technology sector. A relatively low overall beta also enhanced returns as the markets fell. The Fund's fully invested posture, however, along with relatively light exposure to the defensive pharmaceuticals sector, detracted from performance.

US equity markets returned to positive ground during the fourth quarter as investors began to anticipate that the end of the economic recession was near. Once again reversing the trends of the previous quarter, small cap returned to favor, as did growth. The Fund slightly lagged its index during the quarter, primarily as a result of a slight underweight position in the strong technology sector.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                 December 31, 2001

Citigroup, Inc.                                            2.92%
General Electric Co.                                       2.42
Pfizer, Inc.                                               2.26
Exxon Mobil Corp.                                          1.97
American International Group, Inc.                         1.77
Johnson & Johnson                                          1.59
Cisco Systems, Inc.                                        1.54
Intel Corp.                                                1.51
Microsoft Corp.                                            1.48
Home Depot, Inc. (The)                                     1.45

PORTFOLIO CHARACTERISTICS

                                                    December 31, 2001

Current P/E Ratio                                               23.6x
Portfolio Price/Book Ratio                                      3.53x
Market Capitalization - $-Weighted Average                  85.85 Bil
Number of Holdings                                                553

MONEY MANAGERS                                             STYLES

Alliance Capital Management, LP                        Growth
Alliance Capital Management,LP - Bernstein
  Investment Research and Management Unit              Value
Barclays Global Fund Advisors                          Value
Peachtree Asset Management                             Market-Oriented
Strong Capital Management, Inc.                        Growth
Turner Investment Partners, Inc.                       Growth
Westpeak Global Advisors, LP                           Market-Oriented
Westpeak Global Advisors, LP                           Value Bias
                                                       Market-Oriented

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index, the smallest of which is valued at about $1,124.8 million. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Lipper(R) Growth & Income Funds Benchmark is the average total return for the universe of funds within the Growth and Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

(S)  Annualized.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                       Multi-Style Equity Fund 3

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER       VALUE
                                                    OF         (000)
                                                  SHARES         $
                                                  ------      ------
COMMON STOCKS - 93.6%
AUTO AND TRANSPORTATION - 2.2%
Airborne, Inc.                                     1,390          21
AMR Corp. (a)                                      1,580          35
ArvinMeritor, Inc.                                   480           9
Autoliv, Inc.                                     13,800         280
Burlington Northern Santa Fe Corp.                17,310         494
Continental Airlines, Inc.
 Class B (a)                                         360           9
CSX Corp.                                            900          32
Dana Corp.                                         3,700          51
Delta Air Lines, Inc.                              1,630          48
Expeditors International of
 Washington, Inc.                                    910          52
FedEx Corp. (a)                                    3,710         192
Ford Motor Co.                                    37,209         585
General Motors Corp.                              11,858         576
Genuine Parts Co.                                  3,100         114
Goodyear Tire & Rubber Co.                         8,800         210
Harley-Davidson, Inc.                             19,900       1,081
Hunt (JB) Transportation Services, Inc. (a)          160           4
Norfolk Southern Corp.                            28,700         526
PACCAR, Inc.                                       5,000         328
Southwest Airlines Co.                             5,965         110
Tidewater, Inc.                                      100           3
TRW, Inc.                                            510          19
Union Pacific Corp.                                8,200         467
Visteon Corp.                                     15,700         236
                                                              ------
                                                               5,482
                                                              ------
CONSUMER DISCRETIONARY - 12.8%
Alberto-Culver Co. Class B                         1,500          67
Amazon.com, Inc. (a)                               2,040          22
AOL Time Warner, Inc. (a)                        104,180       3,344
Apollo Group, Inc. Class A (a)                       485          22
AutoNation, Inc. (a)                              32,450         400
AutoZone, Inc. (a)                                 4,530         325
Avon Products, Inc.                                5,000         233
Banta Corp.                                        1,000          30
Bed Bath & Beyond, Inc. (a)                        7,900         268
Best Buy Co. (a)                                   8,600         641
Black & Decker Corp.                               3,800         143
Brinker International, Inc. (a)                    1,885          56
Carnival Corp.                                     2,950          83
CBRL Group, Inc.                                   9,300         274
CDW Computer Centers, Inc. (a)                     3,700         199
Cendant Corp. (a)                                 16,800         329
Clear Channel Communications, Inc. (a)             6,980         355
Costco Wholesale Corp. (a)                         3,800         169
Darden Restaurants, Inc.                          10,520         372
Disney (Walt) Co.                                 49,740       1,031
Donnelley (R.R.) & Sons Co.                        6,780         201
EarthLink, Inc. (a)                               15,911         194
Eastman Kodak Co.                                  1,920          57
eBay, Inc. (a)                                     7,520         503
Electronic Arts, Inc. (a)                          5,100         306
Fastenal Co.                                       4,000         266
Federated Department Stores, Inc. (a)             12,231         500
Foot Locker, Inc. (a)                              1,440          23
Gannett Co., Inc.                                  4,530         305
Gemstar-TV Guide International, Inc. (a)          21,690         601
Gillette Co. (The)                                 6,500         217
GTECH Holdings Corp. (a)                           6,250         283
Harrah's Entertainment, Inc. (a)                   2,030          75
Hilton Hotels Corp.                               10,100         110
Home Depot, Inc. (The)                            71,730       3,659
Insight Communications Co., Inc.
 Class A (a)                                         270           7
International Game Technology (a)                  5,600         382
Kimberly-Clark Corp.                               3,200         191
Kohl's Corp. (a)                                  43,000       3,029
Leggett & Platt, Inc.                              2,560          59
Liberty Media Corp. (a)                           50,470         707
Limited, Inc. (The)                                9,710         143
Liz Claiborne, Inc.                                1,500          75
Lowe's Companies., Inc.                           20,200         937
Mattel, Inc.                                       8,000         138
May Department Stores Co.                         17,840         660
McDonald's Corp.                                   9,860         261
Monsanto Co. New                                   2,210          75
New York Times Co. Class A                         2,000          87
Newell Rubbermaid, Inc.                            4,980         137
NIKE, Inc. Class B                                 3,400         191
Office Depot, Inc. (a)                            20,400         378
Omnicom Group, Inc.                               11,410       1,019
Park Place Entertainment Corp. (a)                 5,130          47
Payless ShoeSource, Inc. (a)                         100           6
RadioShack Corp.                                   3,150          95
Republic Services, Inc. (a)                        1,800          36
Ross Stores, Inc.                                  1,800          58
Saks, Inc. (a)                                     2,250          21
Sears Roebuck & Co.                                7,400         353
ServiceMaster Co.                                  1,670          23
Snap-On Tools Corp.                                  600          20
Stanley Works, (The)                               2,500         116
Staples, Inc. (a)                                  9,900         185
Starwood Hotels & Resorts
 Worldwide, Inc. Class B                           5,780         173
Talbots, Inc.                                      1,800          65
Target Corp.                                      16,390         673
Tech Data Corp. (a)                                2,500         108
Ticketmaster Class B (a)                             330           5

4 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER      VALUE
                                                    OF        (000)
                                                  SHARES        $
                                                 -------     -------
TJX Cos., Inc.                                     2,300          92
Toys "R" Us, Inc. (a)                              3,200          66
Tricon Global Restaurants, Inc. (a)                5,570         274
USA Networks, Inc. (a)                               100           3
V.F. Corp.                                         8,000         312
Viacom, Inc. Class B (a)                          37,889       1,673
Wal-Mart Stores, Inc.                             47,720       2,746
Wallace Computer Services, Inc.                    1,860          35
Waste Management, Inc.                            11,870         379
Wendy's International, Inc.                        5,050         147
West Corp. (a)                                       200           5
Westwood One, Inc. (a)                               870          26
Whirlpool Corp.                                    3,860         283
                                                             -------
                                                              32,164
                                                             -------
CONSUMER STAPLES - 6.1%
Albertson's, Inc.                                  2,100          66
Anheuser-Busch Cos., Inc.                         17,660         798
Campbell Soup Co.                                  4,280         128
Clorox Co. (The)                                  12,110         479
Coca-Cola Co. (The)                                7,300         344
Colgate-Palmolive Co.                             12,570         726
ConAgra, Inc.                                      6,600         157
Coors (Adolph) Co. Class B                           100           5
CVS Corp.                                         13,520         400
Dial Corp.                                        16,000         274
Dole Food Co., Inc.                                  240           6
General Mills, Inc.                                3,800         198
Heinz (H.J.) Co.                                   2,700         111
Hershey Foods Corp.                                5,620         380
Hormel Foods Corp.                                 6,440         173
Interstate Bakeries Corp.                          2,270          55
Kellogg Co.                                        1,030          31
Kraft Foods, Inc.                                 17,560         598
Kroger Co. (a)                                     6,000         125
Pepsi Bottling Group, Inc. (The)                  15,800         371
PepsiCo, Inc.                                     48,022       2,338
Philip Morris Cos., Inc.                          48,600       2,228
Procter & Gamble Co.                              41,050       3,248
R.J. Reynolds Tobacco Holdings, Inc.               4,060         229
Ruddick Corp.                                        330           5
Sara Lee Corp.                                     6,800         151
SuperValu, Inc.                                   17,440         386
SYSCO Corp.                                        8,100         212
Tyson Foods, Inc. Class A                         18,314         212
UST, Inc.                                          3,421         120
Walgreen Co.                                      26,300         885
Wrigley (Wm.), Jr. Co.                               400          21
                                                             -------
                                                              15,460
                                                             -------
FINANCIAL SERVICES - 20.4%
Aetna, Inc.                                        9,500         313
AFLAC, Inc.                                        2,820          69
Allied Capital Corp.                                 880          23
Allmerica Financial Corp.                            140           6
Allstate Corp.                                    14,120         476
AMBAC Financial Group, Inc.                        1,150          67
American Express Co.                              20,590         735
American Financial Group, Inc.                     1,120          27
American International Group, Inc.                56,212       4,463
American National Insurance Co.                      100           8
AmeriCredit Corp. (a)                              3,100          98
AmSouth Bancorp                                   15,170         287
AON Corp.                                          1,060          38
Apartment Investment & Management Co.
 Class A (f)                                       2,900         133
Associated Banc-Corp.                                450          16
Bank of America Corp.                             52,499       3,305
Bank One Corp.                                    27,050       1,056
BB&T Corp.                                         6,330         229
BISYS Group, Inc. (a)                              5,000         320
Block (H&R), Inc.                                  3,190         143
Capital One Financial Corp.                        3,640         196
Charter One Financial, Inc.                        5,884         160
Chubb Corp. (The)                                  2,920         201
CIGNA Corp.                                        3,630         336
Cincinnati Financial Corp.                           670          26
Citigroup, Inc.                                  146,389       7,390
CNA Financial Corp. (a)                            1,120          33
Colonial BancGroup, Inc.                             340           5
Comerica, Inc.                                     3,990         229
Commerce Bancshares, Inc.                            220           9
Compass Bancshares, Inc.                           1,080          31
Concord EFS, Inc. (a)                             27,430         899
Countrywide Credit Industries, Inc.                3,890         159
Crescent Real Estate Equities Co. (f)              1,090          20
Deluxe Corp.                                       6,630         276
Dime Bancorp, Inc.                                   330          12
DST Systems, Inc. (a)                              1,190          59
Duke-Weeks Realty Corp. (f)                        7,350         179
Edwards (A.G.), Inc.                               1,290          57
Equity Office Properties Trust (f)                 5,634         169
Federal Home Loan Mortgage Corp.                  32,070       2,097
Federal National Mortgage Association             32,030       2,546
Federated Investors, Inc. Class B                  1,500          48
FelCor Lodging Trust, Inc. (f)                       240           4
Fidelity National Financial, Inc.                  1,600          40
Fifth Third Bancorp                                1,233          76
First Data Corp.                                  18,990       1,490
First Tennessee National Corp.                     8,800         319

                                                       Multi-Style Equity Fund 5

MULTI-STYLE EQUITY FUND

                                                              DECEMBER 31, 2001

                                                             MARKET
                                                  NUMBER      VALUE
                                                    OF        (000)
                                                  SHARES        $
                                                 -------     -------

FirstMerit Corp.                                     200           5
Fiserv, Inc. (a)                                   5,790         245
FleetBoston Financial Corp.                       20,125         735
Franklin Resources, Inc.                             890          31
Fulton Financial Corp.                               962          21
Golden State Bancorp, Inc.                         3,670          96
Golden West Financial Corp.                        5,020         295
Goldman Sachs Group, Inc.                         11,190       1,038
Greenpoint Financial Corp.                         1,670          60
Hartford Financial Services
 Group, Inc. (The)                                 4,400         276
Hibernia Corp. Class A                             2,490          44
Household International, Inc.                     20,240       1,173
Huntington Bancshares, Inc.                       16,180         278
J.P. Morgan Chase & Co.                           39,870       1,449
Jefferson-Pilot Corp.                              3,010         139
John Hancock Financial Services, Inc.              7,890         326
KeyCorp                                           15,240         371
Lehman Brothers Holdings, Inc.                     9,420         629
Lincoln National Corp.                             2,720         132
Loews Corp.                                        3,720         206
Marsh & McLennan Cos., Inc.                          660          71
Marshall & Ilsley Corp.                              600          38
MBIA, Inc.                                         2,515         135
MBNA Corp.                                        67,860       2,389
Merrill Lynch & Co., Inc.                         23,520       1,226
MetLife, Inc.                                      9,570         303
MGIC Investment Corp.                                910          56
Moody's Corp.                                      6,100         243
Morgan Stanley Dean Witter & Co.                  23,040       1,289
National City Corp.                               17,510         512
National Commerce Financial Corp.                  1,000          25
Old National Bancorp                                 210           5
Old Republic International Corp.                  15,660         439
Paychex, Inc.                                      2,100          73
Plum Creek Timber Co., Inc.                        5,100         145
PMI Group, Inc. (The)                                560          38
PNC Bank Corp.                                     6,360         357
Popular, Inc.                                        480          14
Principal Financial Group, Inc.
 (The) New (a)                                     4,900         118
Progressive Corp.                                    600          90
Protective Life Corp.                                700          20
Radian Group, Inc.                                 1,750          75
Regions Financial Corp.                            6,620         198
SAFECO Corp.                                       7,700         240
Schwab (Charles) Corp.                            38,120         590
SEI Investments Co.                                  270          12
Simon Property Group, Inc. (f)                     5,130         150
SouthTrust Corp.                                  22,170         547
Stilwell Financial, Inc.                           2,110          57
SunGard Data Systems (a)                           1,580          46
SunTrust Banks, Inc.                               5,410         339
T. Rowe Price Group, Inc.                          2,030          71
TCF Financial Corp.                                  810          39
Torchmark Corp.                                    3,290         129
U.S. Bancorp                                      47,003         984
Union Planters Corp.                               9,450         426
UnionBanCal Corp.                                  4,820         183
UnumProvident Corp.                                4,770         126
Wachovia Corp.                                    35,920       1,126
Washington Federal, Inc.                             150           4
Washington Mutual, Inc.                           29,755         973
Wells Fargo & Co.                                 25,778       1,120
                                                             -------
                                                              51,448
                                                             -------
HEALTH CARE - 13.2%
Abbott Laboratories                               33,150       1,848
Allergan, Inc.                                     2,000         150
American Home Products Corp.                       6,000         368
Amgen, Inc. (a)                                    2,800         158
Apria Healthcare Group, Inc. (a)                   3,170          79
Bard (C.R.), Inc.                                    160          10
Baxter International, Inc.                        32,570       1,747
Becton, Dickinson & Co.                            3,930         130
Biomet, Inc.                                       8,100         250
Biovail Corp. (a)                                  3,700         208
Boston Scientific Corp. (a)                       13,370         322
Bristol-Myers Squibb Co.                          18,920         965
Cardinal Health, Inc.                             14,300         925
Cephalon, Inc. (a)                                 5,700         431
DaVita, Inc. (a)                                   3,370          82
DENTSPLY International, Inc.                       1,700          85
First Health Group Corp. (a)                       1,370          34
Forest Labs, Inc. (a)                              9,100         746
Genentech, Inc. (a)                               21,160       1,148
Genzyme Corp. (a)                                 14,050         841
Guidant Corp. (a)                                 16,890         841
HCA-The Healthcare Co.                             8,300         320
Health Net, Inc. (a)                               4,530          99
HEALTHSOUTH Corp. (a)                              7,300         108
ICOS Corp. (a)                                       620          36
IDEC Pharmaceuticals Corp. (a)                    10,670         735
IMS Health, Inc.                                   5,240         102
Johnson & Johnson                                 67,850       4,010
King Pharmaceuticals, Inc. (a)                    24,560       1,035
Laboratory Corp. of America Holdings (a)           3,600         291
Lilly (Eli) & Co.                                 11,000         864
McKesson HBOC, Inc.                                4,400         165
MedImmune, Inc. (a)                                6,500         301
Medtronic, Inc.                                   32,760       1,678
Merck & Co., Inc.                                 24,080       1,416

6 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER      VALUE
                                                    OF        (000)
                                                  SHARES        $
                                                  ------      ------

Oxford Health Plans, Inc. (a)                      6,920         209
Pfizer, Inc.                                     143,707       5,727
Pharmaceutical Product
 Development, Inc. (a)                             9,370         303
Pharmacia Corp.                                    8,674         370
Quest Diagnostics, Inc. (a)                        3,700         265
Schering-Plough Corp.                             11,700         419
Sepracor, Inc. (a)                                 2,400         137
St. Jude Medical, Inc. (a)                         2,000         155
Steris Corp. (a)                                   3,160          58
Tenet Healthcare Corp. (a)                        18,400       1,080
Trigon Healthcare, Inc. (a)                        1,700         118
UnitedHealth Group, Inc.                          23,560       1,667
Varian Medical Systems, Inc. (a)                     370          26
VISX, Inc. (a)                                     1,080          14
WebMD Corp. (a)                                    2,560          18
Wellpoint Health Networks, Inc. (a)                  700          82
                                                             -------
                                                              33,176
                                                             -------
INTEGRATED OILS - 4.1%
Amerada Hess Corp.                                 4,960         310
ChevronTexaco Corp.                               17,115       1,534
Conoco, Inc.                                      15,712         445
Exxon Mobil Corp.                                126,640       4,977
Kerr-McGee Corp.                                   4,210         231
Marathon Oil Corp.                                29,270         878
Occidental Petroleum Corp.                        39,460       1,047
Phillips Petroleum Co.                            12,530         755
Unocal Corp.                                       1,500          54
                                                             -------
                                                              10,231
                                                             -------
MATERIALS AND PROCESSING - 3.5%
Air Products & Chemicals, Inc.                     7,050         331
Airgas, Inc. (a)                                   2,530          38
Albemarle Corp.                                    1,860          45
Alcoa, Inc.                                        5,820         207
American Standard Cos., Inc. (a)                   3,410         233
Archer-Daniels-Midland Co.                        17,414         250
Ashland, Inc.                                      5,700         263
Barrick Gold Corp.                                   220           4
Bemis Co., Inc.                                      400          20
Boise Cascade Corp.                                4,830         164
Cabot Corp.                                        3,200         114
Catellus Development Corp. (a)                    10,810         199
Crown Cork & Seal Co., Inc. (a)                    3,050           8
Dow Chemical Co.                                  12,091         408
Dycom Industries, Inc. (a)                           400           7
E.I. du Pont de Nemours & Co.                     11,074         471
Eastman Chemical Co.                               5,160         201
Energizer Holdings, Inc. (a)                       2,220          42
Engelhard Corp.                                    1,600          44
Harsco Corp.                                         660          23
International Paper Co.                            7,100         286
Lafarge Corp.                                        940          35
Longview Fibre Co.                                   680           8
Lubrizol Corp.                                     2,410          85
Masco Corp.                                        5,000         123
Nucor Corp.                                       10,270         544
Owens-Illinois, Inc. (a)                             910           9
Packaging Corp. of America (a)                     1,600          29
Pactiv Corp. (a)                                   1,700          30
Placer Dome, Inc.                                    680           7
PPG Industries, Inc.                               1,880          97
Praxair, Inc.                                      6,400         354
Rayonier, Inc.                                       750          38
Rohm & Haas Co.                                    6,000         208
Sherwin-Williams Co.                              16,480         453
Smurfit-Stone Container Corp. (a)                 16,650         266
Sonoco Products Co.                                2,740          73
Temple-Inland, Inc.                                1,100          62
Tyco International, Ltd.                          45,995       2,709
Vulcan Materials Co.                               1,590          76
Westvaco Corp.                                       910          26
Weyerhaeuser Co.                                   2,510         136
Willamette Industries, Inc.                        2,530         132
Worthington Industries, Inc.                       2,540          36
                                                             -------
                                                               8,894
                                                             -------
MISCELLANEOUS - 4.0%
Brunswick Corp.                                    1,290          28
Crane Co.                                          3,550          91
Eaton Corp.                                        2,000         149
Fortune Brands, Inc.                               5,640         223
General Electric Co.                             152,540       6,114
Georgia-Pacific Group                             17,290         477
Hillenbrand Industries, Inc.                       1,500          83
Honeywell International, Inc.                     18,695         632
Illinois Tool Works, Inc.                          4,300         291
ITT Industries, Inc.                               3,300         167
Johnson Controls, Inc.                             3,300         266
Lancaster Colony Corp.                               290          10
Minnesota Mining & Manufacturing Co.              11,020       1,303
SPX Corp. (a)                                      1,000         136
                                                             -------
                                                               9,970
                                                             -------
OTHER ENERGY - 0.9%
Apache Corp.                                       2,530         126
Baker Hughes, Inc.                                14,910         544
BJ Services Co. (a)                                4,300         140
El Paso Corp.                                      1,800          80
GlobalSantaFe Corp.                                5,000         143
Helmerich & Payne, Inc.                              560          19

                                                       Multi-Style Equity Fund 7

MULTI-STYLE EQUITY FUND

                                                               December 31, 2001

                                                             MARKET
                                                 NUMBER       VALUE
                                                   OF         (000)
                                                 SHARES         $
                                                 -------     -------
Massey Energy Co.                                   350            7
Mitchell Energy & Development Corp.
 Class A                                              40           2
Nabors Industries, Inc. (a)                        3,700         127
Patterson-UTI Energy, Inc. (a)                       300           7
PNM Resources, Inc.                                1,740          49
Smith International, Inc. (a)                      3,200         172
Sunoco, Inc.                                       3,950         147
Ultramar Diamond Shamrock Corp.                    6,030         298
Valero Energy Corp.                                2,600          99
Weatherford International, Inc. (a)                1,400          52
Williams Cos., Inc. (The)                         15,660         400
                                                             -------
                                                               2,412
                                                             -------
PRODUCER DURABLES - 3.2%
Agilent Technologies, Inc. (a)                     8,880         253
Allied Waste Industries, Inc. (a)                  1,040          15
Andrew Corp. (a)                                   3,320          73
Applied Materials, Inc. (a)                       19,740         792
B.F. Goodrich Co.                                    950          25
Boeing Co. (The)                                   7,370         286
Caterpillar, Inc.                                 12,890         674
Celestica, Inc. (a)                               22,140         894
Centex Corp.                                       1,900         108
Cooper Industries, Inc.                              870          30
Cummins Engine Co., Inc.                           5,000         193
Deere & Co.                                        3,900         170
Diebold, Inc.                                        870          35
Dover Corp.                                        3,480         129
Emerson Electric Co.                               6,360         363
Grainger (W.W.), Inc.                             10,280         493
Hubbell, Inc. Class B                              1,300          38
Ingersoll-Rand Co.                                 6,800         284
Kennametal, Inc.                                   1,940          78
KLA Tencor Corp. (a)                               7,500         372
Lam Research Corp. (a)                             1,700          39
Lockheed Martin Corp.                             12,440         581
Northrop Grumman Corp.                               631          64
Novellus Systems, Inc. (a)                         1,300          51
Pentair, Inc.                                      1,830          67
Pitney Bowes, Inc.                                10,760         405
Polycom, Inc. (a)                                 11,100         382
Rockwell Collins                                   2,370          46
Stewart & Stevenson Services, Inc.                   190           4
Tecumseh Products Co. Class A                        110           6
Tektronix, Inc. (a)                                3,880         100
United Technologies Corp.                          9,770         631
Xerox Corp.                                       40,320         420
                                                             -------
                                                               8,101
                                                             -------
TECHNOLOGY - 14.7%
3Com Corp. (a)                                     1,490          10
Advanced Fibre Communications (a)                  3,100          55
Advanced Micro Devices, Inc. (a)                  15,200         241
Affiliated Computer Services, Inc.
 Class A (a)                                       4,600         488
Analog Devices, Inc. (a)                           8,100         360
Apple Computer, Inc. (a)                          10,900         239
Applera Corp. - Applied
 Biosystems Group                                  3,500         140
Applied Micro Circuits Corp. (a)                   4,900          55
Ariba, Inc. (a)                                   25,387         156
Atmel Corp. (a)                                    2,360          17
Autodesk, Inc.                                     7,700         287
Automatic Data Processing, Inc.                    7,700         454
Avaya, Inc. (a)                                      700           9
Avnet, Inc.                                        1,690          43
AVX Corp.                                          4,270         101
BEA Systems, Inc. (a)                              9,800         151
BMC Software, Inc. (a)                            10,610         174
Broadcom Corp. Class A (a)                        14,620         598
Brocade Communications
 Systems, Inc. (a)                                20,200         669
Check Point Software
 Technologies, Ltd. (a)                            3,600         144
Cisco Systems, Inc. (a)                          214,360       3,882
CommScope, Inc. (a)                                  810          17
COMPAQ Computer Corp.                             28,740         281
Computer Associates International, Inc.           16,360         564
Computer Sciences Corp. (a)                        1,120          55
Compuware Corp. (a)                                4,530          53
Corning, Inc.                                     12,850         115
Dell Computer Corp. (a)                           45,710       1,242
Electronic Data Systems Corp.                     30,900       2,118
Electronics for Imaging, Inc. (a)                    410           9
EMC Corp. (a)                                     49,910         671
Emulex Corp. (a)                                   2,700         107
Flextronics International, Ltd. (a)               23,520         564
General Dynamics Corp.                             3,790         302
General Motors Corp. Class H (a)                   1,439          22
Harris Corp.                                       9,300         284
Hewlett-Packard Co.                               38,970         800
Imation Corp. (a)                                    370           8
Ingram Micro, Inc. Class A (a)                     3,660          63
Intel Corp.                                      121,770       3,830
International Business Machines Corp.             21,960       2,656
Intuit, Inc. (a)                                   7,100         304
JDS Uniphase Corp. (a)                            24,810         215
Keane, Inc. (a)                                    1,350          24
L-3 Communications Holdings, Inc. (a)              3,400         306
Linear Technology Corp.                            5,700         223

8 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER       VALUE
                                                    OF         (000)
                                                  SHARES         $
                                                  ------      ------
LSI Logic Corp. (a)                                3,000          47
Lucent Technologies, Inc.                         23,850         150
Maxim Integrated Products, Inc. (a)                6,275         330
Microchip Technology, Inc. (a)                     6,300         244
Micron Technology, Inc. (a)                       28,060         870
Microsoft Corp. (a)                               56,500       3,743
Motorola, Inc.                                     9,490         143
National Semiconductor Corp. (a)                   3,200          99
Network Associates, Inc. (a)                       8,900         230
NVIDIA Corp. (a)                                   8,400         562
Oracle Corp. (a)                                  55,260         763
PanAmSat Corp. (a)                                   290           6
PeopleSoft, Inc. (a)                              21,990         884
PerkinElmer, Inc.                                  1,000          35
QUALCOMM, Inc. (a)                                 6,000         303
Raytheon Co.                                       8,920         290
Rockwell International Corp.                      12,160         217
Sanmina Corp. (a)                                  7,700         153
Siebel Systems, Inc. (a)                          29,820         834
Storage Technology Corp. (a)                      12,930         267
Sun Microsystems, Inc. (a)                        41,100         506
Sybase, Inc. (a)                                     220           3
Synopsys, Inc. (a)                                 1,500          89
Texas Instruments, Inc.                           25,770         722
Unisys Corp. (a)                                   2,870          36
UTStarcom, Inc. (a)                                7,160         204
VeriSign, Inc. (a)                                 1,400          53
Veritas Software Corp. (a)                        30,150       1,352
Vitesse Semiconductor Corp. (a)                    5,000          62
Williams Communications Group, Inc. (a)              575           1
Xilinx, Inc. (a)                                  17,270         674
                                                             -------
                                                              36,978
                                                             -------
UTILITIES - 8.5%
Allegheny Energy, Inc.                             5,210         189
Alliant Energy Corp.                               1,500          46
Alltel Corp.                                         700          43
Ameren Corp.                                       6,000         254
American Electric Power Co., Inc.                 13,660         595
AT&T Corp.                                        48,136         873
AT&T Wireless Services, Inc. (a)                  70,510       1,013
BellSouth Corp.                                   25,550         975
Cablevision Systems Corp.
 (Rainbow Media Group) (a)                           245           6
Centennial Cellular Corp. Class A (a)                390           4
CenturyTel, Inc.                                   1,350          44
Cinergy Corp.                                      7,200         241
CMS Energy Corp.                                   9,700         233
Comcast Corp. Special Class A (a)                 17,100         616
Consolidated Edison, Inc.                          8,620         348
Constellation Energy Group                         5,490         146
Cox Communications, Inc. Class A (a)               1,570          66
Dominion Resources, Inc.                           5,520         332
DPL, Inc.                                          4,600         111
DTE Energy Co.                                     1,632          68
Duke Energy Corp.                                  7,890         310
Edison International (a)                           2,700          41
Entergy Corp.                                      2,550         100
Exelon Corp.                                       3,282         157
FirstEnergy Corp.                                  9,120         319
FPL Group, Inc.                                    2,710         153
KeySpan Corp.                                      2,590          90
Level 3 Communications, Inc. (a)                   3,010          15
Mirant Corp. New (a)                               3,226          52
Nextel Communications, Inc.
 Class A (a)                                      27,900         306
Nokia Corp. - ADR                                 71,580       1,755
Northeast Utilities                                5,000          88
NSTAR                                                340          15
PG&E Corp. (a)                                     8,930         172
Pinnacle West Capital Corp.                        4,690         196
Potomac Electric Power Co.                         3,660          83
PPL Corp.                                          6,740         235
Progress Energy, Inc.                              1,050          47
Progress Energy, Inc. - CVO (a)                    1,300           1
Public Service Enterprise Group, Inc.              5,010         211
Puget Sound Energy, Inc.                          10,800         236
Questar Corp.                                        820          21
Qwest Communications
 International, Inc.                               6,447          91
Reliant Energy, Inc.                              10,510         279
Reliant Resources, Inc. New (a)                    1,030          17
SBC Communications, Inc.                          64,493       2,526
Sempra Energy                                     16,870         414
Sprint Corp. (Fon Group)                          49,740         999
Sprint Corp. (PCS Group) (a)                      42,600       1,040
TeleCorp PCS, Inc. Class A (a)                     1,530          19
Telephone & Data Systems, Inc.                       760          68
TXU Corp.                                          8,390         396
United States Cellular Corp. (a)                     370          17
Verizon Communications, Inc.                      66,082       3,136
Vodafone Group PLC - ADR                           7,400         190
Western Resources, Inc.                           13,070         225
Western Wireless Corp. Class A (a)                   400          10
Wisconsin Energy Corp.                             5,200         116
WorldCom, Inc. - WorldCom Group (a)               46,990         662
Xcel Energy, Inc.                                 11,270         312
                                                             -------
                                                              21,323
                                                             -------
TOTAL COMMON STOCKS
(cost $222,021)                                              235,639
                                                             -------

                                                       Multi-Style Equity Fund 9

MULTI-STYLE EQUITY FUND

                                                               December 31, 2001

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
                                                  (000)        (000)
                                                    $            $
                                                --------     -------
SHORT-TERM INVESTMENTS - 6.9%
Frank Russell Investment Company
 Money Market Fund (b)                            15,240      15,240
United States Treasury Bills (c)(d)(e)
   1.650% due 03/21/02                             2,000       1,992
                                                             -------
TOTAL SHORT-TERM INVESTMENTS
(cost $17,232)                                                17,232
                                                             -------
TOTAL INVESTMENTS - 100.5%
(identified cost $239,253)                                   252,871

OTHER ASSETS AND LIABILITIES,
NET - (0.5%)                                                 (1,141)
                                                             -------
NET ASSETS - 100.0%                                          251,730
                                                             =======


                                                NOTIONAL    UNREALIZED
                                                 AMOUNT    APPRECIATION
                                                 (000)    (DEPRECIATION)
FUTURES CONTRACTS                                  $          (000)
                                               ---------   ------------
S&P 500 Index
 expiration date 03/02                            14,078   $        155

S&P Midcap 400 Index
 expiration date 03/02                             2,800             60
                                                           ------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                       $        215
                                                           ============

(a)  Nonincome-producing security.
(b)  At net asset value.
(c)  At amortized cost, which approximates market.
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e)  Rate noted is yield-to-maturity from date of acquisition.
(f)  Real Estate
     Investment Trust (REIT).

Abbreviations:

ADR - American Depositary Receipt
CVO - Contingent Value Obligation

See accompanying notes which are an integral part of the financial statements.

10 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                December 31, 2001

ASSETS
Investments at market (including securities on loan of $267), (identified cost $239,253) .............  $ 252,871
Receivables:
   Dividends .........................................................................................        334
   Investments sold ..................................................................................      1,644
   Fund shares sold ..................................................................................        189
Investment of securities lending collateral in money market funds, at cost and market value ..........        278
                                                                                                        ---------
      Total assets ...................................................................................    255,316

LIABILITIES
Payables:
   Investments purchased ................................................................   $    2,778
   Fund shares redeemed .................................................................          181
   Accrued fees to affiliates ...........................................................          140
   Other accrued expenses ...............................................................           59
   Daily variation margin on futures contracts ..........................................          150
Payable upon return of securities loaned ................................................          278
                                                                                            ----------

      Total liabilities ..............................................................................      3,586
                                                                                                        ---------
NET ASSETS ...........................................................................................  $ 251,730
                                                                                                        =========
NET ASSETS CONSIST OF:
Undistributed net investment income ..................................................................  $     382
Accumulated net realized gain (loss) .................................................................    (76,331)
Unrealized appreciation (depreciation) on:
   Investments .......................................................................................     13,618
   Futures contracts .................................................................................        215
Shares of beneficial interest ........................................................................        213
Additional paid-in capital ...........................................................................    313,633
                                                                                                        ---------
NET ASSETS ...........................................................................................  $ 251,730
                                                                                                        =========
NET ASSET VALUE, offering and redemption price per share:
   ($251,729,674 divided by 21,259,028 shares of $.01 par value
   shares of beneficial interest outstanding) ........................................................  $   11.84
                                                                                                        =========

See accompanying notes which are an integral part of the financial statements.

                                                      Multi-Style Equity Fund 11

MULTI-STYLE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                Year Ended December 31, 2001

INVESTMENT INCOME
   Dividends .......................................................................   $  3,070
   Dividends from Money Market Fund ................................................        510
   Interest ........................................................................         73
   Securities Lending Income .......................................................          2
                                                                                       --------
      Total investment income ......................................................      3,655

EXPENSES
   Management fees .......................................................  $ 1,906
   Custodian fees ........................................................      338
   Transfer agent fees ...................................................        9
   Professional fees .....................................................       54
   Trustees' fees ........................................................       17
   Amortization of deferred organization expenses ........................        1
   Miscellaneous .........................................................      109
                                                                            -------
   Expenses before reductions ............................................    2,434
   Expense reductions ....................................................     (170)
                                                                            -------
      Expenses, net ................................................................      2,264
                                                                                       --------
Net investment income ..............................................................      1,391
                                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ...........................................................  (33,494)
   Futures contracts .....................................................   (2,624)    (36,118)
                                                                            -------
Net change in unrealized appreciation (depreciation) on:

   Investments ...........................................................   (3,792)
   Futures contracts .....................................................      390      (3,402)
                                                                            -------    --------
Net realized and unrealized gain (loss) ............................................    (39,520)
                                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............................   $(38,129)
                                                                                       ========

See accompanying notes which are an integral part of the financial statements.

12 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands                                    Years Ended December 31,

                                                                                      2001           2000
                                                                                    --------       --------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .................................................          $  1,391       $  1,440
   Net realized gain (loss) ..............................................           (36,118)       (28,353)
   Net change in unrealized appreciation (depreciation) ..................            (3,402)        (7,169)
                                                                                    --------       --------

      Net increase (decrease) in net assets from operations ..............           (38,129)       (34,082)
                                                                                    --------       --------
DISTRIBUTIONS
   From net investment income ............................................            (1,122)        (1,512)
   From net realized gain ................................................            (4,575)       (10,283)
                                                                                    --------       --------

      Net decrease in net assets from distributions ......................            (5,697)       (11,795)
                                                                                    --------       --------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .........            32,892         22,664
                                                                                    --------       --------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..............................           (10,934)       (23,213)

NET ASSETS
   Beginning of period ...................................................           262,664        285,877
                                                                                    --------       --------
   End of period (including undistributed net investment income of
    $382 and $88, respectively) ..........................................          $251,730       $262,664
                                                                                    ========       ========

  See accompanying notes which are an integral part of the financial statements.

                                                      Multi-Style Equity Fund 13

MULTI-STYLE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                          YEARS ENDED DECEMBER 31,
                                                                   ---------------------------------------
                                                          2001       2000       1999       1998      1997*
                                                        --------   --------   --------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD .................  $  14.13   $  16.79   $  16.02   $ 12.78   $ 10.00
                                                        --------   --------   --------   -------   -------
INCOME FROM OPERATIONS
   Net investment income (a) .........................       .07        .08        .12       .10       .09
   Net realized and unrealized gain (loss) ...........     (2.06)     (2.10)      2.41      3.49      2.75
                                                        --------   --------   --------   -------   -------

      Total income from operations ...................     (1.99)     (2.02)      2.53      3.59      2.84
                                                        --------   --------   --------   -------   -------
DISTRIBUTIONS
   From net investment income ........................      (.06)      (.08)      (.12)     (.08)     (.06)
   From net realized gain ............................      (.24)      (.56)     (1.64)     (.27)       --
                                                        --------   --------   --------   -------   -------

      Total distributions ............................      (.30)      (.64)     (1.76)     (.35)     (.06)
                                                        --------   --------   --------   -------   -------

NET ASSET VALUE, END OF PERIOD .......................  $  11.84   $  14.13   $  16.79   $ 16.02   $ 12.78
                                                        ========   ========   ========   =======   =======

TOTAL RETURN (%)(b) ..................................    (14.21)    (12.26)     17.17     28.71     28.53

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..........   251,730    262,664    285,877    73,998    23,639

   Ratios to average net assets (%)(c): ..............
      Operating expenses, net ........................       .92        .92        .92       .92       .92
      Operating expenses, gross ......................       .99        .93        .96      1.21      1.61
      Net investment income ..........................       .57        .51        .74       .70       .76

   Portfolio turnover rate (%) .......................    131.67     161.09      67.67     78.89     64.95

* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

14 Multi-Style Equity Fund

AGGRESSIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 2001 (Unaudited)


OBJECTIVE: To provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from the Multi-Style Equity Fund by investing in equity securities.

INVESTS IN: Primarily common stocks of small and medium capitalization US companies.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of six small capitalization stock fund managers with distinct investment styles.

                                    [GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

   DATES         AGGRESSIVE EQUITY FUND      RUSSELL 2500(TM)INDEX**       LIPPER(R) MID CAP CORE FUNDS++
Inception*             $10,000                     $10,000                          $10,000
   1997                $13,507                     $12,436                          $12,442
   1998                $13,644                     $12,484                          $13,446
   1999                $14,474                     $15,498                          $17,188
   2000                $14,378                     $16,159                          $18,540
   2001                $14,038                     $16,357                          $17,698
----------------------------------------------------------------------------------------------------------
Total                  $80,042                     $82,934                          $89,314
==========================================================================================================

                        YEARLY PERIODS ENDED DECEMBER 31

AGGRESSIVE EQUITY FUND                                   RUSSELL 2500(TM) INDEX

   PERIODS ENDED     GROWTH OF           TOTAL              PERIODS ENDED      GROWTH OF       TOTAL
     12/31/01         $10,000           RETURN                12/31/01          $10,000        RETURN
------------------------------------------------         -------------------------------------------------
   1 Year             $ 9,764           (2.36)%          1 Year                 $10,122        1.22%
   Inception          $ 14,038          7.02%(S)         Inception              $16,357      10.34%(S)

LIPPER(R) SMALL CO. GROWTH FUNDS BENCHMARK

   PERIODS ENDED     GROWTH OF           TOTAL
     12/31/01        $10,000            RETURN
------------------------------------------------
1 Year               $ 9,546            (4.54)%
Inception            $17,698

16 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 2001 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 2001, the Aggressive Equity Fund reflected a loss of 2.36% as compared to the Russell 2500(TM) Index, which gained 1.22%. Security selection within the technology and financial services sectors were the largest detractors from the Fund's benchmark relative performance over the year.

PORTFOLIO HIGHLIGHTS
The Fund's trailing returns during the first and second quarters accounted for the performance shortfall over the past 12 months. During the final six months of the year, although the Fund outperformed its index, it was unable to overcome the lagging returns from the first half of the year.

In an effort to further diversify the Fund's growth segment, two new managers were added to its lineup during the year. TimesSquare was funded during the second quarter, followed by Suffolk Capital Management in the third quarter. Russell has a high degree of confidence in both managers, and anticipates a positive impact on the Fund's long term performance.

During the first quarter, small cap led large cap issues, while value outperformed growth. The Fund trailed its index a result of its underexposure to the strongest performing securities, which in general, were either low quality stocks with poor earnings fundamentals or more speculative growth stocks with high price-to-earnings ratios.

Markets advanced during the second quarter, with small cap issues once again outperforming large cap issues. In contrast to the first quarter, growth outperformed value by roughly a two-to-one ratio. During the quarter, excess returns generated from strong stock selection were, to a large extent, offset by relatively defensive sector positioning among several of the Fund's growth managers.

Markets returned to negative territory during the third quarter, with the majority of the decline occurring prior to the September 11 terrorist attacks. In contrast to the second quarter, large caps led small caps, and value outperformed growth. The Fund outperformed its index, as it was rewarded for the specific securities held within the health care sector. Notably, emphasis of health service providers and de-emphasis of biotechnology companies enhanced returns.

US equity markets returned to positive ground during the fourth quarter as investors began to anticipate that the end of the economic recession was near. Once again reversing the trends of the previous quarter, small cap returned to favor, as did growth. The Fund slightly trailed its index, as a result of its stock selection within the technology and health care sectors.


TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                            December 31, 2001

AmerisourceBergen Corp.                                                 0.68%
Ryland Group, Inc. (The)                                                0.56
Sovereign Bancorp, Inc.                                                 0.54
Raymond James Financial, Inc.                                           0.51
Medicis Pharmaceutical Corp. Class A.                                   0.51
Astoria Financial Corp.                                                 0.50
Ryder System, Inc.                                                      0.48
Pharmaceutical Product Development, Inc.                                0.43
Integrated Circuit Systems, Inc.                                        0.43
Dole Food Co., Inc.                                                     0.42


PORTFOLIO CHARACTERISTICS
                                                               December 31, 2001

Current P/E Ratio                                                          18.9x
Portfolio Price/Book Ratio                                                 2.24x
Market Capitalization - $-Weighted Average                              1.65 Bil
Number of Holdings                                                           950


MONEY MANAGERS                                             STYLES

CapitalWorks Investment Partners, LLC                  Growth
David J. Greene & Co., LLC                             Value
Geewax, Terker & Co.                                   Growth
Jacobs Levy Equity Management, Inc.                    Value
Suffolk Capital Management, Inc.                       Growth
Systematic Financial Management, LP                    Value
TimesSquare Capital Management, Inc.                   Growth
Westpeak Global Advisors, LP                           Market-Oriented


* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** Russell 2500(TM) Index is composed of the bottom 500 stocks in the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The largest security in this index has a market capitalization of about $4.0 billion. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Lipper(R) Small Co. Growth Funds Benchmark is the average total return for the universe of funds within the Small Company Growth Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                       Aggressive Equity Fund 17

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER      VALUE
                                                    OF        (000)
                                                  SHARES        $
                                                 -------     -------
COMMON STOCKS - 91.9%
AUTO AND TRANSPORTATION - 3.7%
Airborne, Inc.                                    14,700         218
American Axle & Manufacturing
 Holdings, Inc. (a)                                7,400         158
Arkansas Best Corp. (a)                            3,300          95
ArvinMeritor, Inc.                                 4,700          92
Atlantic Coast Airlines, Inc. (a)                  1,350          31
Autoliv, Inc.                                      3,200          65
Aviall, Inc. (a)                                   1,900          14
Bandag, Inc.                                         500          17
Borg-Warner Automotive, Inc.                       6,863         359
C.H. Robinson Worldwide, Inc.                      3,270          95
Circuit City Stores, Inc. -
 CarMax Group (a)                                  9,900         225
Cooper Tire & Rubber Co.                           5,700          91
Dana Corp.                                        11,300         157
Florida East Coast Industries, Inc.                  600          14
Frontier Airlines, Inc. (a)                          690          12
Gentex Corp. (a)                                   3,600          96
Heartland Express, Inc. (a)                        1,100          31
Hunt (JB) Transportation Services, Inc. (a)          700          16
Kansas City Southern Industries, Inc. (a)          3,700          52
Kirby Corp. (a)                                    1,000          28
Knight Transportation, Inc. (a)                    1,050          20
Landstar Systems, Inc. (a)                         2,800         203
Lear Corp. (a)                                    11,200         427
Mesa Airlines, Inc. (a)                            2,300          17
Navistar International Corp.                       5,600         221
Offshore Logistics, Inc. (a)                       5,000          89
Oshkosh Truck Corp. Class B                        1,400          68
Overseas Shipholding Group, Inc.                   2,300          52
Roadway Express, Inc.                              3,500         128
Skywest, Inc.                                     13,500         344
TBC Corp. (a)                                      1,500          20
Visteon Corp.                                     14,900         224
Wabtec Corp.                                      10,600         130
Werner Enterprises, Inc.                           5,600         136
Winnebago Industries, Inc.                         2,700         100
Yellow Corp. (a)                                   5,392         136
                                                             -------
                                                               4,181
                                                             -------
CONSUMER DISCRETIONARY - 16.2%
Abercrombie & Fitch Co. Class A (a)                5,695         151
Action Performance Companies, Inc. (a)             2,270          69
Advance Auto Parts, Inc. (a)                         515          26
Advo Systems, Inc. (a)                             2,600         112
Alberto-Culver Co. Class B                         2,983         133
Amazon.com, Inc. (a)                              11,100         120
American Eagle Outfitters, Inc. (a)                4,352         114
American Greetings Corp. Class A                  11,000         152
American Woodmark Corp.                              200          11
AnnTaylor Stores Corp. (a)                         5,300         186
Apollo Group, Inc. Class A (a)                       150           7
Applebee's International, Inc.                     2,850          97
Applica, Inc. (a)                                 13,300         120
Argosy Gaming Co. (a)                              4,100         133
AutoZone, Inc. (a)                                 2,700         194
Aztar Corp. (a)                                    4,700          86
BJ's Wholesale Club, Inc. (a)                      3,980         176
Blockbuster Entertainment Corp.                    9,300         234
Bob Evans Farms, Inc.                                900          22
Borders Group, Inc. (a)                            1,700          34
Bowne & Co., Inc.                                  1,400          18
Brinker International, Inc. (a)                    2,000          60
Brown Shoe Co., Inc.                               7,100         115
Buca, Inc. (a)                                     8,300         135
Catalina Marketing Corp. (a)                       3,700         128
Cato Corp. Class A                                   800          15
CBRL Group, Inc.                                   6,300         185
Charter Communications Holdings, Inc.
 Class A (a)                                       5,300          87
Cheesecake Factory, Inc. (The) (a)                 1,105          38
Chicos FAS, Inc. (a)                               1,100          44
Children's Place Retail
 Stores, Inc. (The) (a)                            3,313          90
Choice Hotels International, Inc. (a)              1,320          29
ChoicePoint, Inc. (a)                              5,100         259
Christopher & Banks Corp. (a)                      6,645         228
Circuit City Stores - Circuit City Group           1,100          29
CKE Restaurants, Inc. (a)                         16,800         152
Coach, Inc. New (a)                                3,364         131
Coinstar, Inc. (a)                                 3,200          80
Consolidated Graphics, Inc. (a)                    1,000          19
Corinthian Colleges, Inc. (a)                      1,500          61
Corporate Executive Board Co., (The) (a)           7,220         265
Cost Plus, Inc. (a)                                  500          13
Cox Radio, Inc. Class A (a)                        4,158         106
Daisytek International Corp. (a)                   1,900          25
Darden Restaurants, Inc.                           3,400         120
DeVry, Inc. (a)                                    2,000          57
DiamondCluster International, Inc.
 Class A (a)                                       3,700          48
DigitalThink, Inc. (a)                             2,500          27
Dollar Tree Stores, Inc. (a)                       3,844         119
EarthLink, Inc. (a)                               12,446         151
Edison Schools, Inc. (a)                           5,737         113
Education Management Corp. (a)                     3,500         127
Emmis Communications Corp. Class A (a)             4,441         105
Entercom Communications Corp. (a)                  2,900         145
Ethan Allen Interiors, Inc.                        3,100         129
Extended Stay America, Inc. (a)                    9,600         157

18 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                              December 31, 2001

                                                               MARKET
                                                  NUMBER       VALUE
                                                    OF         (000)
                                                  SHARES         $
                                                 -------      -------
Exult, Inc. (a)                                    3,100         50
F.Y.I., Inc. (a)                                   2,100         70
Fisher Scientific International, Inc. (a)          4,090        119
Foot Locker, Inc. (a)                              3,000         47
Footstar, Inc. (a)                                 4,500        141
Fred's, Inc. Class A                               2,525        103
Freemarkets, Inc. (a)                              6,700        161
Friedman's, Inc. Class A                           2,000         17
FTI Consulting, Inc. (a)                           4,840        159
Furniture Brands International, Inc. (a)           6,000        192
Galyan's Trading Co. New (a)                      13,600        194
Genesco, Inc. (a)                                  1,300         27
Getty Images, Inc. (a)                            15,344        353
Gray Communications Systems, Inc.                  1,400         19
Group 1 Automotive, Inc. (a)                       4,800        137
GTECH Holdings Corp. (a)                           1,220         55
Handleman Co. (a)                                  2,900         43
Haverty Furniture Co., Inc.                        1,200         20
Herbalife International, Inc. Class A              3,600         51
Hollinger International, Inc. Class A              5,300         62
Hot Topic, Inc. (a)                                5,830        183
Hotel Reservations Network, Inc.
 Class A (a)                                       1,200         55
IHOP Corp. (a)                                     1,400         41
Ikon Office Solutions, Inc.                       30,800        360
International Flavors & Fragrances, Inc.           1,100         33
International Game Technology (a)                    380         26
Isle of Capri Casinos, Inc. (a)                    1,400         19
Lamar Advertising Co. Class A (a)                  7,200        305
Land's End, Inc. (a)                               3,200        161
Landry's Seafood Restaurants, Inc.                 5,240         98
Liberty Corp.                                      2,000         82
Lightbridge, Inc. (a)                              1,600         19
Lone Star Steakhouse & Saloon                      3,900         58
Mathews International Corp. Class A                  980         24
MAXIMUS, Inc. (a)                                  1,600         67
Maxwell Shoe Company, Inc. Class A (a)             9,800        138
Media General, Inc. Class A                        1,000         50
Meredith Corp.                                     2,100         75
Michaels Stores, Inc. (a)                          3,400        112
Mobile Mini, Inc. (a)                              1,800         70
Movado Group, Inc.                                13,100        252
Movie Gallery, Inc. (a)                            1,200         29
MPS Group, Inc.                                   22,000        157
Neiman Marcus Group, Inc. (The)
 Class A (a)                                       4,800        149
New Horizons Worldwide, Inc. (a)                   1,400         16
Nordstrom, Inc.                                    2,700         55
Nu Skin Enterprises, Inc. Class A                  3,000         26
O'Reilly Automotive, Inc. (a)                      4,850        177
Office Depot, Inc. (a)                            20,100        373
On Assignment, Inc. (a)                              270          6
Oshkosh B' Gosh, Inc. Class A                        800         34
Pacific Sunwear of California, Inc. (a)            1,460         30
Panera Bread Co. (a)                                 440         23
Park Place Entertainment Corp. (a)                20,000        183
Paxson Communications Corp. (a)                    1,400         15
Payless ShoeSource, Inc. (a)                       3,300        185
Penton Media, Inc.                                 5,900         37
Pep Boys - Manny, Moe & Jack                      13,000        223
Phillips-Van Heusen Corp.                         21,000        229
Pier 1 Imports, Inc.                              17,413        302
Pittston Brink's Group                            10,000        221
Playtex Products, Inc. (a)                        12,500        122
Pre-paid Legal Services, Inc. (a)                  4,600        101
Prime Hospitality Corp. (a)                        5,200         57
ProQuest Co. (a)                                   1,800         61
Quanta Services, Inc. (a)                          1,800         28
Quicksilver, Inc. (a)                              4,978         86
R.H. Donnelley Corp. (a)                           6,100        177
Radio One, Inc. (a)                                6,200        112
Reebok International, Ltd. (a)                     5,400        143
Regis Corp.                                          340          9
Revlon, Inc. Class A (a)                           2,600         17
Right Management Consultants, Inc. (a)             1,270         22
Ross Stores, Inc.                                  1,800         58
Royal Caribbean Cruises, Ltd.                      8,630        140
Ruby Tuesday, Inc.                                 1,100         23
Ryan's Family Steak Houses, Inc. (a)               6,500        141
Saks, Inc. (a)                                     7,300         68
Salton, Inc. (a)                                  12,100        228
Scholastic Corp. (a)                               2,520        127
School Specialty, Inc. (a)                         3,800         87
SCP Pool Corp. (a)                                 9,455        260
Service Corp. International (a)                   20,000        100
Shuffle Master, Inc. (a)                           2,200         34
Six Flags, Inc. (a)                                4,100         63
Sonic Automotive, Inc. (a)                         6,700        157
Sonic Corp. (a)                                    1,590         57
Spanish Broadcasting Systems, Inc. (a)             2,400         24
Steiner Leisure, Ltd. (a)                          6,100        130
Stride Rite Corp.                                  1,600         10
Sturm, Ruger & Co., Inc.                           3,900         47
Sylvan Learning Systems, Inc. (a)                  6,100        135
Take-Two Interactive Software, Inc. (a)            3,800         61
Talbots, Inc.                                      1,600         58
Tech Data Corp. (a)                                4,100        177
Tetra Tech, Inc. (a)                               7,125        142
THQ, Inc. (a)                                      2,000         97
Tiffany & Co.                                      2,300         72
Tommy Hilfiger Corp. (a)                          16,800        231
Too, Inc. (a)                                      6,300        173

                                                       Aggressive Equity Fund 19

AGGRESSIVE EQUITY FUND

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER      VALUE
                                                    OF        (000)
                                                  SHARES        $
                                                  ------     -------
Toro Co.                                           2,500         113
Tuesday Morning Corp. (a)                          1,700          31
United Auto Group, Inc. (a)                        4,100         106
United Stationers, Inc. (a)                        1,300          44
Universal Electronics, Inc. (a)                   12,200         210
Urban Outfitters, Inc. (a)                         1,770          43
Valassis Communications, Inc. (a)                  2,600          93
Valuevision International, Inc. Class A (a)        5,600         110
Vans, Inc. (a)                                     1,800          23
Volt Information Sciences, Inc. (a)                  800          14
Wallace Computer Services, Inc.                    3,500          66
West Corp. (a)                                     3,200          80
Wet Seal, Inc. Class A (The) (a)                   2,700          64
Williams-Sonoma, Inc. (a)                          5,056         216
XM Satellite Radio, Inc. Class A (a)               7,900         144
Yahoo!, Inc. (a)                                  12,300         217
Zale Corp. (a)                                     3,029         126
                                                             -------
                                                              18,040
                                                             -------
CONSUMER STAPLES - 4.0%
American Italian Pasta Co. Class A (a)             2,100          88
Church and Dwight Co., Inc.                          860          23
Constellation Brands, Inc. Class A (a)             7,960         341
Coors (Adolph) Co. Class B                         3,700         198
Del Monte Foods Co. (a)                            1,900          16
Dial Corp.                                        24,900         427
Dimon, Inc.                                        3,500          25
Dole Food Co., Inc.                               17,400         467
Fresh Del Monte Produce, Inc.                      6,100          92
Great Atlantic & Pacific Tea Co., Inc. (a)         5,500         131
Ingles Markets, Inc.                               2,300          27
Interstate Bakeries Corp.                          7,100         172
J & J Snack Foods Corp. (a)                        1,000          24
Longs Drug Stores, Inc.                            2,600          61
McCormick & Co., Inc.                                960          40
Nash Finch Co.                                     1,100          34
Nature's Sunshine Products, Inc.                   1,900          22
NBTY, Inc. (a)                                     4,200          49
Pathmark Stores, Inc. (a)                          5,000         123
PepsiAmericas, Inc.                               13,000         179
Performance Food Group Co. (a)                     2,630          92
Ralcorp Holdings, Inc. (a)                         1,600          36
Schweitzer-Mauduit International, Inc.             2,900          69
Smithfield Foods, Inc. (a)                        20,600         454
Spartan Stores, Inc. (a)                           2,300          28
Standard Commercial Corp.                         10,200         168
SuperValu, Inc.                                   15,400         341
Tootsie Roll Industries, Inc.                      3,600         141
Tyson Foods, Inc. Class A                         23,162         268
United Natural Foods, Inc. (a)                     1,500          38
Universal Corp.                                    3,200         117
UST, Inc.                                             50           2
Winn-Dixie Stores, Inc.                           10,000         142
                                                             -------
                                                               4,435
                                                             -------
FINANCIAL SERVICES - 18.3%
Advanta Corp. Class A                              2,700          27
Aetna, Inc.                                        5,700         188
Affiliated Managers Group, Inc. (a)                5,760         406
Alexandria Real Estate Equities, Inc. (e)          1,500          62
American Financial Group, Inc.                     1,900          47
American Financial Holdings, Inc.                    900          23
American National Insurance Co.                      300          25
AmeriCredit Corp. (a)                              5,012         158
Annaly Mortgage Management, Inc.                  11,600         186
Anthracite Capital, Inc.                           3,300          36
Arrow Financial Corp.                                735          21
Associated Banc-Corp.                              7,230         255
Astoria Financial Corp.                           21,000         556
BankAtlantic Bancorp, Inc. Class A                 7,700          71
BankUnited Financial Corp. (a)                       600           9
BARRA, Inc. (a)                                    1,000          47
Bedford Property Investors, Inc. (e)               2,700          61
BISYS Group, Inc. (a)                              6,700         429
BKF Capital Group, Inc. (a)                          900          26
Block (H&R), Inc.                                    100           4
BOK Financial Corp. (a)                            2,000          63
Boston Private Financial Holdings, Inc.            1,490          33
Boykin Lodging Co. (e)                             2,200          18
Brandywine Realty Trust (e)                        2,200          46
Brookline Bancorp, Inc.                            1,700          28
Brown & Brown, Inc.                               11,780         322
Camden Property Trust (e)                          3,900         143
Capital Automotive (e)                             4,819          96
CBL & Associates Properties, Inc. (e)              7,800         246
Certegy, Inc. New (a)                              4,000         137
Charter Municipal Mortgage
 Acceptance Co.                                    1,300          21
Chelsea Property Group, Inc.                       1,500          74
City National Corp.                                2,100          98
Coastal Bancorp, Inc.                              5,400         156
Cobalt Corp. (a)                                  13,800          88
Comdisco, Inc.                                    14,500           8
Commerce Group, Inc.                               2,400          90
Commercial Federal Corp.                           6,900         162
Commercial Net Lease Realty (e)                    1,700          22
Community First Bankshares, Inc.                     200           5
Cornerstone Realty Income Trust, Inc.                700           8
CORUS Bankshares, Inc.                             2,800         127
Countrywide Credit Industries, Inc.                  110           5
Cullen Frost Bankers, Inc.                         4,800         148
Deluxe Corp.                                       3,300         137

20 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER       VALUE
                                                    OF         (000)
                                                  SHARES         $
                                                  ------      ------
Digital Insight Corp. (a)                          4,126          92
Dime Bancorp, Inc. 2001 Litigation
 Tracking Warrants (a)                            29,900           4
Dime Community Bancorp, Inc.                       7,250         203
Doral Financial Corp.                              6,300         197
Downey Financial Corp.                             3,000         124
DST Systems, Inc. (a)                              3,000         150
E*TRADE Group, Inc. (a)                            8,400          86
EastGroup Properties, Inc.                           800          18
Eaton Vance Corp.                                  4,380         156
Edwards (A.G.), Inc.                               8,100         358
eFunds Corp. (a)                                   1,500          21
Entertainment Properties Trust (e)                 8,100         157
Equity Inns, Inc.                                  3,800          25
FactSet Research Systems, Inc.                     4,220         147
Fair, Isaac and Co., Inc.                          1,650         104
Federated Investors, Inc. Class B                  2,700          86
Fidelity National Financial, Inc.                 14,030         348
Financial Federal Corp. (a)                          470          15
Financial Institutions, Inc.                         900          21
FINOVA Group, Inc. (a)                             8,800           5
First American Financial Corp.                    15,400         289
First Bancorp.                                     2,310          66
First Banks America, Inc. (a)                        500          16
First Citizens BancShares, Inc.                      900          88
First Federal Capital Corp.                        1,800          28
First Niagara Financial Group, Inc.                3,000          50
First Place Financial Corp.                        1,200          19
First Republic Bank (a)                            1,200          29
FirstFed Financial Corp. (a)                       3,600          92
Flagstar Bancorp, Inc.                             1,700          34
Flushing Financial Corp.                             800          14
Fulton Financial Corp.                               420           9
Gallagher (Arthur J.) & Co.                        3,440         119
GATX Corp.                                         3,900         127
Glacier Bancorp, Inc.                                110           2
Glenborough Realty Trust, Inc. (e)                 2,100          41
Global Payments, Inc.                              7,600         261
Golden State Bancorp, Inc.                         3,400          89
Great Lakes, Inc.                                  1,000          16
Greenpoint Financial Corp.                         1,000          36
Harland (John H.) Co.                              1,400          31
Harleysville Group, Inc.                             900          22
Health Care, Inc.                                  3,000          73
Healthcare Realty Trust, Inc. (e)                  2,500          70
Hibernia Corp. Class A                             6,500         116
Hospitality Properties Trust (e)                   3,313          98
Host Marriott Corp. (e)                           10,200          92
HRPT Properties Trust                             16,900         146
Hudson City Bancorp, Inc.                          1,100          29
Independence Community Bank Corp.                  5,600         127
Independent Bank Corp.                             1,200          26
Independent Bank Corp.                             1,173          33
IndyMac Bancorp, Inc. (a)                         16,100         376
Innkeepers USA Trust                              20,300         199
Investment Technology Group (a)                    8,115         317
Investors Financial Services Corp.                 5,200         344
IRT Property Co.                                   2,800          30
Irwin Financial Corp.                              2,700          46
iShares S&P MidCap 400 /
 BARRA Growth Index Fund                           1,700         194
J.P. Realty, Inc. (e)                              1,200          29
Jack Henry & Associates, Inc.                      5,200         114
JDN Realty Corp. (e)                               2,800          35
Jefferies Group, Inc.                              3,100         131
John Nuveen & Co., Inc. Class A                    2,550         136
Keystone Property Trust                            1,100          14
Koger Equity, Inc.                                 1,800          29
Kramont Realty Trust                               1,300          19
Kronos, Inc. (a)                                   1,350          65
LaBranche & Co., Inc. (a)                          4,300         148
Lakeland Bancorp, Inc.                               925          15
LandAmerica Financial Group, Inc.                  4,000         115
LaSalle Hotel Properties (e)                       1,300          15
Legg Mason, Inc.                                   3,700         185
Leucadia National Corp.                            1,200          35
Lexington Corporate Properties Trust               1,000          16
Macerich Co. (The) (e)                             2,000          53
MAF Bancorp, Inc.                                    400          12
Markel Corp. (a)                                   1,300         234
MB Financial, Inc. (a)                             1,000          27
Mercury General Corp.                                700          31
Metris Companies, Inc.                            15,454         397
Mississippi Valley Bancshares, Inc.                  600          24
Moody's Corp.                                      3,600         143
National Health Investors, Inc.                    7,500         111
National Western Life Insurance Co.
 Class A (a)                                         200          22
Neuberger Berman, Inc.                             4,200         184
New Century Financial Corp. (a)                    1,400          19
New York Community Bancorp, Inc.                  11,473         262
OceanFirst Financial Corp.                         2,900          70
Ocwen Financial Corp. (a)                          3,400          29
Odyssey Re Holdings Corp.                          8,000         142
Ohio Casualty Corp. (a)                            6,300         101
Old Republic International Corp.                  11,200         314
Old Second Bancorp, Inc.                             400          16
Pacific Century Financial Corp.                    9,300         241
Parkway Properties, Inc.                           1,700          56
PFF Bancorp, Inc.                                  3,600          99
Philadelphia Consolidated
 Holding Corp. (a)                                   550          21

                                                       Aggressive Equity Fund 21

AGGRESSIVE EQUITY FUND

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER       VALUE
                                                    OF         (000)
                                                  SHARES         $
                                                  ------      ------

PMI Group, Inc. (The)                                500          34
Port Financial Corp.                               1,200          31
Prentiss Properties Trust (e)                      3,600          99
Prime Group Realty Trust                           1,900          18
Protective Life Corp.                              7,300         211
Provident Bankshares Corp.                         1,500          36
PS Business Parks, Inc. (e)                        1,000          32
R&G Financial Corp.                                6,300         108
Radian Group, Inc.                                 5,816         250
Raymond James Financial, Inc.                     16,215         576
Realty Income Corp. (e)                            1,600          47
Redwood Trust, Inc.                                1,100          27
RenaissanceRe Holdings, Ltd.                       2,500         239
Republic Bancorp, Inc.                            15,301         212
Republic Bancorp, Inc. Class A                     6,100          82
RFS Hotel Investors, Inc. (e)                      3,000          34
Roslyn Bancorp, Inc.                               8,650         151
Ryder System, Inc.                                24,300         538
Sandy Spring Bancorp, Inc.                         5,080         162
Seacoast Banking Corp. of Florida                  3,000         139
Second Bancorp, Inc.                                 700          15
Senior Housing Properties Trust                    9,000         125
Shurgard Storage Centers, Inc. Class A (e)         1,300          42
Silicon Valley Bancshares (a)                      3,700          99
SL Green Realty Corp. (e)                          3,400         104
Sovereign Bancorp, Inc.                           49,900         611
Stancorp Financial Group, Inc.                     2,300         109
Staten Island Bancorp, Inc.                        8,400         137
Sterling Bancorp                                     710          21
Sterling Bancshares, Inc.                          2,760          35
Stewart Information Services Corp. (a)             1,900          38
SunGard Data Systems (a)                           2,300          67
SWS Group, Inc.                                      990          25
Taubman Centers, Inc. (e)                          4,900          73
TCF Financial Corp.                                2,100         101
Texas Regional Bancshares, Inc. Class A              980          37
Thornburg Mortgage Asset Corp.                    10,900         214
Triad Guaranty, Inc. (a)                           4,290         155
Trust Company of New Jersey                        1,200          30
TrustCo Bank Corp. NY                              1,086          14
U.S. Restaurant Properties, Inc.                   1,300          19
UICI (a)                                           2,000          27
UNB Corp.                                          1,300          24
United Dominion Realty Trust, Inc. (e)             2,900          42
Unitrin, Inc.                                      1,400          55
Universal Health Realty Income Trust SBI           3,700          86
Watson Wyatt & Co. Holdings (a)                    6,300         136
Weingarten Realty Investors                        1,500          71
Westamerica Bancorporation                           680          27
Whitney Holding Corp.                              4,300         188
World Acceptance Corp. (a)                           300           2
                                                              ------
                                                              20,493
                                                              ------

HEALTH CARE - 13.2%
Abgenix, Inc. (a)                                  5,500         185
Accredo Health, Inc. (a)                           2,100          83
AdvancePCS (a)                                     2,630          77
Affymetrix, Inc. (a)                               2,600          98
Albany Molecular Research, Inc. (a)                  600          16
Alexion Pharmaceuticals, Inc. (a)                    500          12
Alkermes, Inc. (a)                                 5,100         134
Alpharma, Inc. Class A                             3,000          79
American Medical Systems Holdings, Inc.
 New (a)                                             860          18
AmerisourceBergen Corp.                           12,029         764
AMN Healthcare Services, Inc. New (a)              1,500          41
Applera Corp. - Celera Genomics
 Group (a)                                        10,100         270
Apria Healthcare Group, Inc. (a)                   1,640          41
Barr Laboratories, Inc. (a)                        1,200          95
Bausch & Lomb, Inc.                                9,300         350
Beckman Coulter, Inc.                              3,090         137
Bio-Rad Laboratories, Inc. Class A (a)               600          38
Bio-Technology General Corp. (a)                   3,900          32
Boron, LePore & Associates, Inc. (a)               2,000          28
Bruker Daltonics, Inc. New (a)                     8,040         131
Cell Therapeutics, Inc. (a)                        1,320          32
Cephalon, Inc. (a)                                 1,000          76
Cerner Corp. (a)                                   2,800         140
Charles River Laboratories
 International, Inc. (a)                          11,200         375
CIMA Labs, Inc. (a)                                  810          29
Community Health Care (a)                          5,510         141
Conmed Corp. (a)                                   2,500          50
Cooper Companies, Inc.                             5,410         270
CorVel Corp. (a)                                     180           6
Covance, Inc. (a)                                  1,670          38
Cross Country, Inc. New (a)                        3,300          87
CV Therapeutics, Inc. (a)                          1,300          68
Cytyc Corp. (a)                                    7,682         201
Datascope Corp.                                      600          20
DaVita, Inc. (a)                                  10,900         267
Diagnostic Products Corp.                          2,160          95
DVI, Inc. (a)                                      2,400          41
Eclipsys Corp. (a)                                 3,790          63
Edwards Lifesciences Corp. (a)                     5,900         163
Endocare, Inc. (a)                                 6,548         117
Enzo Biochem, Inc. (a)                               445          10
Enzon, Inc. (a)                                    3,300         186
Express Scripts, Inc. Class A (a)                  6,010         281
First Health Group Corp. (a)                       8,790         217
First Horizon Pharmaceutical Corp. (a)             2,385          70
Gene Logic, Inc. (a)                                 850          16
Genencor International, Inc. (a)                   3,300          53

22 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER      VALUE
                                                    OF        (000)
                                                  SHARES        $
                                                 -------     -------
Genzyme Corp. (a)                                     32           2
Health Management Associates
 Class A (a)                                         260           5
Health Net, Inc. (a)                              20,600         449
HealthExtras, Inc. (a)                             1,000           6
HEALTHSOUTH Corp. (a)                             17,500         259
Henry Schein, Inc. (a)                             1,300          48
Hooper Holmes, Inc.                                  420           4
Humana, Inc. (a)                                  20,400         241
ICON plc - ADR (a)                                 3,300          98
ICOS Corp. (a)                                     1,100          63
ICU Medical, Inc. (a)                                440          20
IDEXX Laboratories, Inc. (a)                       4,200         120
Impath, Inc. (a)                                     510          23
InforMax, Inc. (a)                                 5,900          17
Inhale Therapeutic Systems, Inc. (a)               7,010         130
Integra LifeSciences Holdings (a)                  2,070          55
Invacare Corp.                                     1,300          44
Invitrogen Corp. (a)                               4,960         307
Kos Pharmaceuticals, Inc. (a)                      1,700          59
Landauer, Inc.                                       400          14
LifePoint Hospitals, Inc. (a)                      7,390         252
Lincare Holdings, Inc. (a)                        11,400         327
Manor Care, Inc. (a)                               7,600         180
Maxygen Inc. (a)                                     230           4
Medicis Pharmaceutical Corp. Class A. (a)          8,900         575
Mentor Corp.                                       1,400          40
Merit Medical Systems, Inc. (a)                   12,200         228
Mid Atlantic Medical Services, Inc. (a)            3,300          75
Mylan Laboratories, Inc.                             160           6
Myriad Genetics, Inc. (a)                            400          21
NDCHealth Corp.                                    2,660          92
Neurocrine Biosciences, Inc. (a)                   4,600         236
Novavax, Inc.                                      4,000          56
Ocular Sciences, Inc. (a)                          4,350         101
Omnicare, Inc.                                    18,440         459
Orthodontic Centers of America, Inc. (a)           2,700          82
Owens & Minor, Inc., Holding Co.                   2,000          37
Oxford Health Plans, Inc. (a)                      3,600         109
PacifiCare Health Systems, Inc. (a)               11,800         189
Parexel International Corp. (a)                    6,400          92
Patterson Dental Co. (a)                           3,830         157
Pediatrix Medical Group (a)                          200           7
Perrigo Co. (a)                                    2,800          33
Pharmaceutical Product Development,
 Inc. (a)                                         14,873         481
Pharmaceutical Resources, Inc. (a)                 2,800          95
Pharmacopeia, Inc. (a)                             4,100          57
Priority Healthcare Corp. Class B (a)              4,400         155
Province Healthcare Co. (a)                        6,330         195
PSS World Medical, Inc. (a)                        5,400          44
Quest Diagnostics, Inc. (a)                          900          65
Quintiles Transnational Corp. (a)                  1,500          24
Renal Care Group, Inc. (a)                         8,470         272
ResMed, Inc. (a)                                   1,200          65
Respironics, Inc. (a)                              6,770         235
SangStat Medical Corp. (a)                        10,800         212
Serologicals Corp. (a)                             1,700          37
SICOR, Inc. (a)                                    5,235          82
SpaceLabs, Inc. (a)                                7,800          95
Specialty Laboratories, Inc. New (a)                 150           4
St. Jude Medical, Inc. (a)                            70           5
Stericycle, Inc. (a)                               3,100         189
Sunrise Assisted Living, Inc. (a)                    200           6
Sybron Dental Specialties, Inc. (a)                2,066          45
Syncor International Corp. (a)                     2,700          77
Techne Corp. (a)                                   1,360          50
Theragenics Corp. (a)                              3,300          33
Thoratec Laboratories Corp. (a)                    8,400         143
Triad Hospitals, Inc. (a)                         12,300         361
Trigon Healthcare, Inc. (a)                        1,800         125
Trimeris, Inc. (a)                                   370          17
Universal Health Services, Inc.
 Class B (a)                                       2,140          92
Varian Medical Systems, Inc. (a)                   1,000          70
Varian, Inc. (a)                                   2,810          90
Vertex Pharmaceuticals, Inc. (a)                   2,400          58
VISX, Inc. (a)                                     5,600          73
WebMD Corp. (a)                                   18,100         127
                                                              ------
                                                              14,742
                                                              ------
INTEGRATED OILS - 0.4%
Great Plains Energy, Inc.                          8,200         207
Holly Corp.                                        3,100          60
Tesoro Petroleum Corp. (a)                        10,100         132
                                                              ------
                                                                 399
                                                              ------
MATERIALS AND PROCESSING - 5.5%
Apogee Enterprises, Inc.                           2,900          46
Applied Films Corp. (a)                           10,021         313
AptarGroup, Inc.                                   6,100         214
Ashland, Inc.                                      3,700         170
Barnes Group, Inc.                                   800          19
Brady Corp. Class A                                  600          22
Brush Engineered Materials, Inc.                   1,800          26
Calgon Carbon Corp.                               21,100         176
Cambrex Corp.                                      2,300         100
Carpenter Technology Corp.                         1,300          35
Catellus Development Corp. (a)                     2,000          37
ChemFirst, Inc.                                    1,100          26
Chesapeake Corp.                                     800          22
CoorsTek, Inc. (a)                                10,900         347

                                                       Aggressive Equity Fund 23

AGGRESSIVE EQUITY FUND

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER      VALUE
                                                    OF        (000)
                                                  SHARES        $
                                                  ------      ------
Crown Cork & Seal Co., Inc. (a)                   10,000          25
Cytec Industries, Inc. (a)                         4,000         108
Dycom Industries, Inc. (a)                        12,900         216
EMCOR Group, Inc. (a)                              9,200         418
Engelhard Corp.                                    8,400         233
Finish Line (The), Inc. Class A (a)                1,100          17
Freeport-McMoRan Copper & Gold, Inc.
 Class B (a)                                       3,700          50
Fuller (H.B.) Co.                                  1,800          52
Greif Bros. Corp. Class A                          2,200          72
Hexcel Corp. (a)                                     500           2
IMC Global, Inc.                                   4,700          61
International Specialty Products, Inc. (a)         3,200          29
Ivex Packaging Corp. (a)                             900          17
LNR Property Corp.                                 2,600          81
Longview Fibre Co.                                 1,700          20
Louisiana Pacific Corp.                           20,700         175
Lubrizol Corp.                                     8,200         288
Lydall, Inc. (a)                                   2,000          20
Martin Marietta Materials, Inc.                    1,200          56
Minerals Technologies, Inc.                          900          42
NCH Corp.                                          1,100          57
NL Industries, Inc.                                4,200          64
P.H. Glatfelter Co.                               17,900         279
Packaging Corp. of America (a)                    10,600         192
Pactiv Corp. (a)                                  14,000         249
PolyOne Corp.                                      7,800          76
Potlatch Corp.                                     2,600          76
Precision Castparts Corp.                          7,400         209
Quanex Corp.                                         700          20
RTI International Metals (a)                       4,200          42
Schulman (A.), Inc.                                3,000          41
Scotts Co. (The) Class A (a)                       2,850         136
Sealed Air Corp. (a)                               8,200         334
Shaw Group, Inc. (The) (a)                         3,360          79
Silgan Holdings, Inc. (a)                          7,500         195
Simpson Manufacturing Co., Inc. (a)                  800          46
Smurfit-Stone Container Corp. (a)                    800          13
Standard Register Co.                              3,000          56
Symyx Technologies, Inc. New (a)                     360           8
Temple-Inland, Inc.                                1,000          57
Titanium Metals Corp. (a)                          6,000          24
Unifi, Inc. (a)                                    2,100          15
Universal Forest Products, Inc.                    2,700          57
USEC, Inc.                                        14,600         104
USG Corp.                                          5,000          29
USX-U.S. Steel Group                               6,100         110
Valspar Corp.                                        490          19
Wausau-Mosinee Paper Corp.                         2,500          30
York International Corp.                           1,100          42
                                                              ------
                                                               6,194
                                                              ------
MISCELLANEOUS - 0.2%
GenCorp, Inc.                                      3,500          49
Hillenbrand Industries, Inc.                         700          39
Kaman Corp. Class A                                2,600          41
US Industries, Inc. (a)                           14,500          37
Walter Industries, Inc.                              700           8
                                                              ------
                                                                 174
                                                              ------
OTHER ENERGY - 4.2%
Arch Coal, Inc.                                   11,700         266
Atwood Oceanics, Inc. (a)                          1,200          42
Berry Petroleum Co. Class A                        1,200          19
BJ Services Co. (a)                                5,000         162
CARBO Ceramics, Inc.                               1,900          74
Chesapeake Energy Corp. (a)                        5,320          35
Comstock Resources, Inc. (a)                       3,600          25
CONSOL Energy, Inc.                                2,900          72
Cooper Cameron Corp. (a)                           4,400         178
Equitable Resources, Inc.                          2,000          68
Evergreen Resources, Inc. (a)                      1,500          58
FuelCell Energy, Inc. (a)                          2,020          37
GlobalSantaFe Corp.                                3,000          86
GulfMark Offshore, Inc. (a)                        6,220         176
Hanover Compressor Co. (a)                        11,830         299
Houston Exploration Co. (The) (a)                    310          10
Hydril Co. New (a)                                 3,400          60
Input/Output, Inc. (a)                             7,200          59
Key Energy Group, Inc. (a)                        17,866         164
Key Production, Inc. (a)                           2,600          44
Lufkin Industries, Inc.                              500          13
National-Oilwell, Inc. (a)                         1,900          39
Oceaneering International, Inc. (a)                2,300          51
Octel Corp. (a)                                    2,100          38
Parker Drilling Co. (a)                           12,100          45
Patterson-UTI Energy, Inc. (a)                    19,200         448
Penn Virginia Corp.                                  150           5
Plains Resources, Inc. (a)                           650          16
PNM Resources, Inc.                                8,200         229
Quicksilver Resources, Inc. (a)                      450           9
Seitel, Inc. (a)                                   6,100          83
Smith International, Inc. (a)                      4,800         257
Spinnaker Exploration Co. (a)                      1,890          78
Stone Energy Corp. (a)                               880          35
Sunoco, Inc.                                       7,300         273
Swift Energy Co. (a)                                 730          15
TETRA Technologies, Inc. (a)                       5,030         105
Unit Corp. (a)                                     1,500          19
Universal Compression
 Holdings, Inc. (a)                                1,000          29
Valero Energy Corp.                               12,100         461
Veritas DGC, Inc. (a)                             14,770         273

24 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                               December 31, 2001

                                                             MARKET
                                                NUMBER       VALUE
                                                  OF         (000)
                                                SHARES         $
                                                -------     -------
Vintage Petroleum, Inc.                           8,336         120
XTO Energy, Inc.                                  8,240         145
                                                            -------
                                                              4,720
                                                            -------

PRODUCER DURABLES - 7.0%
Advanced Energy Industries, Inc. (a)              6,756         180
AGCO Corp.                                        7,000         110
Allen Telecom, Inc. (a)                          10,500          89
Alliant Techsystems, Inc. (a)                     3,380         261
AMETEK, Inc.                                        970          31
Andrew Corp. (a)                                    800          18
Audiovox Corp. Class A (a)                        3,400          25
Axcelis Technologies, Inc. (a)                    2,500          32
Beazer Homes USA, Inc. (a)                        2,800         205
Briggs & Stratton Corp.                             700          30
Brooks Automation, Inc. (a)                       8,653         352
CIRCOR International, Inc.                        1,100          20
CNH Global N.V.                                   7,800          48
Cohu, Inc.                                        5,900         117
Cymer, Inc. (a)                                   7,327         196
D.R. Horton, Inc.                                10,632         345
Donaldson Co., Inc.                               4,720         183
Engineered Support Systems, Inc.                  3,500         120
Esterline Corp. (a)                               3,800          61
FEI Co. (a)                                       3,777         119
FLIR Systems, Inc. (a)                              570          22
General Cable Corp.                               4,000          52
Genlyte Group, Inc. (The) (a)                       900          27
Global Power Equipment Group (a)                  2,600          39
Hovnanian Enterprises, Inc. Class A (a)           3,100          66
Itron, Inc. (a)                                     900          27
Kadant, Inc. (a)                                    300           4
KB HOME                                           1,700          68
Kulicke & Soffa Industries, Inc. (a)             10,200         175
Lam Research Corp. (a)                            3,400          79
Lennar Corp.                                      8,900         417
LTX Corp. (a)                                     8,600         180
M.D.C. Holdings, Inc.                             7,887         298
Mettler-Toledo International, Inc. (a)            5,330         276
Millipore Corp.                                   2,300         140
MKS Instruments, Inc. (a)                         4,481         121
MTS Systems Corp.                                   400           4
Northrop Grumman Corp.                              153          15
Orbital Sciences Corp. Class A (a)               17,800          74
Pemstar, Inc. New (a)                            12,020         144
Photon Dynamics, Inc. (a)                         2,427         111
Photronics, Inc. (a)                              6,300         198
Plantronics, Inc. (a)                             4,670         120
Polycom, Inc. (a)                                 2,300          79
Power-One, Inc. (a)                              13,800         144
Powerwave Technologies, Inc. (a)                  1,810          31
Pulte Corp.                                       1,020          46
RF Micro Devices, Inc. (a)                        5,040          97
Robbins & Myers, Inc.                               100           2
Roper Industries, Inc.                            2,600         129
Rudolph Technologies, Inc. (a)                    3,171         109
Ryland Group, Inc. (The)                          8,600         630
SBA Communications Corp. (a)                      6,670          87
Somera Communications, Inc. (a)                   4,600          35
Spectralink Corp. (a)                             6,523         112
Steelcase, Inc. Class A                           2,800          41
Symmetricom, Inc. (a)                            13,000          99
Teledyne Technologies, Inc. (a)                  11,200         182
Teradyne, Inc. (a)                                2,800          84
Therma-Wave, Inc. (a)                             8,773         130
Toll Brothers, Inc. (a)                             500          22
Tollgrade Communications, Inc. (a)                3,500         116
TRC Companies, Inc. (a)                           3,800         190
Triumph Group, Inc. (a)                             600          20
Veeco Instruments, Inc. (a)                       5,239         188
Woodward Governor Co.                               600          35
                                                            -------
                                                              7,807
                                                            -------

TECHNOLOGY - 15.6%
3Com Corp. (a)                                   39,200         250
Activision, Inc. (a)                                900          23
Actuate Corp. (a)                                 1,730           9
Acxiom Corp. (a)                                 10,700         187
Adaptec, Inc. (a)                                 8,700         126
Advanced Digital Information (a)                 10,959         176
Advanced Fibre Communications (a)                 8,700         154
Advent Software, Inc. (a)                         3,380         169
Aeroflex, Inc. (a)                                7,962         151
Affiliated Computer Services, Inc.
 Class A (a)                                      2,000         212
Alliance Data Systems Corp. New (a)               7,900         151
Alloy Online, Inc. (a)                            2,600          56
Alpha Industries, Inc. (a)                       11,216         245
Altera Corp. (a)                                  6,600         140
ANADIGICS, Inc. (a)                               4,500          69
Anaren Microwave, Inc. (a)                        6,151         107
Anixter International, Inc. (a)                      60           2
ANSYS, Inc. (a)                                   3,300          81
Apogent Technologies, Inc. (a)                    2,290          59
Arbitron, Inc. (a)                                9,700         331
Ariba, Inc. (a)                                  10,600          65
Arris Group, Inc. (a)                             9,100          89
Arrow Electronics, Inc. (a)                       6,100         182
Ascential Software Corp. (a)                      4,700          19
AsiaInfo Holdings Inc. Co (a)                     6,000         105
ASM International NV (a)                          5,100         100
Aspen Technology, Inc. (a)                        7,276         122

                                                       Aggressive Equity Fund 25

AGGRESSIVE EQUITY FUND

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER       VALUE
                                                    OF         (000)
                                                  SHARES         $
                                                  ------      ------
ATI Technologies, Inc. (a)                         6,800          86
Autodesk, Inc.                                     2,600          97
Avant! Corp. (a)                                   4,500          92
Avnet, Inc.                                        9,000         229
BEI Technologies, Inc.                            10,400         181
Borland Software Corp. (a)                        13,300         208
Boston Communications Group, Inc. (a)              5,800          66
Brocade Communications Systems, Inc. (a)           2,300          76
Business Objects SA - ADR (a)                      2,000          68
CACI International, Inc. Class A (a)               7,120         281
Caliper Technologies Corp. (a)                     4,800          75
Catapult Communications Corp. (a)                    630          16
Centillium Communications, Inc. (a)                3,800          30
Checkpoint Systems, Inc. (a)                       2,800          38
Cirrus Logic, Inc. (a)                             4,300          57
Cognizant Technology Solutions Corp. (a)             870          36
Coherent, Inc. (a)                                 3,300         102
Computer Network Technology Corp. (a)             10,430         186
Concurrent Computer Corp. (a)                      9,913         147
Cree, Inc. (a)                                     3,980         117
CSG Systems International, Inc. (a)                1,600          65
Digex, Inc. (a)                                   20,700          62
Documentum, Inc. (a)                               4,900         106
DRS Technologies, Inc. (a)                        10,890         388
DSP Group, Inc. (a)                                6,800         158
E.piphany, Inc. (a)                                4,200          37
EDO Corp.                                            450          12
Electronics for Imaging, Inc. (a)                  2,900          65
Entegris, Inc. New (a)                             4,000          44
Enterasys Networks, Inc. (a)                       2,300          20
EPIQ Systems, Inc. (a)                             2,935          57
ESCO Technologies, Inc. (a)                        2,700          93
ESS Technology, Inc. (a)                           7,100         151
Excel Technology, Inc. (a)                         5,400          94
Extreme Networks, Inc. (a)                         8,532         110
Fairchild Semiconductor Corp.
 Class A (a)                                       2,200          62
FalconStor Software, Inc. (a)                      2,300          21
FileNet Corp. (a)                                    240           5
Finisar Corp. (a)                                 10,375         106
Forrester Research, Inc. (a)                       3,100          62
Genesis Microchip, Inc. (a)                          600          40
Gentner Communications Corp. (a)                   2,000          33
Genuity, Inc. (a)                                 67,000         106
Gerber Scientific, Inc.                            2,700          25
Harmonic Lightwaves, Inc. (a)                     14,100         169
Harris Corp.                                       9,460         289
hi/fn, inc. (a)                                    1,186          17
HNC Software, Inc. (a)                             2,150          44
Hutchinson Technology, Inc. (a)                    1,600          37
Hyperion Solutions Corp. (a)                       8,000         159
IDX Systems Corp. (a)                              2,000          26
II-VI, Inc. (a)                                    7,279         125
Imation Corp. (a)                                  2,900          63
InFocus Corp. (a)                                  3,100          68
Informatica Corp. (a)                             17,800         258
Ingram Micro, Inc. Class A (a)                     8,200         142
Inktomi Corp. (a)                                  5,500          37
Integrated Circuit Systems, Inc. (a)              21,143         478
International Rectifier Corp. (a)                  1,866          65
Intersil Holding Corp. (a)                        10,570         341
InterVoice, Inc. (a)                               2,700          35
Interwoven, Inc. (a)                              15,200         148
Intrado, Inc. (a)                                    800          21
JDA Software Group, Inc. (a)                       1,700          38
Keithley Instruments, Inc.                         2,500          42
Keynote Systems, Inc. (a)                          5,100          48
Kopin Corp. (a)                                    1,500          21
L-3 Communications Holdings, Inc. (a)              1,490         134
Lantronix, Inc. New (a)                            5,500          35
Lawson Software, Inc. New                          4,300          68
LeCroy Corp. (a)                                   1,700          31
Loral Space & Communications, Ltd. (a)            27,500          82
Macromedia, Inc. (a)                               1,060          19
Macrovision Corp. (a)                              2,800          99
Manugistics Group, Inc. (a)                        4,287          90
Maxtor Corp. (a)                                  21,300         135
McDATA Corp. (a)                                   2,600          65
McDATA Corp. Class A (a)                           1,900          47
Mentor Graphics Corp. (a)                          4,400         104
Mercury Computer Systems, Inc. (a)                   500          20
Mercury Interactive Corp. (a)                      1,800          61
Methode Electronics, Inc. Class A                  3,000          24
Micro General Corp. (a)                            1,900          26
Microchip Technology, Inc. (a)                     7,528         292
Microsemi Corp. (a)                                7,354         218
MSC. Software Corp. (a)                            1,000          16
National Instruments Corp. (a)                     4,200         157
NetIQ Corp. (a)                                      940          33
Network Associates, Inc. (a)                       3,300          85
Optical Communication Products, Inc.
 New (a)                                          26,700         105
Optimal Robotics Corp. (a)                         1,900          67
Performance Technologies, Inc. (a)                 1,300          17
Perot Systems Corp. Class A (a)                    3,200          65
Phoenix Technologies, Ltd. (a)                     1,800          21
Pioneer-Standard Electronics, Inc.                 3,300          42
Pixelworks, Inc. (a)                               2,700          43
Planar Systems, Inc. (a)                           8,800         186
PLATO Learning, Inc. (a)                           6,893         114
Plexus Corp. (a)                                   5,100         135
PLX Technology, Inc. (a)                           2,800          35

26 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER      VALUE
                                                    OF        (000)
                                                  SHARES        $
                                                  ------      ------
Power Integrations, Inc. (a)                       6,300         144
Precise Software Solutions, Ltd. (a)               2,700          56
Quantum Corp. - DLT &
 Storage Systems (a)                              21,900         216
Register.com, Inc. (a)                            13,200         152
Reynolds & Reynolds Co. Class A                    9,300         226
Riverstone Networks, Inc. New (a)                 14,760         245
SBS Technologies, Inc. (a)                         2,600          38
ScanSource, Inc. (a)                                 600          29
SeaChange International, Inc. (a)                  2,000          68
Secure Computing Corp. (a)                        14,442         297
Semtech Corp. (a)                                  2,390          85
SERENA Software, Inc. (a)                          1,000          22
Silicon Graphics, Inc. (a)                        22,800          48
Silicon Laboratories, Inc. (a)                     3,500         118
Silicon Storage Technology, Inc. (a)              12,400         120
SmartForce PLC - ADR (a)                           2,500          62
SonicWALL, Inc. (a)                                6,945         135
Standard Microsystems Corp. (a)                    3,100          48
Stellent, Inc. (a)                                 4,564         135
Storage Technology Corp. (a)                      18,700         387
StorageNetworks, Inc. (a)                          4,300          27
Supertex, Inc. (a)                                 1,200          21
Sycamore Networks, Inc. (a)                       20,000         107
Sykes Enterprises, Inc. (a)                        4,000          37
Symbol Technologies, Inc.                          1,500          24
Synopsys, Inc. (a)                                   600          35
TALX Corp.                                         1,000          25
Three-Five Systems, Inc. (a)                       5,500          88
Titan Corp. (a)                                    1,850          46
Transaction Systems Architects, Inc.
 Class A (a)                                       2,200          27
Trikon Technologies, Inc. (a)                      2,200          26
TriQuint Semiconductor, Inc. (a)                   3,800          47
Unisys Corp. (a)                                  11,600         145
UNOVA, Inc. (a)                                   15,300          89
UTStarcom, Inc. (a)                               14,031         400
Vignette Corp. (a)                                40,900         220
Virage Logic Corp. New (a)                         4,200          81
Vishay Intertechnology, Inc. (a)                  10,500         205
Vitesse Semiconductor Corp. (a)                    7,100          88
Websense, Inc. (a)                                 3,300         106
Xicor, Inc. (a)                                    7,600          83
Zoran Corp. (a)                                    3,227         104
                                                              ------
                                                              17,494
                                                              ------
UTILITIES - 3.6%
AGL Resources, Inc.                                6,500         150
Alliant Energy Corp.                               8,200         249
Avista Corp.                                      16,100         213
Black Hills Corp.                                  5,000         169
BroadWing, Inc. (a)                                4,300          41
Cascade Natural Gas Corp.                         14,500         320
Centennial Cellular Corp. Class A (a)              1,700          17
Central Vermont Public Service Corp.                 900          15
CenturyTel, Inc.                                   1,800          59
CH Energy Group, Inc.                              1,900          83
Citizens Communications Co. (a)                    3,400          36
Commonwealth Telephone
 Enterprises, Inc. (a)                             5,130         233
Conectiv, Inc.                                     6,100         149
Constellation Energy Group                         2,200          58
Dominion Resources, Inc.                             129           8
El Paso Electric Co. (a)                          11,900         173
General Communication, Inc. Class A (a)            5,900          50
Golden Telecom, Inc. (a)                           1,100          13
Hawaiian Electric Industries, Inc.                 5,600         226
Hickory Tech Corp.                                 1,300          22
Idacorp, Inc.                                      9,300         378
IDT Corp. (a)                                      8,500         166
Leap Wireless International, Inc. (a)              2,600          55
Madison Gas & Electric Co.                         1,100          29
Mediacom Communications Corp.
 Class A (a)                                       6,400         117
Metro One Telecommunications, Inc. (a)             1,550          47
Middlesex Water Co.                                  400          14
New Jersey Resources Corp.                         2,000          94
Nextel Partners, Inc. (a)                          2,900          35
NICOR, Inc.                                          700          29
North Pittsburgh Systems, Inc.                     1,900          35
Northwestern Corp.                                 1,500          32
NSTAR                                                400          18
RCN Corp. (a)                                      5,500          16
Telephone & Data Systems, Inc.                     1,800         162
UGI Corp.                                          3,600         109
US Unwired, Inc. Class A (a)                       9,300          94
Western Resources, Inc.                           12,600         216
Wisconsin Energy Corp.                             2,000          44
                                                             -------
                                                               3,974
                                                             -------
TOTAL COMMON STOCKS
(cost $91,726)                                               102,653
                                                             -------

27 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                               December 31, 2001

                                                PRINCIPAL     MARKET
                                                 AMOUNT       VALUE
                                                  (000)       (000)
                                                    $            $
                                                ---------    -------
SHORT-TERM INVESTMENTS - 8.5%
Frank Russell Investment Company
 Money Market Fund (f)                             8,453       8,453
United States Treasury Bills
 1.65% due 03/21/02 (b)(c)(d)                      1,000         996
                                                             -------
TOTAL SHORT-TERM INVESTMENTS
(cost $9,449)                                                  9,449
                                                             -------
TOTAL INVESTMENTS - 100.4%
(identified cost $101,175)                                   112,102

OTHER ASSETS AND LIABILITIES,
NET - (0.4%)                                                    (409)
                                                             -------
NET ASSETS - 100.0%                                          111,693
                                                             =======


                                                NOTIONAL    UNREALIZED
                                                 AMOUNT    APPRECIATION
                                                 (000)    (DEPRECIATION)
FUTURES CONTRACTS                                  $           (000)
                                                --------  --------------
Russell 2000(R) Index
 expiration date 03/02                             6,116   $        177

S&P 500 Index
 expiration date 03/02                             2,873             26
                                                           ------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased
                                                           $        203
                                                           ============
(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  Rate noted is yield-to-maturity from date of acquisition.
(e)  Real Estate Investment Trust (REIT).
(f)  At net asset value.

Abbreviations:
ADR - American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

28 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                December 31, 2001

ASSETS
Investments at market (including securities on loan of $882), (identified cost $101,175)...........   $ 112,102
Receivables:
   Dividends ......................................................................................         158
   Investments sold ...............................................................................         362
   Fund shares sold ...............................................................................         107
Investment of securities lending collateral in money market funds, at cost and market value .......         906
                                                                                                      ---------
      Total assets ................................................................................     113,635

LIABILITIES
Payables:
   Investments purchased ..............................................................   $     792
   Fund shares redeemed ...............................................................          42
   Accrued fees to affiliates .........................................................          62
   Other accrued expenses .............................................................          56
   Daily variation margin on futures contracts ........................................          84

Payable upon return of securities loaned ..............................................         906
                                                                                          ---------
      Total liabilities ...........................................................................       1,942
                                                                                                      ---------
NET ASSETS ........................................................................................   $ 111,693
                                                                                                      =========
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) ..............................................................   $ (16,035)
Unrealized appreciation (depreciation) on:
   Investments ....................................................................................      10,927
   Futures contracts ..............................................................................         203
Shares of beneficial interest .....................................................................          98
Additional paid-in capital ........................................................................     116,500
                                                                                                      ---------
NET ASSETS ........................................................................................   $ 111,693
                                                                                                      =========
NET ASSET VALUE, offering and redemption price per share:
   ($111,692,806 divided by 9,767,589 shares of $.01 par value
    shares of beneficial interest outstanding) ....................................................   $  11.44
                                                                                                      =========

  See accompanying notes which are an integral part of the financial statements.

                                                       Aggressive Equity Fund 29

AGGRESSIVE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                       Year Ended December 31, 2001


INVESTMENT INCOME
   Dividends ...........................................................   $   1,056
   Dividends from Money Market Fund ....................................         208
   Interest ............................................................          31
   Securities Lending Income ...........................................           9
                                                                           ---------
      Total investment income ..........................................       1,304

EXPENSES
   Management fees ...........................................   $   975
   Custodian fees ............................................       314
   Transfer agent fees .......................................         8
   Professional fees .........................................        40
   Trustees' fees ............................................        17
   Amortization of deferred organization expenses ............         1
   Miscellaneous .............................................        69
                                                                 -------
   Expenses before reductions ................................     1,424
   Expense reductions ........................................      (134)
                                                                 -------
      Expenses, net ....................................................       1,290
                                                                           ---------
Net investment income ..................................................          14
                                                                           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ...............................................    (6,984)
   Futures contracts .........................................      (371)     (7,355)
                                                                 -------
Net change in unrealized appreciation (depreciation) on:
   Investments ...............................................     4,927
   Futures contracts .........................................        20       4,947
                                                                 -------   ---------
Net realized and unrealized gain (loss) ................................      (2,408)
                                                                           ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..................   $  (2,394)
                                                                           =========

See accompanying notes which are an integral part of the financial statements.

30 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands                                    Years Ended December 31,


                                                                                       2001          2000
                                                                                    ----------     --------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .........................................................  $       14     $    283
   Net realized gain (loss) ......................................................      (7,355)       1,683
   Net change in unrealized appreciation (depreciation) ..........................       4,947       (2,747)
                                                                                    ----------     --------
      Net increase (decrease) in net assets from operations ......................      (2,394)        (781)
                                                                                    ----------     --------
DISTRIBUTIONS
   From net investment income ....................................................         (14)        (395)
   From net realized gain ........................................................          --      (11,908)
   Tax return of capital .........................................................        (100)          --
                                                                                    ----------    ---------
      Net decrease in net assets from distributions ..............................        (114)     (12,303)
                                                                                    ----------    ---------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .................       7,536       20,599
                                                                                    ----------    ---------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................................       5,028        7,515

NET ASSETS
   Beginning of period ...........................................................     106,665       99,150
                                                                                    ----------    ---------
   End of period .................................................................  $  111,693    $ 106,665
                                                                                    ==========    =========

  See accompanying notes which are an integral part of the financial statements.

                                                       Aggressive Equity Fund 31

AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                 YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                     2001        2000       1999      1998       1997*
                                                    -------    -------    -------    ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD .............  $ 11.73    $ 13.36    $ 12.70    $13.45     $10.00
                                                    -------    -------    -------    ------     ------
INCOME FROM OPERATIONS
   Net investment income (a)** ...................       --        .04        .05       .02        .04
   Net realized and unrealized gain (loss) .......     (.28)      (.16)       .71       .13       3.45
                                                    -------    -------    -------    ------     ------
      Total income from operations ...............     (.28)      (.12)       .76       .15       3.49
                                                    -------    -------    -------    ------     ------
DISTRIBUTIONS
   From net investment income ....................      --        (.05)      (.04)     (.02)      (.04)
   From net realized gain ........................      --       (1.46)      (.06)     (.88)        --
   Tax return of capital .........................     (.01)        --         --        --         --
                                                    -------    -------    -------    ------     ------
      Total distributions ........................     (.01)     (1.51)      (.10)     (.90)      (.04)
                                                    -------    -------    -------    ------     ------
NET ASSET VALUE, END OF PERIOD ...................  $ 11.44    $ 11.73    $ 13.36    $12.70     $13.45
                                                    =======    =======    =======    ======     ======
TOTAL RETURN (%)(b) ..............................    (2.36)      (.66)      6.08      1.02      35.07

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ......  111,693    106,665     99,150    24,607     15,372

   Ratios to average net assets (%)(c):
      Operating expenses, net ....................     1.25       1.25       1.25      1.25       1.25
      Operating expenses, gross ..................     1.38       1.28       1.34      1.67       2.22
      Net investment income ......................      .01        .27        .37       .19        .39

   Portfolio turnover rate (%) ...................   180.38     203.48     111.46     79.88      91.56

* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
**  Less than $.01 per share for the period ended December 31, 2001.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


32 Aggressive Equity Fund

Non-U.S. Fund

Portfolio Management Discussion

December 31, 2001 (Unaudited)

OBJECTIVE: To provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

INVESTS IN: Primarily the equity securities of non-US companies in developed foreign markets.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk by employing the investment management services of four managers with three separate and distinct investment approaches. The Fund's primary source of added value is intended to be stock selection with only moderate country allocations relative to the index to capture the diversification benefits of international investment in an asset allocation context.

                                    [GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

   DATES      NON-US FUND       SALOMON SMITH B      LIPPER(R) INTERNATIONAL ++
Inception*     $ 10,000            $ 10,000                $ 10,000
      1997     $ 10,030            $ 10,261                $ 10,513
      1998     $ 11,330            $ 12,030                $ 11,870
      1999     $ 15,109            $ 15,486                $ 16,588
      2000     $ 12,928            $ 13,622                $ 13,944
      2001     $ 10,080            $ 10,887                $ 10,923

Total          $ 69,478            $ 72,287                $ 73,838

                         YEARLY PERIODS ENDED DECEMBER 31

Non-U.S. Fund                                        Salomon Smith Barney Broad Market Index (BMI)

   Periods Ended      Growth of  Total                  Periods Ended        Growth of      Total
     12/31/01          $10,000   Return                   12/31/01            $10,000       Return
---------------------------------------------        ----------------------------------------------------
1 Year                $ 7,797    (22.03)%            1 Year                   $ 7,992      (20.08)%
Inception             $10,080      0.16%(S)          Inception                $10,887        1.71%(S)


                                                     Lipper(R) International Funds Benchmark

                                                        Periods Ended        Growth of      Total
                                                          12/31/01            $10,000       Return
                                                     ----------------------------------------------------
                                                     1 Year                   $ 7,833      (21.67)%
                                                     Inception                $10,923

34 Non-U.S. Fund

NON-U.S. FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 2001 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 2001, the Non-U.S. Fund posted a loss of 22.03% as compared to the Salomon Smith Barney Broad Market Index (BMI) ex-US, which lost 20.08%. The benchmark-relative underperformance for the year was due in large part to the Fund's light exposure to the strong South Korean market, as well as a slight overweight to Japan.

PORTFOLIO HIGHLIGHTS
Similar to the US equity markets, value outperformed growth over the year in international markets. As proxies for growth and value, the MSCI EAFE Value Index fell 18.2%, while the MSCI EAFE Growth Index fell 24.4%.

International markets were broadly down during the first quarter of 2001. Among the BMI ex-US' constituent countries only New Zealand and Austria, accounting for only a small percentage of the index's market capitalization, managed to post a gain. Especially hard hit were those markets with the strongest ties to technology companies. However, Switzerland, typically a haven for defensive investors as the home of several large pharmaceutical and consumer staples companies, led the markets on the downside.

International markets were generally positive over the second quarter of 2001, despite many unfavorable economic trends. Returns were diminished, however, as a result of translation back into a strong US currency. Markets heavy in resource related stocks benefited from hopes that the slowing of the world's economies was near an end. Among the major markets, Japan held up the best with a gain of 2.3% for this quarter.

Markets sold off steeply in the third quarter of 2001. While a steep decline followed the terrorist attacks on the US, much of the lost ground was regained in the ensuing rebounds of world markets. The majority of the losses, however, occurred in the weeks preceding the attacks when signs of deteriorating consumer confidence, rising unemployment, and slowing economic growth weighed on investor's minds.

International markets returned to positive ground during the fourth quarter as investors began to anticipate that the end of the economic recession was near. As in the US equity markets, growth outperformed value, and small cap outperformed large cap issues. Technology heavy markets such as Sweden and Finland turned in the best performance over the course of the quarter, as the sector rebounded from the declines suffered during the previous three quarters.

For the second consecutive year, poor international stock returns throughout the year were depressed further by the dollar's strength. The US dollar was again the world's strongest major currency. The US dollar climbed by 2.6% against the British pound, 5.6% against the euro, and 13.1% against the Japanese yen.


TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                            December 31, 2001

Vodafone Group PLC (United Kingdom)                                      1.89%
Rhone-Poulenc SA Class A - ADR (France)                                  1.39
Barclays PLC (United Kingdom)                                            1.23
TotalFinaElf SA Class B (France)                                         1.11
GlaxoSmithKline PLC (United Kingdom)                                     1.08
ENI SPA (Italy)                                                          1.04
BP Amoco PLC (United Kingdom)                                            1.03
Nokia Oyj (Finland)                                                      1.00
Roche Holding AG (Switzerland)                                           0.94
Canon, Inc. (Japan)                                                      0.93


PORTFOLIO CHARACTERISTICS
                                                            **September 30, 2001

Current P/E Ratio                                                     14.30x
Portfolio Price/Book Ratio                                             1.86x
Market Capitalization - $-Weighted Average                          33.6 Bil
Number of Holdings                                                       515


MONEY MANAGERS                                            STYLES

Fidelity Management & Research Co.                   Growth
J.P. Morgan Investment Management, Inc.              Market-Oriented
Oechsle International Advisors, LLC                  Growth
The Boston Company Asset Management, LLC             Value

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** As of the date of publishing, the portfolio characteristics as of December 31, 2001 were not available.

++ Lipper(R) International Funds Benchmark is the average total return for the universe of funds within the International Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ Salomon Smith Barney BMI Index ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. This Index has broader representation than the MSCI EAFE Index.

(S)   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                                Non-U.S. Fund 35

NON-U.S. FUND

STATEMENT OF NET ASSETS


                                                           December 31, 2001

                                                                     MARKET
                                                        NUMBER       VALUE
                                                          OF         (000)
                                                        SHARES         $
                                                        ------       ------
Common Stocks - 89.9%
Australia - 2.6%
AMP, Ltd.                                               19,555          185
Austereo Group, Ltd.                                    10,800           12
Australia & New Zealand Bank
 Group, Ltd.                                            10,600           97
Australian Gas & Light Co.                               5,500           26
Australian Stock Exchange, Ltd.                          1,600            9
Billabong International, Ltd.                            4,200           18
Brambles Industries, Ltd.                               14,858           79
Broken Hill Proprietary Co.                            112,427          604
Coca Cola Amatil, Ltd.                                  10,746           33
Coles Myer, Ltd.                                         5,900           25
Commonwealth Bank of Australia                          14,500          222
CSR, Ltd.                                               22,165           77
Fairfax (John) Holdings, Ltd.                            4,900           10
Foster's Brewing Group, Ltd.                            28,890           72
Harvey Norman Holdings, Ltd.                             8,400           18
Leighton Holdings, Ltd. Class A                          4,600           24
Lend Lease Corp.                                         1,700           11
Lion Nathan, Ltd.                                       45,000          106
Mayne Nickless, Ltd.                                     5,400           19
National Australia Bank, Ltd.                           64,375        1,050
News Corp., Ltd.                                        20,916          167
Perpetual Trustees Australia, Ltd.                         500           11
Publishing Broadcasting, Ltd.                            2,000           10
Qantas Airways, Ltd.                                     8,600           16
QBE Insurance Group, Ltd.                                5,100           20
Rio Tinto, Ltd.                                          2,500           48
Santos, Ltd.                                           160,400          509
Suncorp-Metway, Ltd.                                     4,800           34
Tabcorp. Holdings, Ltd.                                  6,200           31
Telstra Corp., Ltd.                                     58,462          163
Wesfarmers, Ltd.                                         3,000           48
Westfield Holdings, Ltd.                                 4,200           36
Westpac Banking Corp.                                   13,200          106
WMC, Ltd.                                                9,613           47
                                                                      -----
                                                                      3,943
                                                                      -----

Belgium - 1.1%
Delhaize Le Lion SA                                    1,194             62
Dexia (a)                                             40,010            576
Fortis                                                32,020            829
Interbrew                                              5,555            152
Solvay SA                                                300             19
                                                                      -----
                                                                      1,638
                                                                      -----

Canada - 2.6%
Alberta Energy Co., Ltd.                               2,560             97
Alcan Aluminum, Ltd.                                   4,440            159
Alimentation Couche-Tard, Inc.
 Series B                                                200              3
ATI Technologies, Inc. (a)                             1,470             18
Bank of Montreal                                       2,460             55
Bank of Nova Scotia                                    3,590            110
Barrick Gold Corp.                                     2,980             48
BCE, Inc.                                              9,201            208
Biovail Corp. (a)                                      1,710             96
Bombardier, Inc. Class B                              15,480            160
Brascan Corp.                                          1,010             18
Canada Life Financial Corp.                            1,560             43
Canadian Imperial Bank of Commerce                     2,420             83
Canadian National Railway Co.                            860             41
Canadian Natural Resources, Ltd.                         730             18
Celestica, Inc. (a)                                    8,311            335
CGI Group, Inc. Class A (a)                            4,320             33
Clarica Life Insurance Co.                             1,740             57
Cognos, Inc. (a)                                         100              3
Cott Corp. (a)                                           680             11
CP Railway, Ltd. (a)                                   3,180             64
CP Ships, Ltd. (a)                                       700              8
Enbridge, Inc.                                           980             27
Fairmont Hotels & Resorts, Inc. (a)                    1,220             29
Fording, Inc. (a)                                        464              8
Geac Computer Corp., Ltd. (a)                          7,190             33
George Weston, Ltd.                                    2,370            154
Imperial Oil, Ltd.                                     4,410            123
Kingsway Financial Services (a)                        3,090             38
Loblaw Cos., Ltd.                                        950             31
Magna International, Inc. Class A                      2,760            175
Manulife Financial Corp.                               2,841             74
Molson Cos., Ltd. Class A                              3,690             65
Nexen, Inc.                                              430              8
Noranda, Inc.                                          1,730             16
Nortel Networks Corp.                                 15,330            115
PanCanadian Energy Corp. (a)                           3,575             93
Petro-Canada                                           4,280            106
Placer Dome, Inc.                                      3,820             42
Power Corp. of Canada                                  1,670             41
Premdor, Inc. (a)                                        960             12
QLT PhotoTherapeutics, Inc. (a)                          290              7
Rio Alto Exploration, Ltd. (a)                         3,460             41
Rogers Communications, Inc.
 Class B (a)                                           1,900             32
Royal Bank of Canada                                  12,850            418
Shaw Communications, Inc. Class B                      1,180             25
SNC-Lavalin Group, Inc.                                1,530             28
Sobeys, Inc.                                             800             16
Sun Life Financial Services, Inc.                      2,320             49
Suncor, Inc.                                           1,960             65
Talisman Energy, Inc.                                  1,170             44

36 Non-U.S. Fund

NON-U.S. FUND

                                                               December 31, 2001

                                                             MARKET
                                                NUMBER       VALUE
                                                  OF         (000)
                                                SHARES         $
                                                -------     -------


Thomson Corp. (The)                               6,380         194
TransAlta Corp.                                   7,200          98
TransCanada Pipelines, Ltd.                       4,440          55
Westcoast Energy, Inc.                              830          23
WestJet Airlines, Ltd. (a)                          850          14
                                                            -------
                                                              3,967
                                                            -------

DENMARK - 0.5%
Danske Bank AS                                    6,400         103
ISS AS (a)                                        7,800         384
Novo Nordisk AS Series B (a)                      7,779         318
                                                            -------
                                                                805
                                                            -------

FINLAND - 1.9%
Fortum Oyj                                        4,000          17
Kesko Oyj                                        24,648         226
Nokia Oyj                                        60,256       1,553
Sampo Insurance Co., Ltd. Series A               67,950         532
Sonera Group Oyj                                 12,600          64
Stora Enso Oyj Series R                          11,006         141
UPM-Kymmene Oyj                                  13,044         433
                                                            -------
                                                              2,966
                                                            -------

FRANCE - 9.9%
Alstom                                           10,623         118
Assurances Generales de France                    7,674         368
Atos Origin (a)                                     675          44
AXA (a)                                           9,553         200
Banque Nationale Paris                           15,122       1,353
Cap Gemini Sogeti                                 2,000         144
Carrefour SA                                     17,695         920
Castorama Dubois Investissement SA (a)            2,600         134
Compagnie de Saint Gobain                         2,677         404
Credit Lyonnais                                   6,300         210
European Aeronautic Defence and
 Space Co.                                       30,349         368
Groupe Air France                                17,784         260
Groupe Danone                                       505          62
L'Air Liquide SA                                    730         102
L'Oreal SA                                        1,642         118
Lafarge SA                                        2,177         203
Lagardere SCA                                     2,256          94
Michelin (Cie Gen) Class B                       14,723         486
Orange SA (a)                                     6,621          60
Pechiney International Class A                    3,274         169
Pernod-Ricard                                     2,222         172
Pinault-Printemps-Redoute SA                      1,055         136
Renault (Regie Nationale)                         3,646         129
Rhone-Poulenc SA Class A - ADR                   30,387       2,157
Sanofi-Synthelabo SA                             12,079         901
Schneider Electric SA                             9,573         460
Societe Generale Series A                         8,287         464
Suez SA (a)                                      20,294         614
TotalFinaElf SA - ADR                            10,816         760
TotalFinaElf SA Class B                          12,006       1,714
Usinor SA                                        33,640         421
Valeo SA                                          8,558         341
Vivendi Environment                               6,320         211
Vivendi Environment
 2006 Warrants                                    6,320           3
Vivendi Universal SA                             19,349       1,059
                                                            -------
                                                             15,359
                                                            -------

GERMANY - 6.8%
Allianz AG (Regd)                                 3,627         859
Altana AG                                         1,500          75
BASF AG                                           1,915          71
Bayer AG                                         33,792       1,077
Bayerische Hypo - und Vereinsbank AG             11,856         362
Beiersdorf AG                                       700          79
Commerzbank AG                                   38,420         597
DaimlerChrysler AG                                1,600          69
Deutsche Bank AG                                  7,800         551
Deutsche Lufthansa AG                            20,113         266
Deutsche Post AG                                 38,190         510
Deutsche Telekom AG                              19,788         340
E.On AG                                          24,496       1,269
Infineon Technologies AG                         25,834         528
Karstadt AG                                         600          24
Marschollek, Lautenschlaeger and
 Partner AG                                         700          51
Metallgesellschaft AG                            11,140          93
Muenchener Rueckversicherungs-
 Gesellschaft AG                                  2,290         622
SAP AG                                            5,412         705
Schering AG                                      11,649         618
Siemens AG                                       14,829         981
Thyssen Krupp AG                                 26,753         390
Volkswagen AG                                     9,260         432
                                                            -------
                                                             10,569
                                                            -------

GREECE - 0.3%
Hellenic Telecommunication
 Organization SA - ADR                           67,305         513
                                                            -------

HONG KONG - 1.9%
Asia Satellite Telecommunications
 Holdings, Ltd.                                   5,000           8
Cathay Pacific Airways                           10,000          13
Cheung Kong Holdings, Ltd.                       12,598         131
China Mobile (Hong Kong), Ltd. (a)               14,000          49
CLP Holdings, Ltd.                               10,700          41

                                                                Non-U.S. Fund 37

NON-U.S. FUND

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER      VALUE
                                                    OF        (000)
                                                  SHARES        $
                                                 -------     -------
CNOOC, Ltd.                                       17,000          16
Dairy Farm International Holdings, Ltd. (a)       18,000          12
Esprit Holdings, Ltd.                             16,000          18
Hang Seng Bank                                    15,500         170
Henderson Land Development Co., Ltd.               6,000          27
Hong Kong & China Gas Co., Ltd.                   27,000          33
Hong Kong Electric Holding, Ltd.                  29,500         110
Hong Kong Exchanges & Clearing Ltd.              174,000         264
Hutchison Whampoa, Ltd.                           77,792         753
JCG Holdings, Ltd.                                26,000          16
Li & Fung, Ltd.                                   12,000          13
Pacific Century CyberWorks, Ltd. (a)              62,000          17
Sun Hung Kai Properties, Ltd.                     97,000         785
Swire Pacific, Ltd. Class A                       74,500         406
Television Broadcast                              10,000          43
Wharf Holdings                                    29,000          71
Wing Hang Bank, Ltd.                               2,000           6
                                                             -------
                                                               3,002
                                                             -------
IRELAND - 0.8%
Bank of Ireland (a)                              110,288       1,044
CRH PLC                                           13,200         232
                                                             -------
                                                               1,276
                                                             -------
ITALY - 4.3%
Assicurazioni Generali SPA                         8,000         222
Autostrade SPA                                    15,025         104
Banca Nazionale del Lavoro                        86,400         175
Banca Popolare di Bergamo CV                      24,092         386
Banca Popolare di Verona                          13,200         129
Bulgari SPA                                       15,400         120
ENI SPA (a)                                      128,128       1,606
Fiat SPA                                          19,357         310
Finmeccanica SPA (a)                             656,140         567
Italgas SPA                                       18,300         172
Luxottica Group SPA                                8,700         143
Mediaset SPA                                      62,993         460
San Paolo - IMI SPA                               31,065         333
Telecom Italia Mobile SPA                         59,192         330
Telecom Italia SPA                                19,191         164
Telecom Italia SPA RNC                           227,762       1,217
Unicredito Italiano SPA                           57,397         230
                                                             -------
                                                               6,668
                                                             -------
JAPAN - 18.6%
77th Bank, Ltd. (The)                             80,000         354
ADERANS Co., Ltd.                                    800          24
Advantest Corp.                                    1,000          57
Aiful Corp.                                        7,250         469
Alps Electric Co.                                  5,000          34
Aoyama Trading Co.                                 3,500          33
Asahi Breweries, Ltd.                             20,000         180
Asahi Kasei Corp.                                 27,000          95
Bank of Fukuoka, Ltd. (The)                       12,000          41
Bank of Yokohama, Ltd.                            16,000          56
Bridgestone Tire Corp.                            65,000         688
Canon, Inc.                                       42,000       1,446
Central Glass Co., Ltd.                           14,000          75
Chugai Pharmaceutical Co., Ltd.                    8,000          93
Citizen Watch Co., Ltd.                            6,000          30
Credit Saison Co.                                 41,700         812
CSK Corp., Ltd.                                    4,900         115
Dai Ichi Pharmaceutical Co.                        5,000          97
Dai Nippon Printing, Ltd.                          5,000          50
Dainippon Pharmaceutical Co., Ltd.                 3,000          30
Daiwa Securities Group, Inc.                      21,000         110
DDI Corp.                                              5           9
Dowa Mining Co.                                   15,000          53
East Japan Railway Co.                                24         116
Fanuc Co.                                            600          26
Fuji Machine Manufacturing Co.                    16,000         209
Fuji Photo Film Co.                                8,000         286
Fuji Television Network, Inc.                          4          16
Fujisawa Pharmaceutical Co., Ltd.                  2,000          46
Fujitsu, Ltd.                                     20,000         146
Funai Electric Co., Ltd.                           1,000          74
Gunze, Ltd.                                        9,000          33
Heiwa Corp.                                        3,300          48
Hino Motors, Ltd. (a)                             16,000          53
Hitachi Chemical Co., Ltd.                         9,900          93
Honda Motor Co., Ltd.                             18,600         743
Hosiden Electronics                                3,000          53
Hoya Corp.                                         2,100         126
Ines Corp.                                         3,700          26
Ishikawajima-Harima Heavy
 Industries Co., Ltd.                             46,000          72
Ito Yokado Co., Ltd.                               5,000         226
Itochu Corp.                                      76,000         172
JAFCO Co., Ltd.                                      800          48
Japan Real Estate Investment Corp. (a)(b)              6          24
Japan Synthetic Rubber                             9,000          60
JGC Corp.                                         10,000          74
Kao Corp.                                         19,000         395
Kashiyama Onward                                   3,000          29
Kawasaki Steel Corp.                              97,000          98
Keyence Corp.                                        500          83
Kobayashi Pharmaceutical Co., Ltd.                   800          28
Konami Co., Ltd.                                  13,900         413
Konica Corp.                                      15,000          88
Kubota Corp.                                      20,000          53
Kuraray Co., Ltd.                                 11,000          70
Kyocera Corp.                                      6,500         424


38 Non-U.S. Fund

NON-U.S. FUND

                                                               December 31, 2001

                                                               MARKET
                                                  NUMBER       VALUE
                                                    OF         (000)
                                                  SHARES         $
                                                 -------     -------
Lawson, Inc. (a)                                  11,600         332
Mabuchi Motor Co., Ltd.                            7,000         577
MACNICA, Inc.                                      1,000          37
Marui Co., Ltd.                                    5,000          59
Matsumotokiyoshi Co., Ltd.                        13,400         474
Matsushita Electric Industrial Co., Ltd.          39,000         501
Minebea Co., Ltd.                                 80,000         431
Mitsubishi Chemical                               65,000         138
Mitsubishi Corp.                                  22,000         143
Mitsubishi Electric Corp.                         31,000         120
Mitsubishi Estate Co., Ltd.                       10,000          73
Mitsubishi Heavy Industries                       17,000          45
Mitsubishi Tokyo Financial Group, Inc. (a)            40         268
Mitsui & Co., Ltd.                                22,000         109
Mitsui Mining & Smelting Co., Ltd.                20,000          66
Mitsui O.S.K. Lines, Ltd.                         31,000          62
Mitsui Soko Co.                                    8,000          16
Mitsumi Electric Co., Ltd.                         5,000          57
Mizuho Holdings, Inc.                                 80         163
Murata Manufacturing Co., Ltd.                     5,500         330
Namco, Ltd. (a)                                    3,600          69
NEC Corp.                                         23,000         235
NGK Insulators, Ltd.                               7,000          52
Nichicon Corp.                                     5,200          57
NIDEC Corp.                                        1,000          53
Nikko Securities Co., Ltd.                        18,000          80
Nintendo Co., Ltd.                                 2,300         403
Nippon Comsys Corp.                                1,000           5
Nippon Express Co., Ltd.                         163,000         554
Nippon Foundry, Inc. (a)                               6          55
Nippon Meat Packers, Inc.                         10,000         106
Nippon Telegraph & Telephone Corp.                    11          36
Nippon Unipac Holding                                 11          49
Nippon Yusen Kabushiki Kaisha                     29,000          87
Nishimatsu Construction Co., Ltd.                 71,000         210
Nissan Chemical Industries, Ltd.                   8,000          42
Nissan Motor Co., Ltd.                           272,000       1,443
Nitto Denko Corp.                                  1,300          30
NOK Corp.                                          9,000          39
Nomura Securities Co., Ltd.                       51,000         654
NTT Mobile Communication
 Network, Inc.                                        64         752
Office Building Fund of Japan, Inc. (a)(b)             6          23
Oki Electric Industries                           11,000          36
Omron Corp.                                        4,000          53
Orix Corp.                                         4,200         376
Osaka Gas Co.                                     11,000          26
Promise Co., Ltd.                                    500          27
Ricoh Co., Ltd.                                   18,000         335
Rinnai Corp.                                      27,100         436
Rohm Co.                                           6,100         792
Sankyo Co., Ltd.                                  11,000         188
Sankyo Co., Ltd. GUNMA                             1,000          30
Seino Transportation Co., Ltd.                     8,000          32
Sharp Corp.                                       37,000         433
Shimachu Co., Ltd.                                 3,800          52
Shin-Etsu Chemical Co., Ltd.                      28,700       1,032
Shohkoh Fund & Co., Ltd.                           3,360         267
Skylark Co.                                        2,000          34
SMC Corp.                                          1,000         102
Sony Corp.                                        10,400         476
Stanley Electric Co., Ltd.                        11,000          84
Sumisho Lease Co., Ltd.                            3,000          42
Sumitomo Bakelite Co., Ltd.                       50,000         306
Sumitomo Mitsui Banking Corp.                     45,000         191
Sumitomo Trust & Banking Co., Ltd.                22,000          89
Suruga Bank, Ltd.                                 10,000          47
Takeda Chemical Industries, Ltd.                  23,000       1,041
Takefuji Corp.                                       630          46
Tanabe Seiyaku Co.                                 6,000          53
TDK Corp.                                          6,400         302
Teijin, Ltd.                                       7,000          27
Terumo Corp.                                       7,700         100
THK Co., Ltd.                                      4,200          61
Toda Corp.                                        35,000          96
Tohoku Electric Power Co.                          3,800          52
Tokio Marine & Fire Insurance Co.                 15,000         110
Tokuyama Corp.                                    14,000          40
Tokyo Electric Power Co.                          13,600         290
Tokyo Electron, Ltd.                               8,000         393
Tokyo Gas Co.                                     35,000          94
Tokyo Seimitsu Co., Ltd.                             200           7
Tostem Corp.                                       8,000         108
Toyoda Gosei Co., Ltd.                             4,300          53
Toyota Motor Corp.                                30,100         763
UBE Industries, Ltd.                              32,000          32
Uni-Charm Corp.                                    4,200          88
Wacoal Corp.                                       3,000          24
West Japan Railway Co.                                23         103
World Co., Ltd.                                    1,500          45
Yakult Honsha Co., Ltd.                            7,000          52
Yamaha Motor Co.                                  42,700         260
Yamanouchi Pharmaceutical Co., Ltd.               10,000         263
Yamato Transport Co., Ltd.                         4,000          74
Yokogawa Electric Co.                             11,000          88
Yoshitomi Pharmaceutical Ind., Ltd.                3,000          34
                                                             -------
                                                              28,622
                                                             -------
NETHERLANDS - 6.0%
ABN Amro Holding                                  49,154         792
AKZO Nobel                                         7,413         331
Buhrmann                                          28,561         313

                                                                Non-U.S. Fund 39

NON-U.S. FUND

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER       VALUE
                                                    OF         (000)
                                                  SHARES         $
                                                 -------     -------
Euronext New (a)                                  13,600         257
Hunter Douglas                                    15,450         414
Ing Groep                                         31,482         803
Koninklijke (Royal) Philips Electronics           57,108       1,685
Koninklijke Ahold                                 25,210         733
Koninklijke KPN (a)                               68,053         346
Koninklijke Numico                                12,600         294
Royal Dutch Petroleum Co.                          6,814         345
Stork                                             26,438         213
TNT Post Group                                     5,124         111
Unilever                                          12,673         743
Vedior                                            32,572         391
Verenigde Nederlandse
 Uitgeversbedrijven VNU                           22,074         678
Wolters Kluwer                                    36,375         829
                                                             -------
                                                               9,278
                                                             -------
NEW ZEALAND - 0.2%
Telecom Corp. of New Zealand, Ltd.               155,774         325
Warehouse Group, Ltd. (The)                        4,100          11
                                                             -------
                                                                 336
                                                             -------
NORWAY - 0.6%
Den Norske Creditbank ASA                         53,100         239
Norsk Hydro AS                                     6,800         285
Statoil ASA (a)                                   39,360         270
Telenor AS                                        11,603          50
Tomra Systems ASA                                 10,700         102
                                                             -------
                                                                 946
                                                             -------
PORTUGAL - 0.6%
Electricidade de Portugal SA                     185,980         404
Portugal Telecom SA (a)                           65,065         507
                                                             -------
                                                                 911
                                                             -------
SINGAPORE - 1.2%
Capitaland, Ltd.                                   8,000           8
Chartered Semiconductor
 Manufacturing, Ltd. (a)                          25,000          66
City Developments                                  6,000          20
Creative Technology, Ltd.                         24,950         205
DBS Group Holdings, Ltd.                         144,025       1,075
Great Eastern Holdings, Ltd.                       2,000          11
Oversea-Chinese Banking Corp., Ltd.               10,000          60
Singapore Airlines, Ltd. (Alien Market)           11,000          66
Singapore Press Holdings, Ltd.                     8,949         106
Singapore Technologies Engineering, Ltd.          32,000          41
Singapore Telecommunications, Ltd.                29,000          28
United Overseas Bank, Ltd.                        18,800         128
                                                             -------
                                                               1,814
                                                             -------
SPAIN - 2.8%
Acerinox SA                                        3,600         120
Altadis SA                                        34,100         580
Amadeus Global Travel Distribution SA
 Class A                                          14,400          83
Banco Bilbao Vizcaya SA                           21,037         260
Banco Santander Central Hispano SA                41,800         350
Centros Commerciales Pryca SA                     15,850         191
Endesa SA                                         54,602         854
Fomento de Construcciones y
 Contratas SA                                      5,300         110
Iberdrola SA                                       8,184         107
Repsol SA - ADR                                   47,639         692
Repsol YPF SA                                     16,768         244
Telefonica SA (a)                                 50,049         670
                                                             -------
                                                               4,261
                                                             -------
SWEDEN - 1.2%
Assa Abloy AB Series B                            31,600         457
Autoliv, Inc.                                     26,001         522
Investor AB Class B                               26,900         295
Skandia Forsakrings AB                               400           3
Svenska Handelsbanken AB Series A                 20,696         305
Swedish Match Co.                                 27,200         144
Telefonaktiebolaget LM Ericsson AB
 Series B                                         28,398         155
                                                             -------
                                                               1,881
                                                             -------
SWITZERLAND - 5.3%
Adecco SA (a)                                        685          37
Barry Callebaut AG (Regd)                          2,913         301
Clariant AG (a)                                   28,470         536
Compagnie Financiere Richemont AG
 Class A (Units) (a)                               4,008          75
Credit Suisse Group (a)                           29,523       1,259
Forbo Holding AG                                     326          99
Givaudan AG (Regd)                                   695         212
Nestle SA (a)                                      4,158         887
Novartis AG (a)                                   33,709       1,219
Roche Holding AG (a)                              20,465       1,462
Swiss Reinsurance (a)                              2,827         284
Swisscom AG                                        1,054         292
UBS AG (a)                                        17,791         899
Zurich Financial Services AG                       2,050         481
                                                             -------
                                                               8,043
                                                             -------
UNITED KINGDOM - 20.7%
3i Group PLC                                      42,100         526
Abbey National PLC                                 7,911         113
Allied Domecq PLC                                121,200         718
Anglo American PLC                                 8,800         133

40 Non-U.S. Fund

NON-U.S. FUND

                                                               December 31, 2001

                                                             MARKET
                                                NUMBER       VALUE
                                                  OF         (000)
                                                SHARES         $
                                                -------     -------
ARM Holdings PLC (a)                             10,800          56
AstraZeneca PLC                                   5,400         248
BAE Systems PLC                                 315,808       1,421
Barclays PLC                                     57,508       1,902
Bass PLC                                          7,885          78
BBA Group PLC                                    45,600         188
BG Group PLC                                     61,000         248
BOC Group PLC                                    45,803         706
BP Amoco PLC                                    204,792       1,590
British Airways PLC                              27,477          78
British American Tobacco PLC                      9,611          81
British Sky Broadcasting
 Group PLC (a)                                   10,627         117
BT Group PLC (a)                                149,783         551
Bunzl PLC                                       116,440         745
Cadbury Schweppes PLC                            77,300         492
Canary Wharf Group PLC (a)                       14,000          91
Celltech Group PLC (a)                            2,529          32
CGNU PLC                                         12,968         159
COLT Telecom Group PLC (a)                       30,282          50
Compass Group PLC                                68,032         509
Corus Group PLC (a)                              45,500          48
Diageo PLC                                      107,803       1,230
Dixons Group PLC                                 23,021          79
Elan Corp. PLC - ADR (a)                         10,500         473
Enterprise Oil PLC                               83,400         565
Gallaher Group PLC                                8,452          58
GlaxoSmithKline PLC                              66,933       1,677
Granada Compass PLC                             129,660         270
Hanson PLC                                        9,758          67
HBOS PLC                                         47,500         550
HSBC Holdings PLC                                90,863       1,065
Johnson Matthey PLC                               4,262          59
Lloyds TSB Group PLC                             57,832         627
Man Group PLC                                    10,500         182
Marks & Spencer PLC                             230,425       1,209
Matalan PLC                                      16,100          82
mm02 PLC (a)                                     66,798          84
Morgan Crucible Co. PLC                         181,368         504
National Grid Group PLC                          32,700         203
National Power PLC (a)                           18,035          53
Nycomed Amersham PLC                              7,034          68
Prudential PLC                                   53,427         618
Reckitt Benckiser PLC                             4,996          73
Reed International PLC                          139,952       1,160
Reuters Group PLC                                22,177         219
Rexam PLC                                       153,740         838
Rio Tinto Corp. PLC (Regd)                       34,235         655
Royal & Sun Alliance Insurance
 Group PLC                                      149,704         859
Royal Bank of Scotland Group PLC                 17,197         418
Safeway PLC                                      49,200         229
Sage Group PLC (The)                              9,587          32
Scottish & Southern Energy PLC                   61,595         546
Severn Trent PLC                                  7,885          82
Shell Transport & Trading Co. PLC               118,600         814
Smith & Nephew PLC                                8,592          52
Tesco Store Holdings PLC                         56,264         204
Unilever PLC                                    137,120       1,124
United Business Media PLC                        21,661         151
Vodafone Group PLC                            1,123,295       2,935
Wolseley PLC                                     58,362         489
Zeneca Group PLC                                 10,172         458
                                                            -------
                                                             31,941
                                                            -------
TOTAL COMMON STOCKS
(cost $151,295)                                             138,739
                                                            -------
PREFERRED STOCKS - 0.4%
AUSTRALIA - 0.1%
News Corp., Ltd.                                 29,723         198
                                                            -------
GERMANY - 0.3%
Hugo Boss AG                                      9,000         192
ProSiebenSat.1 Media AG                          10,200          52
Wella AG                                          4,900         253
                                                            -------
                                                                497
                                                            -------
TOTAL PREFERRED STOCKS
(cost $846)                                                     695
                                                            -------

                                                                Non-U.S. Fund 41

NON-U.S. FUND

                                                               December 31, 2001

                                              PRINCIPAL      MARKET
                                                AMOUNT        VALUE
                                                 (000)        (000)
                                                   $            $
                                              ---------      -------
SHORT-TERM INVESTMENTS - 7.8%
UNITED STATES - 7.8%
Frank Russell Investment Company
 Money Market Fund (c)                           10,613       10,613
United States Treasury Bills
 1.630% due 03/21/02 (d)(e)(f)                    1,500        1,494
                                                             -------
TOTAL SHORT-TERM INVESTMENTS
(cost $12,107)                                                12,107
                                                             -------
TOTAL INVESTMENTS - 98.1%
(identified cost $164,248)                                   151,541

OTHER ASSETS AND LIABILITIES,
NET - 1.9%                                                     2,953
                                                             -------
NET ASSETS - 100.0%                                          154,494
                                                             =======



                                                               UNREALIZED
                                              NOTIONAL        APPRECIATION
                                               AMOUNT        (DEPRECIATION)
FUTURES CONTRACTS                               (000)            (000)
                                            -----------      --------------
TOPIX Index (Japan)
 expiration date 03/02                      JPY 419,020      $            3

FTSE - 100 Index (UK)
 expiration date 03/02                      GBP   2,606                  77

CAC - 40 Index (France)
 expiration date 03/02                      EUR   1,398                   3

DAX Index (Germany)
 expiration date 03/02                      EUR   1,167                  19

EUR STOXX 50 Index (EMU)
 expiration date 03/02                      EUR   2,759                 119
                                                             --------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                         $          221
                                                             ==============


(a) Nonincome-producing security.
(b) Real Estate Investment Trust (REIT).
(c) At net asset value.
(d) At amortized cost, which approximates market.
(e) Held as collateral in connection with futures contracts purchased by the Fund.
(f) Rate noted is yield-to-maturity from date of acquisition.


Abbreviations:
ADR - American Depositary Receipt

Foreign Currency Abbreviations:
CAD - Canadian dollar
EUR - Euro dollar
GBP - British pound
HKD - Hong Kong dollar
JPY - Japanese yen
USD - United States dollar



See accompanying notes which are an integral part of the financial statements.

42 Non-U.S. Fund

NON-U.S. FUND

                                                               December 31, 2001

                                                             MARKET
                                                   % OF       VALUE
INDUSTRY DIVERSIFICATION                            NET       (000)
(UNAUDITED)                                       ASSETS        $
                                                  ------     -------
Auto & Transportation                               5.9%       9,130
Consumer Discretionary                             10.4       16,131
Consumer Staples                                    6.8       10,516
Energy                                              7.1       10,930
Financial Services                                 20.5       31,681
Health Care                                         6.6       10,165
Materials & Processing                              9.8       15,090
Miscellaneous                                       1.9        2,964
Producer Durables                                   7.1       10,963
Technology                                          3.6        5,524
Utilities                                          10.6       16,340
Short-Term Investments                              7.8       12,107
                                                  ------     -------
Total Investments                                  98.1      151,541
Other Assets and Liabilities, Net                   1.9        2,953
                                                  ------     -------
NET ASSETS                                        100.0%     154,494
                                                  ======     =======

GEOGRAPHIC DIVERSIFICATION
(UNAUDITED)
Europe                                             42.5%      65,609
Japan                                              18.5       28,621
Pacific Basin                                       6.0        9,296
United Kingdom                                     20.7       31,941
Other                                               2.6        3,967
Short-Term Investments                              7.8       12,107
                                                  ------     -------
Total Investments                                  98.1      151,541
Other Assets and Liabilities, Net                   1.9        2,953
                                                  ------     -------
NET ASSETS                                        100.0%     154,494
                                                  ======     =======


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                        UNREALIZED
CONTRACTS TO        IN EXCHANGE                        APPRECIATION
   DELIVER             FOR           SETTLEMENT       (DEPRECIATION)
    (000)             (000)             DATE              (000)
-------------     -------------     -------------     -------------
USD         3     CAD         5       01/02/02        $          --
USD         2     CAD         3       01/03/02                   --
USD        83     EUR        94       01/02/02                    1
USD         4     EUR         4       01/03/02                   --
USD         1     EUR         1       01/04/02                   --
EUR         9     USD         8       01/02/02                   --
EUR         1     USD         1       01/04/02                   --
HDK         5     USD         1       01/02/02                   --
HDK        15     USD         2       01/03/02                   --
JPY     1,145     USD         9       01/04/02                   --
JPY     1,042     USD         8       01/07/02                   --
JPY       759     USD         6       01/08/02                   --
JPY       852     USD         6       01/04/02                   --
                                                      -------------
                                                      $           1
                                                      =============


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                        UNREALIZED
CONTRACTS TO        IN EXCHANGE                        APPRECIATION
   DELIVER             FOR           SETTLEMENT       (DEPRECIATION)
    (000)             (000)             DATE              (000)
-------------     -------------     -------------     -------------
USD     4,904     EUR     5,500       03/20/02        $         (23)
USD       890     EUR     1,000       03/20/02                   (2)
EUR       500     USD       443       03/20/02                   --
EUR       500     USD       450       03/20/02                    6
USD       880     EUR     1,000       03/20/02                    7
EUR       500     USD       443       03/20/02                   --
USD     3,481     GBP     2,450       03/20/02                   65
USD     4,227     JPY   525,000       03/20/02                 (205)
                                                      -------------
                                                      $        (152)
                                                      =============

  See accompanying notes which are an integral part of the financial statements.

                                                                Non-U.S. Fund 43

NON-U.S. FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                December 31, 2001

ASSETS
Investments at market (identified cost $164,248) ............................................         $ 151,541
Foreign currency holdings (identified cost $3,394) ..........................................             3,384
Unrealized appreciation on forward foreign currency exchange contracts ......................                78
Unrealized appreciation on foreign currency exchange spot contracts .........................                 1
Receivables:
   Dividends and interest ...................................................................               133
   Investments sold .........................................................................               273
   Fund shares sold .........................................................................                82
   Foreign taxes recoverable ................................................................               159
                                                                                                      ---------
      Total assets ..........................................................................           155,651

LIABILITIES
Payables:
   Investments purchased...................................................        $      639
   Fund shares redeemed ...................................................                63
   Accrued fees to affiliates .............................................                98
   Other accrued expenses .................................................                97
   Daily variation margin on futures contracts ............................                30
Unrealized depreciation on forward foreign currency exchange contracts ....               230
                                                                                   ----------
      Total liabilities .....................................................................              1,157
                                                                                                      ----------
NET ASSETS ..................................................................................         $  154,494
                                                                                                      ==========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ................................         $    (445)
Accumulated net realized gain (loss) ........................................................           (40,345)
Unrealized appreciation (depreciation) on:
   Investments ..............................................................................           (12,707)
   Futures contracts ........................................................................               221
   Foreign currency-related transactions ....................................................              (162)
Shares of beneficial interest ...............................................................               179
Additional paid-in capital ..................................................................           207,753
                                                                                                      ---------
NET ASSETS ..................................................................................         $ 154,494
                                                                                                      =========
NET ASSET VALUE, offering and redemption price per share:
   ($154,493,817 divided by 17,881,059 shares of $.01 par value
     shares of beneficial interest outstanding) .............................................         $    8.64
                                                                                                      =========

 See accompanying notes which are an integral part of the financial statements.

 44 Non-U.S. Fund

NON-U.S. FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                Year Ended December 31, 2001

INVESTMENT INCOME
   Dividends .....................................................................  $   3,070
   Dividends from Money Market Fund ..............................................        339
   Interest ......................................................................         71
   Other income ..................................................................         11
   Less foreign taxes withheld ...................................................       (363)
                                                                                    ---------
      Total investment income ....................................................      3,128

EXPENSES
   Management fees ..................................................... $   1,522
   Custodian fees ......................................................       640
   Transfer agent fees .................................................         8
   Professional fees ...................................................        58
   Trustees' fees ......................................................        17
   Amortization of deferred organization expenses ......................         1
   Miscellaneous .......................................................        65
                                                                         ---------

   Expenses before reductions                                                2,311
   Expense reductions                                                         (216)
                                                                         ---------

      Expenses, net ..............................................................      2,095
                                                                                    ---------
Net investment income ............................................................      1,033
                                                                                    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .........................................................   (23,909)
   Futures contracts ...................................................    (2,475)
   Foreign currency-related transactions ...............................       (48)   (26,432)
                                                                         ---------
Net change in unrealized appreciation (depreciation) on:
   Investments .........................................................   (15,882)
   Futures contracts ...................................................       575
   Foreign currency-related transactions ...............................      (633)   (15,940)
                                                                         ---------  ---------
Net realized and unrealized gain (loss) ..........................................    (42,372)
                                                                                    ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ............................  $ (41,339)
                                                                                    =========


  See accompanying notes which are an integral part of the financial statements.

                                                                Non-U.S. Fund 45

NON-U.S. FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                                  YEARS ENDED DECEMBER 31,

                                                                                   2001              2000
                                                                                ----------        ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income ......................................................   $    1,033        $    1,531
 Net realized gain (loss) ...................................................      (26,432)           (2,982)
 Net change in unrealized appreciation (depreciation) .......................      (15,940)          (28,665)
                                                                                ----------        ----------

   Net increase (decrease) in net assets from operations ....................      (41,339)          (30,116)
                                                                                ----------        ----------
DISTRIBUTIONS
 From net investment income .................................................         (660)              (46)
 From net realized gain .....................................................           --           (15,333)
 Tax return of capital ......................................................         (278)             (383)
                                                                                ----------        ----------

   Net decrease in net assets from distributions ............................         (938)          (15,762)
                                                                                -----------       ----------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions ..............       11,127            36,003
                                                                                ----------        ----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS .................................      (31,150)           (9,875)

NET ASSETS
 Beginning of period ........................................................      185,644           195,519
                                                                                ----------        ----------

 End of period (including accumulated distributions in excess of net
  investment income of $445 and $843, respectively) .........................   $  154,494        $  185,644
                                                                                ==========        ==========


See accompanying notes which are an integral part of the financial statements.

46 Non-U.S. Fund

NON-U.S. FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                           2001        2000       1999      1998     1997*
                                                         --------    --------   --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD ..................  $  11.15    $  14.19   $  11.09  $  10.03  $ 10.00
                                                         --------    --------   --------  --------  -------
INCOME FROM OPERATIONS
   Net investment income (a) ..........................       .06         .10        .10       .08      .09
   Net realized and unrealized gain (loss) ............     (2.52)      (2.11)      3.53      1.21     (.06)
                                                         --------    --------   --------  --------  -------
      Total income from operations ....................     (2.46)      (2.01)      3.63      1.29      .03
                                                         --------    --------   --------  --------  -------
DISTRIBUTIONS
   From net investment income .........................      (.04)         --       (.23)     (.18)      --
   From net realized gain .............................        --       (1.00)      (.30)     (.05)      --
   Tax return of capital ..............................      (.01)       (.03)        --        --       --
                                                         --------    --------   --------  --------  -------
      Total distributions .............................      (.05)      (1.03)      (.53)     (.23)      --
                                                         --------    --------   --------  --------  -------
NET ASSET VALUE, END OF PERIOD ........................  $   8.64    $  11.15   $  14.19  $  11.09  $ 10.03
                                                         ========    ========   ========  ========  =======
TOTAL RETURN (%)(b) ...................................    (22.03)     (14.43)     33.36     12.96      .30

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...........   154,494     185,644    195,519    21,420    6,876

   Ratios to average net assets (%)(c):
      Operating expenses, net .........................      1.30        1.30       1.30      1.30     1.30
      Operating expenses, gross .......................      1.43        1.37       1.50      2.37     3.60
      Net investment income ...........................       .64         .78        .80       .77      .98

   Portfolio turnover rate (%) ........................     79.79       86.06      83.45     50.36    68.54

 * For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


                                                                Non-U.S. Fund 47

CORE BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 2001 (Unaudited)



OBJECTIVE: To maximize total return through capital appreciation and income by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income securities.

INVESTS IN: Fixed-income securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy and employed two managers with distinct approaches to managing portfolios of intermediate-maturity fixed income securities.


                                    [GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

       DATES               CORE BOND FUND                 LB AGGREGATE**
     Inception*               $10,000                         $10,000
           1997               $10,973                         $10,966
           1998               $11,784                         $11,918
           1999               $11,712                         $11,820
           2000               $12,883                         $13,194
           2001               $13,837                         $14,308

Total                         $71,189                         $72,207

                         YEARLY PERIODS END DECEMBER 31

Core Bond Fund

   Periods Ended      Growth of   Total
     12/31/01          $10,000   Return
   -------------      ---------  -------
1 Year                $ 10,741    7.41%
Inception             $ 13,837    6.72%ss.


Lehman Brothers Aggregate Bond Index

   Periods Ended      Growth of   Total
     12/31/01          $10,000   Return
   -------------      ---------  -------
1 Year                $ 10,844    8.44%
Inception             $ 14,308    7.43%ss.



 48 Core Bond Fund

CORE BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 2001 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 2001, the Core Bond Fund posted a gain of 7.41%, as compared to the Lehman Brothers Aggregate Bond Index, which gained 8.44%. The Fund underperformed its benchmark due primarily to its structural allocation to high yield and emerging market debt, two of the weakest sectors of the fixed income market during 2001.

PORTFOLIO HIGHLIGHTS
Fixed income investors generally fared well during 2001, as the asset class turned in a return second only to real estate. While all primary segments of the fixed income market produced positive returns during the year, investment grade corporate debt, asset backed securities, and commercial mortgage backed issues produced the strongest absolute returns during the year.

During the first quarter, the Fund slightly trailed its benchmark, as a result of its overweight holdings of mortgage backed securities. As the Federal Reserve wasted little time slashing rates on the first trading day of the new year, mortgages were negatively impacted as investors became concerned prepayment rates on the underlying assets would rise.

The Fund's returns were dampened during the second and third quarters, in large part as a result of its structural high yield exposure. As concerns persisted over the health of the US economy, sector spreads widened, leading to significantly worse performance for lower quality bonds.

The fourth quarter saw more aggressive positioning rewarded, and the Fund benefited from its holdings in high yield corporate and emerging market debt. The two sectors were the strongest performers during the period, as investors became optimistic that the worst of the economic slowdown had passed.

TOP TEN ISSUERS
(as a percent of Total Investments)                            December 31, 2001

Federal National Mortgage Association Total                          15.56%
Government National Mortgage Association Total                       13.41
United States Treasury Notes Total                                    8.07
Federal Home Loan Mortgage Corp. Total                                7.46
General Motors Acceptance Corp.                                       2.16
Ford Motor Credit Co. Total                                           2.04
Credit Suisse First Boston Mortgage Securities Corp.                  1.23
DaimlerChrysler North America Holding Corp.                           1.04
Household Finance Co.                                                 1.01
Germany, Federal Republic of                                          0.89


PORTFOLIO CHARACTERISTICS
                                                               December 31, 2001

Weighted Average Quality Diversification                                     Aa1
Weighted Average Years-to-Maturity                                     5.9 Years
Weighted Average Duration                                              4.5 Years
Current Yield (SEC 30-day standardized)                                       6%
Number of Issues                                                             301
Number of Issuers                                                            179

MONEY MANAGERS                                                       STYLES

Pacific Investment Management Co., LLC                          Sector Rotation
TimesSquare Capital Management, Inc.                            Sector Rotation

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                               Core Bond Fund 49

CORE BOND FUND

STATEMENT OF NET ASSETS

                                                               December 31, 2001

                                               PRINCIPAL     MARKET
                                                AMOUNT       VALUE
                                                 (000)       (000)
                                                   $           $
                                               ---------    -------
LONG-TERM INVESTMENTS - 102.5%
ASSET-BACKED SECURITIES - 1.8%
Advanta Equipment Receivables
 Series 2000-1 Class B
 7.560% due 02/15/07                                 512        537
Advanta Mortgage Loan Trust
 Step Up Bond
 Series 1999-3 Class A7
 2.330% due 08/25/29                                 524        525
Citibank Credit Card Issuance Trust
 Series 2001-A6 Class A6
 5.650% due 06/15/08                                 475        486
Fleet Credit Card Master Trust II
 Series 2001-C Class A
 3.860% due 03/15/07                                 375        371
Student Loan Marketing Association
 Series 1996-4 Class A1
 2.502% due 07/25/04 (c)                              50         50
                                                            -------
                                                              1,969
                                                            -------
CORPORATE BONDS AND NOTES - 32.7%
Adelphia Communications Corp.
 9.250% due 10/01/02                                  50         50
 Series B
 8.125% due 07/15/03                                  50         50
Ahold Finance USA, Inc.
 6.250% due 05/01/09                                 215        212
 6.875% due 05/01/29                                 100         97
Albertson's, Inc.
 7.500% due 02/15/11                                 100        107
 8.000% due 05/01/31                                  75         83
Allied Waste North America, Inc.
 Series B
 7.375% due 01/01/04                                  75         74
 7.625% due 01/01/06                                 150        148
Amerada Hess Corp.
 5.900% due 08/15/06                                 250        252
American General Finance Corp.
 6.170% due 05/06/03                                 400        414
Anchor Gaming
 9.875% due 10/15/08                                 125        137
AOL Time Warner, Inc.
 7.625% due 04/15/31                                 740        783
Aramark Corp.
 6.750% due 08/01/04                                 125        121
 7.000% due 07/15/06                                 100         97
Argosy Gaming Co.
 10.750% due 06/01/09 (a)                             25         27
Associates Corporation of North America
 2.385% due 05/08/03 (c)                             700        700
AT&T Corp. - Liberty Media Corp.
 8.250% due 02/01/30                                 200        189
Avalonbay Communities, Inc.
 6.500% due 07/15/03 (h)                             100        103
 6.625% due 01/15/05 (h)                             100        102
 6.625% due 09/15/11                                 125        122
Bae Systems Holdings, Inc.
 6.400% due 12/15/11                                 410        406
Bank of America Corp.
 2.670% due 10/22/04 (c)                             250        250
 7.800% due 02/15/10                                 230        252
 Series H
 2.413% due 08/26/05 (c)                           1,000      1,000
Beckman Coulter, Inc.
 7.100% due 03/04/03                                 225        231
 7.450% due 03/04/08                                  50         52
Boeing Capital Corp.
 5.750% due 02/15/07                                  85         85
British Telecommunications PLC
 3.165% due 12/15/03 (c)                             900        909
 8.125% due 12/15/10                                 200        221
 8.625% due 12/15/30                                 200        230
Charter Communications Holdings
 Step Up Bond
 11.750% due 01/15/10                                200        142
Citigroup, Inc.
 7.250% due 10/01/10                                 160        172
 6.500% due 01/18/11                               1,000      1,030
Clear Channel Communications
 7.875% due 06/15/05                                 275        288
CMS Energy Corp.
 8.125% due 05/15/02                                 100        101
Coastal Corp.
 7.750% due 06/15/10                                 125        128
Coca-Cola Enterprises, Inc.
 8.500% due 02/01/22                                 150        179
Columbia/HCA Healthcare Corp.
 8.850% due 01/01/07                                  50         53
Conmed Corp.
 9.000% due 03/15/08                                  75         77
Conoco Funding Co.
 6.350% due 10/15/11                                 420        425
Conseco, Inc.
 6.400% due 02/10/03                                  90         49
Cox Communications, Inc.
 7.500% due 08/15/04                                 150        159
 7.750% due 11/01/10                                  75         81
Crescent Real Estate Equities
 7.000% due 09/15/02 (h)                             170        172
CSC Holdings, Inc.
 7.875% due 12/15/07                                  75         78
 Series B
 7.625% due 04/01/11                                  85         85

 50 Core Bond Fund

CORE BOND FUND

                                                               December 31, 2001

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE
                                                (000)          (000)
                                                  $              $
                                               ---------      ------
CSX Corp.
 7.250% due 05/01/04                                 350         372
DaimlerChrysler North America
 2.380% due 08/21/03 (c)                           1,500       1,470
Del Webb Corp.
 9.750% due 01/15/08                                 125         131
Delta Air Lines, Inc.
 8.300% due 12/15/29                                 150         120
Devon Energy Corp.
 4.950% due 08/15/08                                  55          56
Dime Bancorp, Inc.
 9.000% due 12/19/02                                 150         158
Donaldson Lufkin & Jenrette
 2.800% due 04/25/03 (c)                             400         402
DTE Energy Co.
 7.050% due 06/01/11                                 175         180
El Paso Energy Corp.
 8.050% due 10/15/30                                 125         128
EOP Operating, LP
 6.500% due 01/15/04                                 250         260
 7.000% due 07/15/11                                 125         126
ERP Operating, LP
 6.950% due 03/02/11                                 225         226
Felcor Lodging, LP
 8.500% due 06/01/11                                  50          48
First Energy Corp.
 Series C
 7.375% due 11/15/31                                 260         254
First Union Corp.
 7.550% due 08/18/05                                  50          54
 7.500% due 07/15/06                                 150         163
FleetBoston Financial Corp.
 7.250% due 09/15/05                                 225         242
Ford Motor Co.
 7.450% due 07/16/31                                 400         367
Ford Motor Credit Co.
 2.423% due 06/23/03 (c)                             250         245
 6.700% due 07/16/04                                 400         407
 7.600% due 08/01/05                                 100         103
 6.875% due 02/01/06                                 305         305
 Series 1
 2.000% due 11/24/03 (c)                           1,000         969
Fred Meyer, Inc.
 7.450% due 03/01/08                                 125         132
General Motors Acceptance Corp.
 2.465% due 11/07/03 (c)                             600         587
 3.110% due 01/20/04 (c)                             100          98
 2.820% due 07/20/04 (c)                             900         872
 2.680% due 07/30/04 (c)                             400         387
 7.500% due 07/15/05                                 225         234
 6.125% due 09/15/06                                 385         381
Georgia-Pacific Corp.
 8.875% due 05/15/31                                  95          94
Golden State Holdings
 7.125% due 08/01/05                                 175         174
Goldman Sachs Group, Inc.
 6.875% due 01/15/11                                 225         232
GS Escrow Corp.
 7.000% due 08/01/03                                 350         354
HCA - The Healthcare Co.
 8.750% due 09/01/10                                  50          54
 7.875% due 02/01/11                                  75          77
Heller Financial, Inc.
 Series J
 2.728% due 07/24/02 (c)                           1,000       1,002
Horseshoe Gaming Holding Corp.
 8.625% due 05/15/09                                 125         129
Household Finance Corp.
 2.290% due 05/07/02 (c)                             150         150
 6.375% due 10/15/11                                 265         257
 Series E
 6.125% due 02/27/03                               1,000       1,030
Huntsman ICI Holdings LLC
 Zero Coupon due 12/31/09                             80          20
International Paper Co.
 8.000% due 07/08/03                                 125         133
International Wire Group
 11.750% due 06/01/05                                 80          67
Isle of Capri Casinos, Inc.
 8.750% due 04/15/09                                  50          48
Keyspan Corp.
 7.250% due 11/15/05                                  50          53
 7.625% due 11/15/10                                 150         163
Kroger Co.
 8.000% due 09/15/29                                 100         110
Lear Corp.
 Series B
 7.960% due 05/15/05                                 125         126
Lehman Brothers Holdings, Inc.
 6.625% due 04/01/04                                 175         184
 8.250% due 06/15/07                                  25          28
Mohegan Tribal Gaming Authority
 8.125% due 01/01/06                                 200         206
 8.750% due 01/01/09                                  25          26
Morgan Stanley Dean Witter & Co.
 5.625% due 01/20/04                                 225         233
 6.750% due 04/15/11                                 150         154
National City Corp.
 6.875% due 05/15/19                                 125         125
News America, Inc.
 6.625% due 01/09/08                                 125         125

                                                               Core Bond Fund 51

CORE BOND FUND

                                                               December 31, 2001

                                               PRINCIPAL      MARKET
                                                 AMOUNT       VALUE
                                                 (000)        (000)
                                                   $            $
                                               ---------      ------
Niagara Mohawk Power Corp.
 6.875% due 04/01/03                                  75          78
 Series F
 7.625% due 10/01/05                                 132         141
Nisource Finance Corp.
 7.875% due 11/15/10                                 200         207
Norfolk Southern Corp.
 7.350% due 05/15/07                                 200         215
 7.700% due 05/15/17                                 130         139
 7.800% due 05/15/27                                 100         110
Northrop Grumman Corp.
 7.750% due 02/15/31                                 210         226
Occidental Petroleum Corp.
 7.200% due 04/01/28                                 135         133
Parker Retirement Savings Plan
 6.340% due 07/15/08                                 371         372
Pemex Project Funding Master Trust
 9.125% due 10/13/10                                 210         222
Philip Morris Cos., Inc.
 7.250% due 01/15/03                                 500         518
Pulte Corp.
 7.000% due 12/15/03                                  25          26
 7.625% due 10/15/17                                  50          45
Qwest Capital Funding, Inc.
 7.000% due 08/03/09                                 800         777
Raytheon Co.
 8.200% due 03/01/06                                 100         109
Republic of New York Corp.
 5.000% due 10/28/02 (c)                             750         766
Resolution Funding Corp. Principal Strip
 Zero Coupon due 10/15/20                            600         184
Royal Caribbean Cruises, Ltd.
 8.750% due 02/02/11                                 100          81
Scotts Co.
 8.625% due 01/15/09                                  50          51
Simon Property Group LP
 6.375% due 11/15/07                                 200         198
Six Flags, Inc.
 9.750% due 06/15/07                                  75          76
Small Business Administration-SBIC
 Series 10B
 7.449% due 08/01/10                                  97         105
Southland Corp.
 5.000% due 12/15/03                                 100          96
Station Casinos, Inc.
 9.750% due 04/15/07                                  25          25
Suntrust Bank
 6.375% due 04/01/11                                 125         127
TCI Communications, Inc.
 8.650% due 09/15/04                                 125         137
 8.000% due 08/01/05                                 430         467
Tenet Healthcare Corp.
 6.000% due 12/01/05                                  50          51
Time Warner, Inc.
 8.110% due 08/15/06                                 125         139
Tricon Global Restaurants, Inc.
 7.650% due 05/15/08                                 100         101
TRW, Inc.
 6.625% due 06/01/04                                 175         178
 7.625% due 03/15/06                                  50          52
U.S. Bancorp
 Series J
 6.875% due 12/01/04                                 275         291
Union Pacific Corp.
 5.750% due 10/15/07                                 280         275
Union Planters Corp.
 7.750% due 03/01/11                                  50          53
Viacom, Inc.
 7.700% due 07/30/10                                 225         245
Waste Management, Inc.
 6.500% due 05/15/04                               1,000       1,032
 7.375% due 08/01/10                                  75          77
 7.100% due 08/01/26                                 275         287
Wells Fargo & Co.
 6.625% due 07/15/04                                  50          53
Wells Fargo Bank NA
 7.550% due 06/21/10                                  50          55
Westdeutsche Landesbank NY
 6.050% due 01/15/09                                 500         497
Williams Cos, Inc.
 7.875% due 09/01/21                                 150         152
Wconsin Central Transportation Corp.
 6.625% due 04/15/08                                 325         335
WorldCom, Inc.
 7.500% due 05/15/11                                 225         230
 8.250% due 05/15/31                                 620         654
                                                              ------
                                                              35,942
                                                              ------
EURODOLLAR BONDS - 4.6%
AES Drax Energy, Ltd.
 Series B
 11.500% due 08/30/10                                 80          53
British Telecommunications PLC
 7.625% due 12/15/05                                 100         107
Bulgaria, National Republic of
 Series A
 4.563% due 07/28/12 (c)                              55          50
 4.563% due 07/28/24 (c)                             170         151
Colombia, Republic of
 10.000% due 01/23/12                                130         128
Deutsche Telekom International
 Finance BV Step Up Bond
 8.250% due 06/15/30                                 600         666

 52 Core Bond Fund

CORE BOND FUND

                                                               December 31, 2001

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE
                                                 (000)         (000)
                                                   $             $
                                               ---------      ------
Goldman Sachs Group LP
 2.143% due 04/08/05 (c)                             600         595
Morgan Stanley Dean Witter
 Series T
 2.088% due 03/11/03 (c)                             300         301
Panama, Republic of
 9.625% due 02/08/11                                  25          26
Peru, Republic of
 4.000% due 03/07/17 (c)                              75          53
 4.500% due 03/07/17 (c)                             160         123
Philippines, Republic of
 10.625% due 03/16/25                                130         127
Poland, Republic of
 4.500% due 10/27/24 (c)                             100          72
Poland, Republic of, Step Up Bond
 Series RSTA
 3.750% due 10/27/24                                 200         159
Royal Bank of Scotland Group PLC
 Series 1
 9.118% due 03/31/49 (d)                             650         739
Russia, Government of Step Up Bond
 Series REGS
 5.000% due 03/31/30                                 620         354
Standard Chartered Bank
 8.000% due 05/30/31                                 160         163
Tembec Industries, Inc.
 8.500% due 02/01/11                                  70          72
United Mexican States
 8.375% due 01/14/11                                 100         103
 8.300% due 08/15/31                               1,100       1,076
                                                              ------
                                                               5,118
                                                              ------
MORTGAGE-BACKED SECURITIES - 46.5%
Bear Stearns Adjustable Rate
 Mortgage Trust
 Series 2000-1 Class A1
 7.477% due 12/25/30 (c)                             538         546
Chase Commercial Mortgage
 Securities Corp.
 Series 1997-2 Class D
 6.600% due 12/19/07                                 450         447
Chase Mortgage Finance Corp.
 Series 1993-N Class A9
 6.750% due 11/25/24                                 850         823
Countrywide Home Loans
 Series 2000-2 Class A2
 7.750% due 04/25/30                                  13          13
 Series 2000-8 Class A2
 7.750% due 01/25/31                                  31          32
Credit Suisse First Boston Mortgage
 Securities Corp.
 Series 2001-S18 Class A2
 2.280% due 08/25/31 (c)                             883         886
Federal Home Loan Mortgage Corp.
 5.500% 15 Year TBA (b)                            1,150       1,132
 6.500% 15 Year TBA (b)                              950         969
 5.500% 30 Year TBA (b)                              325         309
 Series 2266 Class F
 2.270% due 11/15/30 (c)                             617         618
 Series 2391 Class QT
 5.500% due 05/15/15                                 350         340
Federal Home Loan Mortgage Corp.
 Participation Certificate
 7.813% due 2030                                      85          89
Federal National Mortgage Association
 6.000% due 12/15/05                               2,500       2,627
 6.000% 15 Year TBA (b)                            3,225       3,229
 7.000% 15 Year TBA (b)                              600         621
 6.000% 30 Year TBA (b)                            1,350       1,320
 6.500% 30 Year TBA (b)                            4,150       4,150
 7.000% 30 Year TBA (b)                            4,550       4,635
 6.031% due 2017                                     213         214
 7.500% due 2029                                     513         530
 7.500% due 2030                                     674         695
 6.500% due 2031                                     404         404
 5.282% due 2036 (c)                               2,056       2,090
 Series 1997-77 Class G
 6.500% due 05/18/23                                  48          51
 Series 2001-76 Class UC
 5.500% due 11/25/15                                 350         343
Federal National Mortgage
 Association (REMIC)
 Series 1992-10 Class ZD
 8.000% due 11/25/21                               1,095       1,166
First Nationwide Trust
 Series 2001-4 Class 3A5
 2.530% due 09/25/31 (c)                             874         864
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1998-C1 Class A2
 6.700% due 03/15/08                               1,000       1,030
Government National
 Mortgage Association
 6.500% 30 Year TBA (b)                           9,000       9,031
 7.000% 30 Year TBA (b)                          2,000       2,043
 7.500% 30 Year TBA (b)                          1,000       1,034
 6.375% due 2026 (c)                             1,566       1,595
 6.750% due 2027 (c)                               154         158
 6.000% due 2028                                   435         425
 6.000% due 2029                                   349         343
 7.500% due 2029 (c)                                31          32

                                                               Core Bond Fund 53

CORE BOND FUND

                                                               December 31, 2001

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE
                                                 (000)         (000)
                                                   $             $
                                               ---------     -------
 7.500% due 2029                                     342         354
 8.000% due 2030                                   3,004       3,145
 Series 2000-29 Class F
 2.433% due 09/20/30 (c)                             861         866
Long Beach Mortgage Loan Trust
 Series 2000-1 Class AV1
 2.191% due 01/01/31 (c)                             880         880
Morgan Stanley Capital I, Inc.
 Series 1998-HF1 Class A2
 6.520% due 01/15/08                                 125         129
Morgan Stanley Dean Witter Capital I
 Series 2001-IQA Class A1
 4.570% due 12/18/32                                 222         220
Norwest Asset Securities Corp.
 Series 1998-14 Class A2
 6.500% due 06/25/13                                 185         189
PNC Mortgage Securities Corp.
 Series 2000-5 Class A1
 7.750% due 07/25/30                                 140         141
Salomon Brothers Mortgage Secs VII
 Series 1999-NC4 Class A
 2.330% due 09/25/29 (c)                             338         340
                                                             -------
                                                              51,098
                                                             -------
NON-US BONDS - 6.2%
Germany, Federal Republic of
 Series 00
 4.750% due 12/13/02                           EUR 1,400       1,262
United Kingdom Treasury Bond
 8.500% due 12/07/05                           GBP 3,400       5,534
                                                             -------
                                                               6,796
                                                             -------
UNITED STATES
GOVERNMENT AGENCIES - 3.0%
Federal Home Loan Mortgage Corp.
 6.875% due 09/15/10                               2,800       3,022
 6.750% due 03/15/31                                 300         318
                                                             -------
                                                               3,340
                                                             -------
UNITED STATES GOVERNMENT
TREASURIES - 5.2%
United States Treasury Bonds
 6.625% due 02/15/27                                 705         784
 3.625% due 04/15/28                                 110         112
 6.250% due 05/15/30                                 545         590
United States Treasury Notes
 3.625% due 07/15/02                                 111         112
 7.875% due 11/15/04                                 925       1,028
 6.750% due 05/15/05                                 100         109
 3.375% due 01/15/07                               2,356       2,361
 3.875% due 01/15/09                                 433         443
 6.000% due 08/15/09                                 140         149
                                                             -------
                                                               5,688
                                                             -------
YANKEE BONDS - 2.5%
Abbey National PLC
 6.700% due 06/29/49 (c)(d)                          150         148
Abitibi-Consolidated, Inc.
 8.850% due 08/01/30                                 115         118
Amvescap PLC
 6.600% due 05/15/05                                 115         118
British Sky Broadcasting Group PLC
 6.875% due 02/23/09                                 125         120
 8.200% due 07/15/09                                 100         103
Carnival Corp.
 6.150% due 10/01/03                                  90          91
 6.150% due 04/15/08                                  75          68
Colt Telecom Group PLC
 Step Up Bond
 12.000% due 12/15/06                                 65          57
Donohue Forest Products, Inc.
 7.625% due 05/15/07                                 100         101
GT Group Telecom, Inc.
 Step Up Bond
 13.250% due 02/01/10                                165          21
KPNQwest BV
 8.125% due 06/01/09                                  25          16
Laidlaw, Inc.
 7.875% due 04/15/05                                 280         149
Nortel Networks, Ltd.
 6.125% due 02/15/06                                 110          92
Quebec, Province of
 7.500% due 07/15/23                                 495         547
Royal Caribbean Cruises, Ltd.
 7.000% due 10/15/07                                 110          87
 7.500% due 10/15/27                                 125          81
Royal Caribbean Cruises, Ltd.
 Zero Coupon due 05/18/21                             25           9
Stagecoach Holdings PLC
 8.625% due 11/15/09                                 100          93
TELUS Corp.
 8.000% due 06/01/11                                 125         132
TFM SA de CV Step Up Bond
 11.750% due 06/15/09 (c)                             30          26
TFM SA de CV Step Up Bond
 11.750% due 06/15/09 (c)                             80          70
Tyco International Group SA
 6.250% due 06/15/03 (c)                             400         410
 6.375% due 06/15/05                                  75          76
                                                             -------
                                                               2,733
                                                             -------
TOTAL LONG-TERM INVESTMENTS
(cost $111,530)                                              112,684
                                                             -------

54 Core Bond Fund

CORE BOND FUND

                                                               December 31, 2001

                                                NOTIONAL      MARKET
                                                 AMOUNT        VALUE
                                                  (000)        (000)
                                                    $            $
                                                --------    --------

OPTIONS PURCHASED - 0.0%
Eurodollar Futures (f)
 06/02 95.00 Put                                      40          --
 06/02 92.75 Put                                     325           2
 06/02 94.75 Put                                     138          --
 06/02 92.50 Put                                     500           2
 06/02 93.75 Put                                     122          --
                                                            --------

TOTAL OPTIONS
(cost $8)                                                          4
                                                            --------

                                                  NUMBER
                                                    OF
                                                  SHARES
                                                  ------

PREFERRED STOCKS - 0.4%
California Federal                                 8,250         206
 Preferred Capital Corp.
CSC Holdings, Inc.
 Series H                                            935         100
Equity Office Properties Trust (conv.)             1,500          69
Six Flags, Inc. (conv.)                            2,500          60
                                                            --------

TOTAL PREFERRED STOCKS
(cost $420)                                                      435
                                                            --------

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)
                                                   $
                                               ---------

SHORT-TERM INVESTMENTS - 26.1%
AT & T Corp. Commercial Paper
 5.600% due                                          500         498
 02/27/02 (a)(g)
Federal Home Loan Mortgage
 Discount Notes
 5.370% due                                        3,900       3,875
 03/20/02 (a)(g)
Ford Motor Credit Corp.
 Commercial Paper
 5.530% due                                          500         499
 01/31/02 (a)(g)
Frank Russell Investment Company
 Money Market Fund (i)                            20,615      20,615
General Motors Acceptance Corp.
Commercial Paper
 5.520% due                                          500         500
 01/03/02 (a)(g)
UBS Finance, Inc. Yrs 3&4
 Commercial Paper
 3.770% due                                        2,500       2,489
 03/27/02 (a)(g)
United States Treasury Bills
 2.240% due 02/07/02 (a)(e)(g)                       220         220
                                                            --------

TOTAL SHORT-TERM INVESTMENTS
(cost $28,704)                                                28,696
                                                            --------

                                                              MARKET
                                                  NUMBER       VALUE
                                                    OF         (000)
                                                  SHARES         $
                                                  ------      ------

WARRANTS - 0.0%
GT Group Telecom, Inc. 2010 Warrants
 1.325% due 02/01/10 (f)                             175           1
                                                            --------

TOTAL WARRANTS
(cost $8)                                                          1
                                                            --------

TOTAL INVESTMENTS - 129.0%
(identified cost $140,670)                                   141,820

OTHER ASSETS AND LIABILITIES,
NET - (29.0%)                                                (31,849)
                                                            --------

NET ASSETS - 100.0%                                          109,971
                                                            ========
(a)  At amortized cost, which approximates market.
(b)  Forward commitment.
(c)  Adjustable or floating rate security.
(d)  Perpetual floating rate note.
(e) Held as collateral in connection with futures contracts purchased (sold) and options written by the Fund.
(f)  Nonincome-producing security.
(g)  Rate noted is yield-to-maturity from date of acquisition.
(h)  Real Estate Investment Trusts (REIT).
(i)  At net asset value.


Abbreviations:

REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security


Foreign Currency Abbreviations:
EUR - Euro dollar
GBP - British pound

  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 55

CORE BOND FUND

                                                               December 31, 2001

                                                NOTIONAL     UNREALIZED
                                                 AMOUNT     APPRECIATION
                                                 (000)     (DEPRECIATION)
FUTURES CONTRACTS                                  $           (000)
                                                --------   --------------
Eurodollar Futures
 expiration date 09/02                               243   $           --

Eurodollar Futures
 expiration date 12/02                             4,576               11

Eurodollar Futures
 expiration date 03/03                             4,306                1

Eurodollar Futures
 expiration date 06/03                             4,278               (8)

Eurodollar Futures
 expiration date 09/03                             4,257              (15)

United States Treasury Bonds
 expiration date 03/02                             3,858              (32)

United States Treasury Notes
 10 Year Futures expiration date 03/02               105               (2)
United States Treasury Notes
 5 Year Futures expiration date 03/02                529               --
                                                           --------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                       $          (45)
                                                           ==============


                                                NOTIONAL      MARKET
                                                 AMOUNT       VALUE
                                                 (000)        (000)
OPTIONS WRITTEN                                    $            $
                                                --------      ------
Eurodollar Futures
   09/02 96.50 Put                                    13          (3)
   06/02 95.75 Put                                   593          (9)
   06/02 95.50 Put                                   507          (5)
   06/02 97.00 Put                                    12          (1)
   06/02 96.00 Put                                    63          (1)
United States Treasury Bonds
   02/02 100.00 Put                                    2          (3)
United States Treasury Notes 10 Year
   02/02 102.00 Put                                    4          (2)
   02/02 103.00 Put                                   18         (13)
   02/02 104.00 Put                                   10         (10)
   02/02 112.00 Call                                   2          --
                                                              ------
Total Liability for Options Written
 (premiums received $325)                                        (47)
                                                              ======


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


  CONTRACTS                                          UNREALIZED
     TO            IN EXCHANGE                      APPRECIATION
   DELIVER             FOR          SETTLEMENT     (DEPRECIATION)
    (000)             (000)            DATE            (000)
-------------     -------------     ----------     --------------
EUR       364     USD       320      01/11/02      $           (4)
EUR       602     USD       528      01/11/02                  (8)
EUR       200     USD       178      01/11/02                  --
EUR     1,351     USD     1,202      01/11/02                  (1)
USD       552     EUR       602      01/11/02                 (16)
USD     1,705     EUR     1,915      01/11/02                  (1)
USD        15     EUR        17      01/11/02                  --
                                                   --------------
                                                   $          (30)
                                                   ==============

See accompanying notes which are an integral part of the financial statements.

56 Core Bond Fund

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                December 31, 2001



ASSETS
Investments at market (identified  cost $140,670) ...............................   $ 141,820
Foreign currency holdings (identified cost $30) .................................          30
Receivables:
   Dividends and interest .......................................................       1,183
   Investments sold (regular settlement) ........................................         687
   Investments sold (delayed settlement) ........................................       4,413
   Fund shares sold .............................................................          57
   Daily variation margin on futures contracts ..................................          61
                                                                                    ---------

     Total assets ...............................................................     148,251

LIABILITIES
Payables:
   Investments purchased (regular settlement) .........................  $  6,529
   Investments purchased (delayed settlement) .........................    31,522
   Fund shares redeemed ...............................................        82
   Accrued fees to affiliates .........................................        35
   Other accrued expenses .............................................        35
Unrealized depreciation on forward foreign currency exchange
 contracts ............................................................        30
Options written, at market value (premiums received $ 325) ............        47
                                                                         --------

     Total liabilities ..........................................................      38,280
                                                                                    ---------

NET ASSETS ......................................................................   $ 109,971
                                                                                    =========
NET ASSETS CONSIST OF:
Undistributed net investment income .............................................   $     388
Accumulated distributions in excess of net realized gain ........................      (1,280)
Unrealized appreciation (depreciation) on:
   Investments ..................................................................       1,150
   Futures contracts ............................................................         (45)
   Options written ..............................................................         278
   Foreign currency-related transactions ........................................         (73)
Shares of beneficial interest ...................................................         109
Additional paid-in capital ......................................................     109,444
                                                                                    ---------

NET ASSETS ......................................................................   $ 109,971
                                                                                    =========
NET ASSET VALUE, offering and redemption price per share:
   ($109,971,214 divided by 10,851,931 shares of $.01 par value
    shares of beneficial interest outstanding)...................................   $   10.13
                                                                                    =========

  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 57

CORE BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                Year Ended December 31, 2001

INVESTMENT INCOME
   Interest .....................................................................................   $ 5,628
   Dividends from Money Market Fund .............................................................       358
   Dividends ....................................................................................        35
                                                                                                    -------
      Total investment income ...................................................................     6,021

EXPENSES
   Management fees .............................................................   $   587
   Custodian fees ..............................................................       175
   Transfer agent fees .........................................................         8
   Professional fees ...........................................................        43
   Trustees' fees ..............................................................        17
   Amortization of deferred organization expenses ..............................         1
   Miscellaneous ...............................................................        44
                                                                                   -------
   Expenses before reductions ..................................................       875
   Expense reductions ..........................................................       (80)
                                                                                   -------
     Expenses, net ..............................................................................       795
                                                                                                    -------
Net investment income ...........................................................................     5,226
                                                                                                    -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .................................................................     1,018
   Futures contracts ...........................................................       259
   Options written .............................................................        (2)
   Foreign currency-related transactions .......................................       (63)           1,212
                                                                                   -------
Net change in unrealized appreciation (depreciation) on:
   Investments .................................................................      (187)
   Futures contracts ...........................................................        85
   Options written .............................................................       272
   Foreign currency-related transactions .......................................       304              474
                                                                                   -------          -------
Net realized and unrealized gain (loss) .........................................................     1,686
                                                                                                    -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...........................................   $ 6,912
                                                                                                    =======

See accompanying notes which are an integral part of the financial statements.

58 Core Bond Fund

CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands                                                                 Years Ended December 31,

                                                                                         2001       2000
                                                                                       --------   --------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ............................................................  $  5,226   $  5,438
   Net realized gain (loss) .........................................................     1,212        (42)
   Net change in unrealized appreciation (depreciation) .............................       474      3,081
                                                                                       --------   --------
      Net increase (decrease) in net assets from operations .........................     6,912      8,477
                                                                                       --------   --------
DISTRIBUTIONS
   From net investment income .......................................................    (5,842)    (4,637)
   From net realized gain ...........................................................      (680)        --
                                                                                       --------   --------
      Net decrease in net assets from distributions .................................    (6,522)    (4,637)
                                                                                       --------   --------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ....................    21,067      1,054
                                                                                       --------   --------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................................    21,457      4,894

NET ASSETS

   Beginning of period ..............................................................    88,514     83,620
                                                                                       --------   --------
   End of period (including undistributed net investment income of
      388 and $805, respectively) ...................................................  $109,971   $ 88,514
                                                                                       ========   ========

  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 59

CORE BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                    2001         2000          1999         1998          1997*
                                                 ----------    ---------    ---------    ----------    ---------

NET ASSET VALUE, BEGINNING OF PERIOD .........   $    10.07    $    9.64    $   10.68    $    10.45    $   10.00
                                                 ----------    ---------    ---------    ----------    ---------

INCOME FROM OPERATIONS
   Net investment income (a) .................          .54          .61          .59           .56          .64
   Net realized and unrealized gain (loss) ...          .18          .33         (.65)          .19          .30
                                                 ----------    ---------    ---------    ----------    ---------

      Total income from operations ...........          .72          .94         (.06)          .75          .94
                                                 ----------    ---------    ---------    ----------    ---------

DISTRIBUTIONS
   From net investment income ................         (.60)        (.51)        (.61)         (.47)        (.49)
   From net realized gain ....................         (.06)          --         (.16)         (.05)          --
   Tax return of capital .....................           --           --         (.21)           --           --
                                                 ----------    ---------    ---------    ----------    ---------

      Total distributions ....................         (.66)        (.51)        (.98)         (.52)        (.49)
                                                 ----------    ---------    ---------    ----------    ---------

NET ASSET VALUE, END OF PERIOD ...............   $    10.13    $   10.07    $    9.64    $    10.68    $   10.45
                                                 ==========    =========    =========    ==========    =========
TOTAL RETURN (%)(b) ..........................         7.41        10.00         (.61)         7.38         9.73

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..      109,971       88,514       83,620        32,305        8,523

   Ratios to average net assets (%)(c):
      Operating expenses, net ................          .80          .80          .80           .80          .80
      Operating expenses, gross ..............          .88          .84          .86          1.28         2.20
      Net investment income ..................         5.25         6.20         5.77          5.34         6.38
   Portfolio turnover rate (%) ...............       205.62       171.48       139.06         75.95        53.86

* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

60 Core Bond Fund

REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 2001 (Unaudited)

OBJECTIVE: To generate a high level of total return through above-average current income, while maintaining the potential for capital appreciation.

INVESTS IN: Primarily the equity securities of US real estate investment trusts and real estate operating companies.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of three managers with distinct approaches to investing in real estate equity securities.

                                    [GRAPH]
                         GROWTH OF A $10,000 INVESTMENT

  DATES     REAL ESTATE FUND    NAREIT EQUITY REIT**    LIPPER(R) REAL ESTATE ++
Inception*      $10,000               $10,000                  $10,000
      1999      $ 9,274               $ 9,153                  $10,129
      2000      $11,800               $11,564                  $12,689
      2001      $12,725               $13,176                  $13,836

Total           $43,799               $43,893                  $46,654

                        YEARLY PERIODS ENDED DECEMBER 31

REAL ESTATE SECURITIES FUND                      NAREIT Equity REIT Index

PERIOD ENDED      GROWTH OF        TOTAL         PERIOD ENDED      GROWTH OF        TOTAL
  12/31/01         $10,000         RETURN          12/31/01         $10,000         RETURN
-------------------------------------------      -------------------------------------------
1 Year             $10,784           7.84%       1 Year             $11,393         13.93%
Inception*         $12,725           9.39%(S)    Inception*         $13,176         10.90%(S)


                                                 LIPPER(R) REAL ESTATE BENCHMARK

                                                 PERIOD ENDED      GROWTH OF        TOTAL
                                                   12/31/01         $10,000         RETURN
                                                 -------------------------------------------
                                                 1 Year             $10,904         9.04%
                                                 Inception*         $13,836

62 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended December 31, 2001, the Real Estate Securities Fund posted a gain of 7.84% compared to the NAREIT Equity REIT Index, which gained 13.93%. After significantly outperforming its benchmark during 2000, the Fund gave back ground during 2001, largely as a result of its emphasis on financially strong REITs, during a period when investors were chasing lower quality, high dividend yield REITs.

PORTFOLIO HIGHLIGHTS
The year 2001 was the second consecutive strong year for REITs. While investors continued to search for relatively stable, value-oriented securities, real estate securities were among largest beneficiaries. The positive returns earned in the REIT market are even more impressive when contrasted with the 12.2% decline seen in the Russell 1000(R) Index.

The Fund's trailing performance during the first half of 2001 accounts for the majority of the shortfall during the past 12 months. In the final six months of the year, the Fund posted results very near its benchmark.

During the year, the REIT market was led by those issues offering the highest dividend yields. Lagging issues during 2000 turned into the leaders during 2001, most dramatically during the first and second quarters. These higher yields were required to attract investors to lower quality REITs that were also often not very liquid. The Fund's managers questioned the ability of these REITs to sustain these yields. Each of the Fund's three managers continued to emphasize higher quality REITs, with solid management teams and strong income growth potential. As a result of the markets preference for current income in lieu of longer-term sustainable growth, the Fund's returns trailed over the period.

Although only accounting for a small percentage of the index's total capitalization, Health Care and Self-Storage were the two strongest sectors of the NAREIT index during the year. The Hotels and Leisure sector led on the downside, largely in response to the concerns of a slowdown in travel after September 11.

Of the Fund's three managers, AEW turned in the strongest performance over the year, followed by Security Capital and Cohen & Steers respectively.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)           December 31, 2001

Equity Office Properties Trust                             7.73%
Archstone-Smith Trust                                      5.68
Vornado Realty Trust                                       5.10
Avalonbay Communities, Inc.                                4.92
Boston Properties, Inc.                                    4.63
Simon Property Group, Inc.                                 4.16
Arden Realty Group, Inc.                                   3.51
Apartment Investment & Management Co. Class A              3.44
Liberty Property Trust                                     2.97
AMB Property Corp.                                         2.65

PORTFOLIO CHARACTERISTICS
                                              December 31, 2001

Current P/E Ratio                                         16.6x
Portfolio Price/Book Ratio                                1.59x
Market Capitalization - $-Weighted Average             3.58 Bil
Number of Holdings                                           54

MONEY MANAGERS

AEW Capital Management, LP                      Value
Cohen & Steers Capital Management, Inc.         Market-Oriented
Security Capital Global Capital
 Management Group, Inc.                         Growth

* Real Estate Securities Fund assumes initial investment on April 30, 1999. NAREIT Index comparison for the initial investment began May 1, 1999. Lipper index comparison for the initial investment began April 1, 1999.

** NAREIT Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

++ Lipper(R) Real Estate Benchmark is the average total return for the universe of funds within the Real Estate Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                  Real Estate Securities Fund 63

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                               December 31, 2001

                                                              MARKET
                                                  NUMBER       VALUE
                                                    OF         (000)
                                                  SHARES         $
                                                 -------     -------
COMMON STOCKS (b) - 92.1%
APARTMENT - 24.1%
Amli Residential Properties Trust                 38,000         958
Apartment Investment & Management Co.
 Class A                                          84,800       3,878
Archstone-Smith Trust                            243,718       6,410
Avalonbay Communities, Inc.                      117,200       5,545
Camden Property Trust                             24,600         903
Chateau Communities, Inc.                         26,400         789
Equity Residential Properties Trust               98,600       2,831
Essex Property Trust, Inc.                        45,500       2,248
Gables Residential Trust                           9,800         290
Post Properties, Inc.                             47,050       1,671
Summit Properties, Inc.                           35,600         891
Sun Communities, Inc.                             15,300         569
                                                             -------
                                                              26,983
                                                             -------

HEALTH CARE - 1.7%
Health Care Property Investors, Inc.              27,100         981
Nationwide Health Properties, Inc.                51,800         968
                                                             -------
                                                               1,949
                                                             -------

HOTELS/LEISURE - 2.7%
FelCor Lodging Trust, Inc.                        13,400         224
Hospitality Properties Trust                      25,100         740
Host Marriott Corp.                               40,200         362
Starwood Hotels & Resorts
 Worldwide, Inc. Class B                          56,500       1,687
                                                             -------
                                                               3,013
                                                             -------

OFFICE/INDUSTRIAL - 37.9%
AMB Property Corp.                               114,900       2,987
Arden Realty Group, Inc.                         149,500       3,962
Boston Properties, Inc.                          137,400       5,221
Brandywine Realty Trust                           21,700         457
Brookfield Properties Corp.                       82,100       1,412
CarrAmerica Realty Corp.                          71,100       2,140
Catellus Development Corp. (a)                     1,200          22
Crescent Real Estate Equities Co.                 51,400         931
Duke-Weeks Realty Corp.                           22,400         545
Equity Office Properties Trust                   289,614       8,712
Kilroy Realty Corp.                               58,700       1,542
Liberty Property Trust                           112,100       3,346
Mack-Cali Realty Corp.                            77,700       2,410
Plum Creek Timber Co., Inc.                       23,100         655
Prentiss Properties Trust                         89,600       2,460
ProLogis Trust                                   122,000       2,624
PS Business Parks, Inc.                            5,200         164
Reckson Associates Realty Corp.                   73,300       1,712
SL Green Realty Corp.                             38,200       1,174
                                                             -------
                                                              42,476
                                                             -------

OUTLET CENTERS - 1.0%
Chelsea Property Group, Inc.                      23,700       1,164
                                                             -------
REGIONAL MALLS - 10.6%
CBL & Associates Properties, Inc.                 21,100         665
General Growth Properties, Inc.                   69,800       2,708
Macerich Co. (The)                                12,700         338
Rouse Co. (The)                                   53,600       1,570
Simon Property Group, Inc.                       159,800       4,687
Taubman Centers, Inc.                            129,000       1,915
                                                             -------
                                                              11,883
                                                             -------

SELF STORAGE - 3.4%
Public Storage, Inc.                              84,200       2,812
Shurgard Storage Centers, Inc. Class A            30,700         983
                                                             -------
                                                               3,795
                                                             -------

SHOPPING CENTER - 10.7%
Capital Automotive                                 3,800          76
Developers Diversified Realty Corp.               34,300         655
Federal Realty Investment Trust                   93,800       2,157
Kimco Realty Corp.                                25,500         834
Pan Pacific Retail Properties, Inc.               71,400       2,051
Philips International Realty Corp.                11,600          29
Regency Centers Corp.                             13,200         366
Vornado Realty Trust                             138,300       5,753
                                                             -------
                                                              11,921
                                                             -------

TOTAL COMMON STOCKS
(cost $92,378)                                               103,184
                                                             -------

64 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

                                                               December 31, 2001

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
                                                 (000)         (000)
                                                   $             $
                                               ---------     -------
SHORT-TERM INVESTMENTS - 8.6%
Frank Russell Investment Company
 Money Market Fund (c)                             9,567       9,567
                                                             -------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,567)                                                  9,567
                                                             -------

TOTAL INVESTMENTS - 100.7%
(identified cost $101,945)                                   112,751

OTHER ASSETS AND LIABILITIES,
NET - (0.7%)                                                    (769)
                                                             -------

NET ASSETS - 100.0%                                          111,982
                                                             =======

(a)  Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
      Brookfield Properties Corp.
      Catellus Development Corp.
      Starwood Hotels & Resorts Worldwide, Inc.
(c)  At net asset value.

  See accompanying notes which are an integral part of the financial statements.

                                                  Real Estate Securities Fund 65

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                December 31, 2001

ASSETS
Investments at market (identified cost $101,945)..................... $ 112,751
Receivables:
   Dividends.........................................................       785
   Investments sold..................................................       437
   Fund shares sold..................................................        32
                                                                      ---------

     Total assets....................................................   114,005

LIABILITIES
Payables:
   Investments purchased.................................... $ 1,788
   Fund shares redeemed.....................................     116
   Accrued fees to affiliates...............................      80
   Other accrued expenses...................................      39
                                                             -------

     Total liabilities...............................................     2,023
                                                                      ---------

NET ASSETS........................................................... $ 111,982
                                                                      =========
NET ASSETS CONSIST OF:
Undistributed net investment income.................................. $     404
Accumulated distributions in excess of net realized gain.............    (3,137)
Unrealized appreciation (depreciation) on investments................    10,806
Shares of beneficial interest........................................       104
Additional paid-in capital...........................................   103,805
                                                                      ---------

NET ASSETS........................................................... $ 111,982
                                                                      =========

NET ASSET VALUE, offering and redemption price per share:
   ($111,982,414 divided by 10,415,268 shares of $.01 par value
     shares of beneficial interest outstanding).....................  $   10.75
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

66 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                Year Ended December 31, 2001

INVESTMENT INCOME
   Dividends ......................................................... $5,895
   Dividends from Money Market Fund ..................................    353
                                                                       ------

     Total investment income .........................................  6,248

EXPENSES
   Management fees ......................................   $  819
   Custodian fees .......................................      107
   Transfer agent fees ..................................        6
   Professional fees ....................................       39
   Trustees' fees .......................................       17
   Miscellaneous ........................................       48
                                                            ------

   Expenses before reductions ...........................    1,036
   Expense reductions ...................................       (1)
                                                            ------
     Expenses, net ...................................................  1,035
                                                                       ------

Net investment income ................................................  5,213
                                                                       ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ..............................    402
Net change in unrealized appreciation (depreciation) on investments ..  1,610
                                                                       ------

Net realized and unrealized gain (loss) ..............................  2,012
                                                                       ------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ................ $7,225
                                                                       ======

See accompanying notes which are an integral part of the financial statements.

                                                  Real Estate Securities Fund 67

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS


Amounts in thousands                                    Years Ended December 31,

                                                                          2001                2000
                                                                          ----                ----
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .............................................     $  5,213            $ 3,885
   Net realized gain (loss) ..........................................          402               (987)
   Net change in unrealized appreciation (depreciation) ..............        1,610             14,114
                                                                           --------            -------
     Net increase (decrease) in net assets from operations ...........        7,225             17,012
                                                                           --------            -------
DISTRIBUTIONS
   From net investment income ........................................       (5,096)            (3,606)
   From net realized gain ............................................       (1,815)                --
                                                                           --------            -------

     Net decrease in net assets from distributions ...................       (6,911)            (3,606)
                                                                           --------            -------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .....       22,955             19,989
                                                                           --------            -------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..........................       23,269             33,395

NET ASSETS
   Beginning of period ...............................................       88,713             55,318
                                                                           --------            -------
   End of period (including undistributed net investment income of
    $404 and $279, respectively) .....................................     $111,982            $88,713
                                                                           ========            =======

See accompanying notes which are an integral part of the financial statements.

68  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                   YEARS ENDED DECEMBER 31,
                                                                ------------------------------
                                                                 2001        2000       1999*
                                                                -------     -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ........................  $  10.67     $  8.81    $ 10.00
                                                                -------     -------    -------
INCOME FROM OPERATIONS
   Net investment income (a) ................................       .57         .54        .35
   Net realized and unrealized gain (loss) ..................       .24        1.81      (1.08)
                                                                -------     -------    -------
   Total income from operations .............................       .81        2.35       (.73)
                                                                -------     -------    -------
DISTRIBUTIONS
   From net investment income ...............................      (.55)       (.49)      (.34)
   From net realized gain ...................................      (.18)         --         --
   Tax return of capital ....................................        --          --       (.12)
                                                                -------     -------    -------
Total distributions .........................................      (.73)       (.49)      (.46)
                                                                -------     -------    -------
NET ASSET VALUE, END OF PERIOD ..............................  $  10.75     $ 10.67    $  8.81
                                                                =======     =======    =======
TOTAL RETURN (%)(b) .........................................      7.84       27.24      (7.26)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .................   111,982      88,713     55,318

   Ratios to average net assets (%)(c):
     Operating expenses, net ................................      1.06        1.08       1.15
     Net investment income ..................................      5.35        5.58       5.84

   Portfolio turnover rate (%) ..............................     55.13       45.79      23.98

*    For the period April 30, 1999 (commencement of operations) to December 31,
     1999.

(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                  Real Estate Securities Fund 69

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2001

1.   ORGANIZATION
     Russell Insurance Funds (the "Investment Company") is a series mutual fund with five investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     International equity and fixed income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Short-term investments maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/accreted using the interest method for both tax and financial reporting purposes.

     PAYDOWN GAIN/LOSS: In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Core Bond Fund to classify gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. Previously, the gains and losses were classified as realized gain/loss. Adopting this accounting principle did not affect the Fund's net asset value, but changed the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The impact to the Core Bond Fund due to the adoption of this principle is immaterial.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

70 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

December 31, 2001


   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds. From November 1, 2001 to December 31, 2001, the Aggressive Equity, Non-U.S., and Core Bond Funds incurred net realized capital losses of $460,679, $2,217,191, and $702,788, respectively. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending December 31, 2002.

   At December 31, 2001, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryfowards and expiration dates are as follows:

                                 12/31/09            TOTALS
                              --------------     --------------
   Multi-Style Equity         $ 45,898,647       $ 45,898,647
   Aggressive Equity            11,438,703         11,438,703
   Non-U.S.                     27,331,155         27,331,155

   COMPONENTS OF DISTRIBUTABLE EARNINGS:

   As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

                                                                                                                 REAL ESTATE
                                     MULTI-STYLE EQUITY   AGGRESSIVE EQUITY        NON-U.S.      CORE BOND       SECURITIES
                                     -----------------------------------------------------------------------------------------
   Cost of Investments
    for Tax Purposes                 $      269,469,927   $     105,108,307    $ 175,641,624   $ 141,055,867   $ 105,918,332
   Gross Tax
    Unrealized Appreciation                  17,631,728          11,553,100        5,276,636       1,593,556       7,318,766
   Gross Tax
    Unrealized Depreciation                 (34,231,057)         (4,559,060)     (29,377,205)       (829,728)       (486,357)
                                     ------------------   -----------------    -------------   -------------   -------------
   Net Tax Unrealized
    Appreciation (Depreciation)      $      (16,599,329)  $       6,994,040    $ (24,100,569)  $     763,828   $   6,832,409
                                     ==================   =================    =============   =============   =============
   Undistributed Ordinary Income     $          382,421   $              --    $          --   $     395,886   $     404,196
   Undistributed Long-Term Gains
    (Capital Loss Carryforward)      $      (45,898,647)  $     (11,438,703)   $ (27,331,155)  $          --   $     837,105

   TAX COMPOSITION OF DISTRIBUTIONS:

                                                                                                                 REAL ESTATE
                                     MULTI-STYLE EQUITY   AGGRESSIVE EQUITY        NON-U.S.      CORE BOND       SECURITIES
                                     -----------------------------------------------------------------------------------------
   Ordinary Income                   $        1,493,960   $          14,033    $     660,363   $   6,325,508   $   5,095,585
   Long-Term Capital Gains           $        4,202,590   $              --    $          --   $     197,003   $   1,815,145
   Tax Return of Capital             $               --   $         100,038    $     277,571   $          --   $          --

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

                                                Notes to Financial Statements 71

RUSSELL INSURANCE FUNDS

December 31, 2001


    The following reclassifications have been made to reflect activity for the year ended December 31, 2001:

                                    UNDISTRIBUTED NET      ACCUMULATED NET           ADDITIONAL
                                    INVESTMENT INCOME    REALIZED GAIN (LOSS)     PAID-IN CAPITAL
                                    -----------------    --------------------     ---------------
Multi-Style Equity                     $ 24,537              $   2,384             $ (26,921)
Aggressive Equity                       100,038                     --              (100,038)
Non-U.S.                                302,986               (721,202)              418,216
Core Bond                               199,078               (199,078)                   --
Real Estate Securities                    8,047                (10,764)                2,717

     EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: Organization costs of the Funds, incurred prior to the adoption of SOP 98-5 at June 30, 1998, have been deferred and are being amortized over 60 months on a straight-line basis.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

     The Non-U.S. Fund does not isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Non-U.S. Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

72 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

December 31, 2001


    FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at December 31, 2001 are presented on the Statement of Net Assets for the Non-U.S. Fund.

    FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

    OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

    When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

    The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

    FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

    INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

                                                Notes to Financial Statements 73

RUSSELL INSURANCE FUNDS

December 31, 2001

3. INVESTMENT TRANSACTIONS
   SECURITIES: During year ended December 31, 2001, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                     PURCHASES              SALES
                                   -------------        -------------
Multi-Style Equity                 $ 326,042,515        $ 302,701,421
Aggressive Equity                    181,535,288          176,928,579
Non-U.S.                             127,059,707          119,619,913
Core Bond                            132,099,334          125,461,458
Real Estate Securities                72,113,255           49,509,074

Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:
                                     PURCHASES              SALES
                                   -------------        -------------
Core Bond                          $ 364,281,976        $ 365,325,230

WRITTEN OPTIONS CONTRACTS: Fund transactions in written options for the year ended December 31, 2001 were as follows:

                                                  WRITTEN OPTIONS
                                       NOTIONAL VALUE          PREMIUMS
CORE BOND                                  (000)               RECEIVED
                                       --------------        -----------
   Outstanding  December 31, 2000      $        2,109        $    15,519
   Opened                                      14,093            410,659
   Closed                                     (11,589)           (78,890)
   Expired                                     (3,389)           (21,735)
                                       --------------        -----------
   Outstanding December 31, 2001       $        1,224        $   325,553
                                       ==============        ===========
SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent in money market mutual funds and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for Non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of December 31, 2001, the value outstanding securities on loan and the value of collateral amounted to as follows:

                                         VALUE OF             VALUE OF
                                    SECURITIES ON LOAN       COLLATERAL
                                    ------------------       -----------
Multi-Style Equity                  $         266,794        $   278,279
Aggressive Equity                             882,121            905,981

As of December 31, 2001, 100% of collateral received for the securities on loan is cash. The collateral is invested in the Deutsche Bank IDA Fund.

74  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

December 31, 2001

4.   RELATED PARTIES

     MANAGER: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of December 31, 2001, $64,488,000 of the Money Market Fund's net assets represents investments by the Funds.

     For the year ended December 31, 2001, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $5,810,266 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.


                         ANNUAL RATE                    ANNUAL RATE
                         -----------       -------------------------------------
Multi-Style Equity          0.78%          Core Bond                       0.60%
Aggressive Equity           0.95           Real Estate Securities          0.85
Non-U.S.                    0.95

     FRIMCo calculates its management fee based on average daily net assets for each Fund, less any management fee incurred on the Fund's assets invested in the Frank Russell Investment Company Money Market Fund thereby eliminating any duplication of fees.

     FRIMCo has contractually agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps. There were no reimbursements for the year ended December 31, 2001.

     The expense caps and waivers as of December 31, 2001 were as follows:

                                EXPENSE          ADVISORY
                                 CAP            FEES WAIVED
                                ------          -----------
Multi-Style Equity               0.92%          $   168,652
Aggressive Equity                1.25               132,329
Non-U.S.                         1.30               214,024
Core Bond                        0.80                73,695
Real Estate Securities           1.08                    --

     ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the year ended December 31, 2001 were $78,205.

                                                Notes to Financial Statements 75

RUSSELL INSURANCE FUNDS

December 31, 2001


   CUSTODIAN: The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. For the year ended December 31, 2001 the Funds' custodian fees were reduced by the following amounts under these arrangements:

   Multi-Style Equity                   $ 1,642
   Aggressive Equity                      1,988
   Non-U.S.                               1,673
   Core Bond                              6,047
   Real Estate Securities                 1,406

   TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the year ended December 31, 2001 were $38,682.

   DISTRIBUTOR: Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

   BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price and commissions. Amounts paid to Frank Russell Securities, Inc. for the year ended December 31, 2001 for the Multi-Style Equity Fund were $35,349, for the Aggressive Equity Fund were $10,784, for the Non-U.S. Fund were $14,339, and for the Real Estate Securities Fund were $6,165.

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $12,000 per year plus out-of-pocket expenses. Total Trustee expenses for the year ended December 31, 2001 were $84,943, and were allocated to each Fund, where appropriate, on a prorata basis.

   BENEFICIAL INTEREST: As of December 31, 2001, FRIMCo and the Funds had four client relationships, the largest being Northwestern Mutual Life Insurance Company, that represented more than 10% of the total outstanding shares of the respective Funds.

                                       CLIENT RELATIONSHIP
                                           PERCENTAGES
                                    --------------------------
   Multi-Style Equity               29.5%  24.1%  21.0%  13.6%
   Aggressive Equity                30.7   26.1   21.7     --
   Non-U.S.                         33.2   26.3   21.1   12.2
   Core Bond                        38.0   31.9   17.3     --
   Real Estate Securities           39.7   36.0   14.1     --

76 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

December 31, 2001

5.  FUND SHARE TRANSACTIONS
    Share transactions for the year ended December 31, 2001 and December 31, 2000, were as follows:

                                                          SHARES                  DOLLARS (000)
                                                 -----------------------     ---------------------
                                                     2001        2000          2001         2000
                                                 -----------  ----------     ---------    --------
MULTI-STYLE EQUITY
   Proceeds from shares sold                       4,599,577   6,148,486     $  56,717    $ 96,291
   Proceeds from reinvestment of distributions       437,867     786,806         5,697      11,796
   Payments for shares redeemed                   (2,373,084) (5,366,034)      (29,522)    (85,423)
                                                 -----------  ----------     ---------    --------
   Total net increase (decrease)                   2,664,360   1,569,258     $  32,892    $ 22,664
                                                 ===========  ==========     =========    ========
AGGRESSIVE EQUITY
   Proceeds from shares sold                       1,940,748   3,142,540     $  21,313    $ 41,980
   Proceeds from reinvestment of distributions        10,601   1,051,419           114      12,305
   Payments for shares redeemed                   (1,276,500) (2,522,914)      (13,891)    (33,686)
                                                 -----------  ----------     ---------    --------
   Total net increase (decrease)                     674,849   1,671,045     $   7,536    $ 20,599
                                                 ===========  ==========     =========    ========
NON-U.S.
   Proceeds from shares sold                       5,742,086   6,078,954     $  54,173    $ 78,287
   Proceeds from reinvestment of distributions       109,957   1,334,717           938      15,763
   Payments for shares redeemed                   (4,618,879) (4,546,285)      (43,984)    (58,047)
                                                 -----------  ----------     ---------    --------
   Total net increase (decrease)                   1,233,164   2,867,386     $  11,127    $ 36,003
                                                 ===========  ==========     =========    ========
CORE BOND
   Proceeds from shares sold                       3,251,892   3,162,969     $  33,231    $ 30,840
   Proceeds from reinvestment of distributions       645,318     473,577         6,523       4,637
   Payments for shares redeemed                   (1,831,680) (3,526,395)      (18,687)    (34,423)
                                                 -----------  ----------     ---------    --------
   Total net increase (decrease)                   2,065,530     110,151     $  21,067     $ 1,054
                                                 ===========  ==========     =========    ========
REAL ESTATE SECURITIES
   Proceeds from shares sold                       3,555,196   2,562,021     $  37,911    $ 25,104
   Proceeds from reinvestment of distributions       651,129     364,434         6,911       3,606
   Payments for shares redeemed                   (2,102,841)   (895,294)      (21,867)     (8,721)
                                                 -----------  ----------     ---------    --------
   Total net increase (decrease)                   2,103,484   2,031,161     $  22,955    $ 19,989
                                                 ===========  ==========     =========    ========

                                                Notes to Financial Statements 77

REPORT OF INDEPENDENT ACCOUNTANTS




To the Board of Trustees and Shareholders of Russell Insurance Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Russell Insurance Funds (comprised of Multi-Style Equity, Aggressive Equity, Non-U.S., Core Bond, and Real Estate Securities (the "Funds")) at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Seattle, Washington
January 25, 2001

78 Report of Independent Accountants

RUSSELL INSURANCE FUNDS

TAX INFORMATION

December 31, 2001 (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2001:

                                    TOTAL LONG-TERM
                                     CAPITAL GAINS
                                    ---------------
Multi-Style Equity                  $     4,202,590
Core Bond                                   197,003
Real Estate Securities                    1,815,145

The Non-U.S. Fund paid foreign taxes of $363,612 and recognized $2,886,413 of foreign source income during the taxable year ended December 31, 2001. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $0.0203 per share of foreign taxes paid and $0.1614 of gross income earned from foreign sources in the taxable year ended December 31, 2001.

Please consult a tax advisor for questions about federal or state income tax laws.

                                                              Tax Information 79

RUSSELL INSURANCE FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS

December 31, 2001 (Unaudited)


The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 31 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. FRC is Frank Russell Company. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.


-----------------------------------------------------------------------------------------------------------------------
                                                                                              NO. OF
                           POSITION(S)                                                    PORTFOLIOS IN
                            HELD WITH                                                      RUSSELL FUND     OTHER
                            FUND AND                           PRINCIPAL OCCUPATION(S)       COMPLEX     DIRECTORSHIPS
    NAME, AGE,              LENGTH OF                                DURING THE            OVERSEEN BY      HELD BY
     ADDRESS               TIME SERVED        TERM OF OFFICE        PAST 5 YEARS             TRUSTEE        TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES
--------
-----------------------------------------------------------------------------------------------------------------------
*George F. Russell,     Trustee Emeritus     Appointed until  . Currently, Chairman of        36        None
Jr., Born July 3, 1932  and Chairman         successor is       the Board, FRC
                        Emeritus since       duly elected     . Currently, Chairman
909 A Street            1999.                and qualified.     Emeritus, FRIC and
Tacoma, Washington                                              RIF
98402-1616                                                    . From 1984 to
                                                                December 1998,
                                                                Chairman of the Board
                                                                of FRIC and RIF.
=======================================================================================================================
*Lynn L. Anderson,      Trustee since 1987.  Appointed until  . Vice Chairman, FRC;           36        . Trustee, The
Born April 22, 1939                          successor        . Chairman of the Board,                    SSgA Funds
                                             is duly elected    President and CEO,                        (investment
909 A Street                                 and qualified.     FRIC and RIF;                             company);
Tacoma, Washington                                            . Chief Executive Officer
98402-1616              President and CEO                       and Chairman of the
                        sine 1987;           Until successor    Board, Russell Fund
                        Chairman of the      is chosen and      Distributors, Inc. and
                        Board since 1999     qualified by       FRIMCo;
                                             Trustees.        . Trustee, President and
                                                                Chairman of the Board,
                                                                The SSgA Funds
                                                                (investment company);
                                                              . Chairman of the Board,
                                                                Frank Russell Trust
                                                                Company;
=======================================================================================================================
*Michael J.A. Phillips  Trustee since        Appointed until  . President and Chief           36        None
Born January 20, 1948   January 2, 2002      successor is       Executive Officer, FRC
                                             duly elected
909 A Street                                 and qualified.
Tacoma, Washington
98402-1616
-----------------------------------------------------------------------------------------------------------------------

----------
* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

80 Disclosure of Information about Fund Directors

RUSSELL INSURANCE FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS

December 31, 2001 (Unaudited)


-----------------------------------------------------------------------------------------------------------------------
                                                                                              NO. OF
                           POSITION(S)                                                    PORTFOLIOS IN
                            HELD WITH                                                      RUSSELL FUND     OTHER
                            FUND AND                           PRINCIPAL OCCUPATION(S)       COMPLEX     DIRECTORSHIPS
    NAME, AGE,              LENGTH OF                                DURING THE            OVERSEEN BY      HELD BY
     ADDRESS               TIME SERVED        TERM OF OFFICE        PAST 5 YEARS             TRUSTEE        TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT
-----------
TRUSTEES
--------
-----------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,       Trustee since 1984   Appointed until  . 1996 to present,              36        None
Born October 15, 1931                        successor          President, Anderson
                                             is duly elected    Management Group
909 A Street                                 and qualified.     LLC (architectural
Tacoma, Washington                                              design and
98402-1616                                                      manufacturing).
=======================================================================================================================
Paul Anton, Ph.D.,      Trustee since 1985   Appointed until  . Retired since 1997            36        None
Born December 1,                             successor        . Until 1997, President,
1919                                         Is duly elected    Paul Anton and
909 A Street                                 and qualified.     Associates (Marketing
Tacoma, Washington                                              Consultant on emerging
98402-1616                                                      international markets
                                                                for small corporations).
=======================================================================================================================
William E. Baxter,      Trustee since 1984   Appointed until  . Retired since 1986.           36        None
Born June 8, 1925                            successor
                                             Is duly elected
909 A Street                                 and qualified.
Tacoma, Washington
98402-1616
=======================================================================================================================
Kristianne Blake        Trustee since 2000   Appointed until  . President, Kristianne         36        Trustee, WM
Born January 22, 1954                        successor          Gates Blake, P.S.                       Group of
                                             Is duly elected    (accounting services).                  Funds;
909 A Street                                 and qualified.                                             Director,
Tacoma, Washington                                                                                      Avista Corp.
98402-1616
=======================================================================================================================
Lee C. Gingrich,        Trustee since 1984   Appointed until  . Retired since 1995.           36        None
Born October 6, 1930                         successor
909 A Street                                 Is duly elected
Tacoma, Washington                           and qualified.
98402-1616
-----------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors 81

RUSSELL INSURANCE FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS

December 31, 2001 (Unaudited)


-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT
-----------
TRUSTEES (continued)
--------------------
-----------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,      Trustee since 1984   Appointed until  . Retired since 1981.           36        None
Born May 5, 1926                             successor
909 A Street                                 is duly elected
Tacoma, Washington                           and qualified.
98402-1616
-----------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison,    Trustee since 2000   Appointed until  . Currently, President,         36        None
Jr.                                          successor          Simpson Investment
Born December 21,                            is duly elected    Company and several
1955                                         and qualified.     additional subsidiary
                                                                companies, including
909 A Street                                                    Simpson Timber
Tacoma, Washington                                              Company, Simpson
98402-1616                                                      Paper Company and
                                                                Simpson Tacoma Kraft
                                                                Company;
                                                              . Prior to July 1997,
                                                                President, Simpson
                                                                Paper Company.
-----------------------------------------------------------------------------------------------------------------------

82 Disclosure of Information about Fund Directors

RUSSELL INSURANCE FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS

December 31, 2001 (Unaudited)


------------------------------------------------------------------------------------------------------------------------
                           POSITION(S)
                            HELD WITH
                            FUND AND                                             PRINCIPAL OCCUPATION(S)
    NAME, AGE,              LENGTH OF                                                 DURING THE
     ADDRESS               TIME SERVED        TERM OF OFFICE                         PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------
Mark E. Swanson,        Treasurer and        Until successor is  . Treasurer and Chief Accounting Officer, FRIC and RIF;
Born November 26,       Chief Accounting     chosen and          . Director, Funds Administration, FRIMCo and Frank
1963                    Officer since        qualified by          Russell Trust Company;
                        1998                 Trustees            . Treasurer, SSgA Funds (investment company);
909 A Street                                                     . Manager, Funds Accounting and Taxes, Russell Fund
Tacoma, Washington                                                 Distributors, Inc.;
98402-1616                                                       . April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                   and RIF; November 1995 to July 1998, Assistant
                                                                   Secretary, SSgA Funds; February 1997 to July 1998,
                                                                   Manager, Funds Accounting and Taxes, FRIMCo.
========================================================================================================================
Randall P. Lert,        Director of          Until removed by    . Director of Investments, FRIC and RIF
Born October 3, 1953    Investments since    Trustees.           . Chief Investment Officer, Frank Russell Trust Company
                        1991                                     . Director, FRIMCo and Russell Fund Distributors, Inc.;
909 A Street
Tacoma, Washington
98402-1616
========================================================================================================================
Mark D. Amberson        Director of Short-   Until removed by    . Director of Short-Term Investment Funds, FRIC, RIF,
Born July 20, 1960      Term Investment      Trustees.             FRIMCo and Frank Russell Trust Company.
                        Funds since 2001                         . From 1991 to 2001, Portfolio Manager, FRIC, RIF,
909 A Street                                                       FRIMCo and Frank Russell Trust Company.
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------

                               Disclosure of Information about Fund Directors 83

RUSSELL INSURANCE FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS

December 31, 2001 (Unaudited)

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington held on December 13, 2001.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

THE RESULT OF EACH VOTE ACCOMPANY THE DESCRIPTION OF EACH MATTER
----------------------------------------------------------------

1.01 Elect Kristianne Blake to the Board of Trustees of Russell Insurance Funds
     - Director/Trustee
     Vote:
     -----
                                       FOR           AGAINST
                                  --------------   -----------
     Multi-Style Equity Fund      20,194,685.332   347,994.144
     Aggressive Equity Fund        9,181,003.370   266,824.301
     Non-U.S. Fund                16,894,224.288   442,605.873
     Real Estate Securities Fund   9,659,810.062   127,998.975
     Core Bond Fund               10,025,275.795   108,298.070

1.02 Elect Raymond P. Tennison, Jr. to the Board of Trustees of Russell Insurance Funds - Director/Trustee
     Vote:
     -----
                                       FOR           AGAINST
                                  --------------   -----------
     Multi-Style Equity Fund      20,229,794.585   312,884.891
     Aggressive Equity Fund        9,188,243.256   259,584.415
     Non-U.S. Fund                16,870,701.454   466,128.707
     Real Estate Securities Fund   9,648,784.192   139,024.845
     Core Bond Fund               10,014,959.146   118,614.719

2.a  To amend the fundamental investment restriction regarding borrowing.
     Vote:
     -----
                                                                 ABSTAIN/BROKER
                                       FOR           AGAINST        NON-VOTE
                                  --------------   -----------   --------------
Multi-Style Equity Fund           19,335,229.637   499,243.399      708,206.440
Aggressive Equity Fund             8,724,412.080   385,214.622      338,200.969
Non-U.S. Fund                     16,441,156.316   699,549.065      196,124.780
Real Estate Securities Fund        9,310,665.549   383,319.170       93,824.318
Core Bond Fund                     9,835,758.653   176,904.120      120,911.092

2.b  To amend the fundamental investment restriction regarding underwriting.
     Vote:
     -----
                                                                 ABSTAIN/BROKER
                                       FOR          AGAINST         NON-VOTE
                                  -------------- -------------   --------------
Multi-Style Equity Fund           19,384,845.985   435,610.015      722,223.476
Aggressive Equity Fund             8,824,162.455   269,435.269      354,229.947
Non-U.S. Fund                     16,141,490.599 1,000,464.662      194,874.900
Real Estate Securities Fund        9,278,556.854   412,373.405       96,878.778
Core Bond Fund                     9,832,803.258   210,710.142       90,060.465

84 Matter Submitted to a Vote of Shareholders

RUSSELL INSURANCE FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS

December 31, 2001 (Unaudited)


2.c  To amend the fundamental investment restriction regarding lending.

     Vote:
     -----

                                                                                     ABSTAIN/BROKER
                                                    FOR                AGAINST          NON-VOTE
                                              --------------         -----------     --------------
Multi-Style Equity Fund                       19,289,697.159         502,950.057       750,032.260
Aggressive Equity Fund                         8,755,201.731         346,199.220       346,426.720
Non-U.S. Fund                                 16,184,923.671         943,066.747       208,839.743
Real Estate Securities Fund                    9,209,252.696         440,020.820       138,535.521
Core Bond Fund                                 9,833,398.701         148,527.819       151,647.345

2.d To amend the fundamental investment restriction regarding investing in commodities.

     Vote:
     -----

                                                                                     ABSTAIN/BROKER
                                                    FOR                AGAINST          NON-VOTE
                                              --------------         -----------     --------------
Multi-Style Equity Fund                       19,221,769.128         537,358.609       783,551.739
Aggressive Equity Fund                         8,696,594.646         464,550.525       286,682.500
Non-U.S. Fund                                 15,963,683.539       1,091,779.254       281,367.368
Real Estate Securities Fund                    9,258,828.564         400,120.652       128,859.821
Core Bond Fund                                 9,723,074.255         247,990.724       162,508.886

2.e To amend the fundamental investment restriction regarding industry concentration.

     Vote:
     -----

                                                                                     ABSTAIN/BROKER
                                                    FOR                AGAINST          NON-VOTE
                                              --------------         -----------     --------------
Multi-Style Equity Fund                       19,189,876.975         541,060.732       811,741.769
Aggressive Equity Fund                         8,743,780.279         405,905.452       298,141.940
Non-U.S. Fund                                 15,954,526.948       1,114,285.410       268,017.803
Real Estate Securities Fund                    9,234,467.810         370,640.430       182,700.797
Core Bond Fund                                 9,759,823.656         225,768.618       147,981.591

3.a To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.

     Vote:
     -----

                                                                                     ABSTAIN/BROKER
                                                    FOR                AGAINST          NON-VOTE
                                              --------------         -----------     --------------
Multi-Style Equity Fund                       19,099,666.369         548,160.129       894,852.978
Aggressive Equity Fund                         8,707,180.994         417,979.314       322,667.363
Non-U.S. Fund                                 16,007,506.436       1,036,993.320       292,330.405
Real Estate Securities Fund                    9,239,642.295         401,856.234       146,310.508
Core Bond Fund                                 9,782,575.058         207,756.897       143,241.910


                                  Matter Submitted to a Vote of Shareholders  85

RUSSELL INSURANCE FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS

December 31, 2001 (Unaudited)

3.b To eliminate the fundamental investment restriction regarding purchasing securities on margin and making short sales.

    Vote:
    -----

                                                                                   ABSTAIN/BROKER
                                                   FOR                AGAINST         NON-VOTE
                                            ----------------     ---------------   --------------
    Multi-Style Equity Fund                   18,790,444.802         954,184.328      798,050.346
    Aggressive Equity Fund                     8,594,078.188         572,226.585      281,522.898
    Non-U.S. Fund                             15,617,720.330       1,452,971.739      266,138.092
    Real Estate Securities Fund                9,162,762.250         512,489.706      112,557.081
    Core Bond Fund                             9,531,466.112         428,603.872      173,503.881

3.c To eliminate the fundamental investment restriction regarding purchasing securities of other investment companies.

    Vote:
    -----

                                                                                   ABSTAIN/BROKER
                                                   FOR                AGAINST         NON-VOTE
                                            ----------------     ---------------   --------------
Multi-Style Equity Fund                       19,198,285.445         521,054.893      823,339.138
Aggressive Equity Fund                         8,799,264.866         358,220.181      290,342.624
Non-U.S. Fund                                 16,114,531.222         938,877.065      283,421.874
Real Estate Securities Fund                    9,322,831.001         318,500.100      146,477.936
Core Bond Fund                                 9,807,386.963         142,082.871      184,104.031

3.d To eliminate the fundamental investment restriction regarding investments in options.

    Vote:
    -----

                                                                                   ABSTAIN/BROKER
                                                   FOR                AGAINST         NON-VOTE
                                            ----------------     ---------------   --------------
Multi-Style Equity Fund                       18,820,274.900         893,308.300     829,096.276
Aggressive Equity Fund                         8,612,699.270         538,385.943     296,742.458
Non-U.S. Fund                                 15,718,352.624       1,349,730.720     268,746.817
Real Estate Securities Fund                    9,238,368.925         400,433.143     149,006.969
Core Bond Fund                                 9,595,639.558         354,978.326     182,955.981

3.e To eliminate the fundamental investment restriction regarding participating in joint trading accounts.

    Vote:
    -----

                                                                                   ABSTAIN/BROKER
                                                   FOR                AGAINST         NON-VOTE
                                            ----------------     ---------------   --------------
Multi-Style Equity Fund                       19,195,138.883         480,142.206      867,398.387
Aggressive Equity Fund                         8,786,689.212         350,933.808      310,204.651
Non-U.S. Fund                                 16,090,987.196         938,532.893      307,310.072
Real Estate Securities Fund                    9,333,327.597         303,126.782      151,354.658
Core Bond Fund                                 9,821,687.619         158,371.242      153,515.004

3.f To eliminate the fundamental investment restriction regarding purchases and sales of portfolio securities involving affiliates.

    Vote:
    -----

                                                                                   ABSTAIN/BROKER
                                                   FOR                AGAINST         NON-VOTE
                                            ----------------     ---------------   --------------
Multi-Style Equity Fund                       19,131,423.777         598,261.978      812,993.721
Aggressive Equity Fund                         8,714,559.559         446,454.921      286,813.191
Non-U.S. Fund                                 16,102,076.609         952,393.553      282,359.999
Real Estate Securities Fund                    9,366,946.816         284,861.040      136,001.181
Core Bond Fund                                 9,823,619.167         185,782.629      124,172.069

86 Matter Submitted to a Vote of Shareholders

RUSSELL INSURANCE FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS

December 31, 2001 (Unaudited)


3.g To eliminate the fundamental investment restriction regarding diversification of investments and regarding acquiring more than certain percentages of the securities of any one issuer.

     Vote:
     -----

                                                                                   ABSTAIN/BROKER
                                                    FOR               AGAINST         NON-VOTE
                                              --------------       -------------   --------------
Multi-Style Equity Fund                       19,108,638.117         623,879.019    810,162.340
Aggressive Equity Fund                         8,750,802.023         416,017.537    281,008.111
Non-U.S. Fund                                 15,967,052.203       1,097,516.390    272,261.568
Real Estate Securities Fund                    9,271,190.077         326,255.009    190,363.951
Core Bond Fund                                 9,753,455.336         261,150.566    118,967.963

3.h To eliminate the fundamental investment restriction regarding investments in warrants.

     Vote:
     -----

                                                                                   ABSTAIN/BROKER
                                                    FOR               AGAINST         NON-VOTE
                                              --------------       -------------   --------------
Multi-Style Equity Fund                       18,909,164.307         815,255.709    818,259.460
Aggressive Equity Fund                         8,609,737.101         542,834.957    295,255.613
Non-U.S. Fund                                 15,681,439.730       1,364,122.704    291,267.726
Real Estate Securities Fund                    9,148,800.885         428,062.747    210,945.405
Core Bond Fund                                 9,578,844.037         386,656.458    168,073.370

                                   Matter Submitted to a Vote of Shareholders 87

RUSSELL INSURANCE FUNDS
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


TRUSTEES
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Kristianne Blake
  Lee C. Gingrich
  Eleanor W. Palmer
  Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
  George F. Russell, Jr.

OFFICERS
  Lynn L. Anderson, Chairman of the Board and President
  Mark Amberson, Manager of Short Term Investment Funds
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

CONSULTANT
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

CUSTODIAN
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

LEGAL COUNSEL
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  999 Third Avenue
  Suite 1800
  Seattle, WA 98104

MONEY MANAGERS
MULTI-STYLE EQUITY FUND
  Alliance Capital Management L.P., Minneapolis, MN
  Alliance Capital Management L.P. through it's Bernstein
   Investment Research and Management Unit, New York, NY
  Barclays Global Investors, San Francisco, CA
  Peachtree Asset Management, Atlanta, GA
  Strong Capital Management, Inc., Menomonee Falls, WI
  Turner Investment Partners, Inc., Berwyn, PA
  Westpeak Investment Advisors, L.P., Boulder, CO

AGGRESSIVE EQUITY FUND
  CapitalWorks Investment Partners, LLC, San Diego, CA
  David J. Greene and Company, LLC, New York, NY
  Geewax Terker & Company, Phoenixville, PA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Suffolk Capital Management, Inc. New York, NY
  Systematic Financial Management, L.P., Teaneck, NJ
  TimesSquare Capital Management, Inc., New York, NY
  Westpeak Investment Advisors, L.P., Boulder, CO

NON-U.S. FUND
  Fidelity Management & Research Company, Boston, MA
  J.P. Morgan Investment Management, Inc., New York, NY
  Oechsle International Advisors, LLC, Boston, MA
  The Boston Company Asset Management, LLC, Boston, MA

CORE BOND FUND
  Pacific Investment Management Company, LLC, Newport Beach, CA
  TimesSquare Capital Management, Inc., New York, NY

REAL ESTATE SECURITIES FUND
  AEW Management and Advisors, L.P., Boston, MA
  Cohen & Steers Capital Management, Inc., New York, NY
  Security Capital Global Capital Management Group, Inc.,
    Chicago, IL

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

88 Manager, Money Managers and Service Providers

[LOGO OF RUSSELL INSURANCE FUNDS]

Russell Insurance Funds
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax:253-591-3495
                                                                36-08-023 (1201)
www.russell.com